UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large Cap Select Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Airlines – 1.2%

12,007	Delta Air Lines, Inc.	$532,390

	Banks – 8.2%

84,715	Bank of America Corporation	1,514,704

16,411	Citigroup Inc.	959,387

16,952	JP Morgan Chase & Co.	1,161,721
	Total Banks	3,635,812

	Biotechnology – 5.4%

2,531	Alexion Pharmaceuticals Inc., (3)	499,721

3,204	Amgen Inc.	565,794

1,084	Biogen Inc., (3)	345,557

1,174	Bluebird Bio Inc., (2), (3)	194,684

6,635	Gilead Sciences, Inc.	782,001
	Total Biotechnology	2,387,757

	Capital Markets – 5.4%

5,422	Ameriprise Financial, Inc.	681,383

26,873	E*Trade Group Inc., (3)	763,731

13,512	Invesco LTD	521,563

11,877	TD Ameritrade Holding Corporation	436,242
	Total Capital Markets	2,402,919

	Chemicals – 3.3%

8,654	Dow Chemical Company	407,257

4,166	LyondellBasell Industries NV	390,896

6,016	PPG Industries, Inc.	652,014
	Total Chemicals	1,450,167

	Communications Equipment – 0.7%

2,409	F5 Networks, Inc., (2), (3)	323,143

	Consumer Finance – 2.1%

8,600	Discover Financial Services	479,966

47,914	SLM Corporation	437,455
	Total Consumer Finance	917,421

	Electrical Equipment – 1.1%

4,027	Rockwell Automation, Inc., (2), (3)	470,273

	Energy Equipment & Services – 0.9%

6,814	Baker Hughes Incorporated	396,234

Nuveen Investments	1

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 1.5%

6,049	CVS Caremark Corporation	$680,330

	Food Products – 2.8%

11,297	ConAgra Foods, Inc.	497,746

16,382	Tyson Foods, Inc., Class A, (2)	726,542
	Total Food Products	1,224,288

	Health Care Equipment & Supplies – 2.8%

28,940	Boston Scientific Corporation, (2), (3)	501,820

9,290	Medtronic, PLC	728,243
	Total Health Care Equipment & Supplies	1,230,063

	Health Care Providers & Services – 5.3%

4,842	Aetna Inc.	547,001

5,198	CIGNA Corporation	748,824

2,730	Humana Inc.	497,106

2,487	McKesson HBOC Inc.	548,558
	Total Health Care Providers & Services	2,341,489

	Hotels, Restaurants & Leisure – 1.4%

6,757	Royal Caribbean Cruises Limited	607,116

	Household Durables – 1.1%

8,658	Jarden Corporation, (2)	476,190

	Insurance – 1.7%

15,592	Hartford Financial Services Group, Inc., (2)	741,400

	Internet & Catalog Retail – 2.6%

1,026	Amazon.com, Inc., (3)	550,090

498	priceline.com Incorporated, (3)	619,298
	Total Internet & Catalog Retail	1,169,388

	Internet Software & Services – 3.8%

6,365	Facebook Inc., Class A Shares, (3)	598,374

1,631	Google Inc., Class A, (3)	1,072,382
	Total Internet Software & Services	1,670,756

	IT Services – 4.3%

7,462	Fidelity National Information Services	488,239

14,572	MasterCard, Inc.	1,419,313
	Total IT Services	1,907,552

	Leisure Products – 1.1%

6,365	Hasbro, Inc., (2)	501,180

2	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 3.2%

14,614	Allison Transmission Holdings Inc.	$426,437

5,882	Illinois Tool Works, Inc.	526,263

16,795	Trinity Industries Inc.	491,422
	Total Machinery	1,444,122

	Media – 1.9%

13,681	Comcast Corporation, Class A	853,831

	Multiline Retail – 4.5%

6,139	Dollar Tree Stores Inc., (3)	479,026

7,404	Kohl’s Corporation, (2)	454,013

7,029	Macy’s, Inc.	485,423

6,977	Target Corporation	571,067
	Total Multiline Retail	1,989,529

	Multi-Utilities – 0.8%

3,618	Sempra Energy	368,240

	Oil, Gas & Consumable Fuels – 4.8%

4,526	Anadarko Petroleum Corporation	336,508

9,449	Columbia Pipeline Group, Inc.	275,722

5,358	Devon Energy Corporation	264,792

3,824	Exxon Mobil Corporation	302,899

11,820	Newfield Exploration Company, (3)	387,578

4,887	Occidental Petroleum Corporation	343,067

1,696	Pioneer Natural Resources Company	215,002
	Total Oil, Gas & Consumable Fuels	2,125,568

	Pharmaceuticals – 6.7%

15,358	AbbVie Inc., (2)	1,075,214

1,754	Allergan PLC, (3)	580,837

22,702	Pfizer Inc.	818,634

7,022	Teva Pharmaceutical Industries Limited, Sponsored ADR	484,658
	Total Pharmaceuticals	2,959,343

	Semiconductors & Semiconductor Equipment – 1.8%

19,122	Applied Materials, Inc.	331,958

9,471	Broadcom Corporation, Class A	479,327
	Total Semiconductors & Semiconductor Equipment	811,285

	Software – 8.5%

18,250	Activision Blizzard Inc., (2)	470,667

10,269	Electronic Arts Inc., (3)	734,747

5,266	Intuit, Inc.	556,985

7,691	Mobileye NV, (2), (3)	462,229

Nuveen Investments	3

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

6,977	Nice Systems Limited, Sponsored ADR	$450,435

6,515	Red Hat, Inc., (2), (3)	515,206

7,719	Salesforce.com, Inc., (3)	565,803
	Total Software	3,756,072

	Specialty Retail – 4.8%

14,248	Best Buy Co., Inc.	460,068

8,603	Foot Locker, Inc., (2)	606,942

8,942	Lowe’s Companies, Inc.	620,217

3,781	Signet Jewelers Limited	458,333
	Total Specialty Retail	2,145,560

	Technology Hardware, Storage & Peripherals – 5.8%

21,139	Apple, Inc.	2,564,161
	Total Long-Term Investments (cost $40,373,802)	44,083,579

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 17.8%

	Money Market Funds – 17.8%

7,888,974	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)	$7,888,974
	Total Investments Purchased with Collateral from Securities Lending (cost $7,888,974)	7,888,974

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

178,389	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$178,389
	Total Short-Term Investments (cost $178,389)	178,389
	Total Investments (cost $48,441,165) – 117.7%	52,150,942
	Other Assets Less Liabilities – (17.7)%	(7,830,067)
	Net Assets – 100%	$44,320,875

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

4	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$44,083,579	$—	$—	$44,083,579
Investments Purchased with Collateral from Securities Lending	7,888,974	—	—	7,888,974
Short-Term Investments:
Money Market Funds	178,389	—	—	178,389
Total	$52,150,942	$—	$—	$52,150,942

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $48,458,312.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$4,765,157
Depreciation	(1,072,527)
Net unrealized appreciation (depreciation) of investments	$3,692,630

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,661,458.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	5

Nuveen Small Cap Select Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.8%

	COMMON STOCKS – 98.8%

	Air Freight & Logistics – 1.0%

52,117	Hub Group, Inc., (3)	$2,195,689

	Auto Components – 1.1%

47,757	Tenneco Inc., (3)	2,378,776

	Automobiles – 1.1%

42,412	Thor Industries, Inc.	2,369,983

	Banks – 9.4%

56,019	Banner Corporation	2,669,866

50,161	East West Bancorp Inc.	2,245,206

86,576	Glacier Bancorp, Inc.	2,432,786

67,382	Privatebancorp, Inc.	2,785,572

73,640	Renasant Corporation	2,367,526

78,894	Webster Financial Corporation	3,050,042

135,180	Western Alliance Bancorporation, (3)	4,573,136
	Total Banks	20,124,134

	Biotechnology – 4.5%

10,219	Acadia Pharmaceuticals, Inc., (2), (3)	498,789

5,414	Anacor Pharmaceuticals Inc., (2), (3)	807,715

22,856	Cepheid, Inc., (3)	1,270,565

7,036	Clovis Oncology Inc., (3)	594,049

33,911	Dyax Corporation, (3)	834,550

22,378	Emergent BioSolutions, Inc., (3)	734,670

24,455	Insmed Incorporated, (3)	662,730

10,493	Kite Pharma Inc., (2, (3)	763,576

56,426	Lion Biotechnologies Inc., (3)	483,007

14,446	Neurocrine Biosciences Inc., (3)	724,034

8,877	PTC Therapeutics Inc., (3)	454,591

8,529	Sage Therapeutics, Inc., (3)	583,042

9,155	Ultragenyx Pharmaceutical Inc., (3)	1,107,114
	Total Biotechnology	9,518,432

	Capital Markets – 2.3%

49,074	Evercore Partners Inc., (2)	2,885,551

248,750	Pennantpark Investment Corporation, (2)	1,970,100
	Total Capital Markets	4,855,651

6	Nuveen Investments

Shares	Description (1)	Value

	Chemicals – 1.4%

87,303	PolyOne Corporation, (2)	$2,991,874

	Commercial Services & Supplies – 2.2%

58,624	HNI Corporation	2,907,164

67,098	Interface, Inc.	1,742,535
	Total Commercial Services & Supplies	4,649,699

	Communications Equipment – 3.1%

88,770	Netgear, Inc., (2), (3)	2,972,907

61,462	Plantronics Inc.	3,569,713
	Total Communications Equipment	6,542,620

	Construction & Engineering – 2.8%

153,878	MasTec Inc., (3)	2,835,972

146,924	Tutor Perini Corporation, (3)	3,075,119
	Total Construction & Engineering	5,911,091

	Construction Materials – 1.1%

122,254	Headwater Inc., (3)	2,324,049

	Containers & Packaging – 1.3%

87,660	Berry Plastics Corporation, (3)	2,854,210

	Distributors – 1.2%

37,440	Pool Corporation	2,636,525

	Diversified Consumer Services – 1.3%

55,373	Capella Education Company	2,852,263

	Electric Utilities – 0.8%

61,187	PNM Resources Inc.	1,614,113

	Electrical Equipment – 2.8%

79,914	Generac Holdings Inc., (2), (3)	2,802,584

45,871	Regal-Beloit Corporation	3,184,824
	Total Electrical Equipment	5,987,408

	Electronic Equipment, Instruments & Components – 2.2%

40,867	OSI Systems Inc., (3)	2,868,046

150,010	Vishay Intertechnology Inc.	1,722,115
	Total Electronic Equipment, Instruments & Components	4,590,161

	Energy Equipment & Services – 1.3%

141,709	Matrix Service Company, (3)	2,746,320

	Food & Staples Retailing – 1.1%

85,495	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	2,286,136

	Food Products – 1.2%

235,110	SunOpta, Inc., (3)	2,515,677

Nuveen Investments	7

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 1.4%

56,416	Laclede Group Inc., (2)	$3,052,670

	Health Care Equipment & Supplies – 6.3%

24,830	Abiomed, Inc., (3)	1,923,332

46,077	ConforMIS Inc., (3)	1,063,457

29,155	Inogen Inc., (3)	1,296,231

43,906	Integra Lifesciences Holdings Corporation, (2), (3)	2,815,692

66,117	K2M Group Holdings Inc., (3)	1,512,757

211,714	Nxstage Medical, Inc., (2), (3)	3,023,276

55,296	Zeltiq Aesthetics Inc, (3)	1,899,418
	Total Health Care Equipment & Supplies	13,534,163

	Health Care Providers & Services – 1.8%

57,606	HealthSouth Corporation	2,632,594

35,905	Teladoc, Inc., (2), (3)	1,133,521
	Total Health Care Providers & Services	3,766,115

	Hotels, Restaurants & Leisure – 4.2%

35,161	Jack in the Box Inc., Term Loan	3,340,295

32,385	Red Robin Gourmet Burgers, Inc., (2), (3)	2,968,085

64,991	Texas Roadhouse, Inc., (2)	2,559,995
	Total Hotels, Restaurants & Leisure	8,868,375

	Insurance – 5.4%

75,114	American Equity Investment Life Holding Company, (2)	2,218,868

55,951	Amerisafe, Inc.	2,800,348

180,949	CNO Financial Group Inc., (2)	3,228,130

91,748	Horace Mann Educators Corporation	3,233,199
	Total Insurance	11,480,545

	Internet Software & Services – 3.2%

70,701	Constant Contact Inc., (3)	1,826,914

70,867	Cornerstone OnDemand Inc., (3)	2,555,464

84,937	Wix.com Limited, (3)	2,378,236
	Total Internet Software & Services	6,760,614

	Leisure Products – 1.8%

72,925	Brunswick Corporation, (2)	3,871,588

	Machinery – 3.4%

83,397	Altra Industrial Motion, Inc., (2)	2,118,284

284,702	Mueller Water Products Inc.	2,542,389

112,078	NN, Incorporated	2,558,741
	Total Machinery	7,219,414

8	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 2.0%

345,823	Callon Petroleum Company Del, (3)	$2,261,682

77,038	RSP Permian Inc., (2), (3)	1,910,542
	Total Oil, Gas & Consumable Fuels	4,172,224

	Pharmaceuticals – 1.6%

30,580	Cempra Inc., (3)	1,280,079

16,455	Pacira Pharmaceuticals, Inc., (2), (3)	1,092,941

23,767	Tetraphase Pharmaceuticals Inc., (3)	1,130,121
	Total Pharmaceuticals	3,503,141

	Professional Services – 3.1%

218,098	CBIZ Inc., (2), (3)	2,137,360

81,871	Korn Ferry International	2,741,041

71,887	TrueBlue Inc., (3)	1,851,809
	Total Professional Services	6,730,210

	Real Estate Investment Trust – 6.3%

143,917	DiamondRock Hospitality Company	1,814,793

43,931	Entertainment Properties Trust	2,509,339

60,079	Highwoods Properties, Inc.	2,543,144

59,597	LaSalle Hotel Properties	1,982,792

360,273	MFA Mortgage Investments, Inc.	2,712,856

98,439	STAG Industrial Inc.	1,933,342
	Total Real Estate Investment Trust	13,496,266

	Semiconductors & Semiconductor Equipment – 3.1%

208,909	Cypress Semiconductor Corporation, (2)	2,398,275

45,700	Mellanox Technologies, Limited, (3)	1,921,685

67,983	MKS Instruments Inc.	2,413,396
	Total Semiconductors & Semiconductor Equipment	6,733,356

	Software – 7.0%

69,304	Broadsoft Inc., (3)	2,420,096

40,378	Fleetmatics Group Limited, (2), (3)	1,932,895

63,330	Gigamon Inc., (3)	1,702,310

23,028	Proofpoint, Incorporated, (2), (3)	1,489,912

57,924	QLIK Technologies Inc., (3)	2,343,605

63,404	Solarwinds, Inc., (3)	2,529,186

52,211	Synchronoss Technologies, Inc., (3)	2,495,686
	Total Software	14,913,690

	Specialty Retail – 3.3%

211,807	Express Inc., (3)	4,032,805

107,224	Kirkland’s, Inc., (2), (3)	2,925,072
	Total Specialty Retail	6,957,877

Nuveen Investments	9

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 1.2%

128,259	Everbank Financial Corporation	$2,557,485

	Trading Companies & Distributors – 0.5%

124,097	Neff Corporation, Class A Shares, (3)	1,022,560
	Total Long-Term Investments (cost $174,419,686)	210,585,104

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.0%

	Money Market Funds – 11.0%

23,448,914	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)	$23,448,914
	Total Investments Purchased with Collateral from Securities Lending (cost $23,448,914)	23,448,914

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.5%

	Money Market Funds – 2.5%

5,358,757	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$5,358,757
	Total Short-Term Investments (cost $5,358,757)	5,358,757
	Total Investments (cost $203,227,357) – 112.3%	239,392,775
	Other Assets Less Liabilities – (12.3)%	(26,132,374)
	Net Assets – 100%	$213,260,401

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$210,585,104	$—	$—	$210,585,104
Investments Purchased with Collateral from Securities Lending	23,448,914	—	—	23,448,914
Short-Term Investments:
Money Market Funds	5,358,757	—	—	5,358,757
Total	$239,392,775	$—	$—	$239,392,775

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $205,266,072.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$42,203,963
Depreciation	(8,077,260)
Net unrealized appreciation (depreciation) of investments	$34,126,703

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,863,561.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	11

Nuveen Dividend Value Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 3.0%

94,173	Boeing Company	$13,576,921

120,690	General Dynamics Corporation	17,996,086

146,310	United Technologies Corporation	14,676,356
	Total Aerospace & Defense	46,249,363

	Airlines – 0.5%

169,104	Delta Air Lines, Inc.	7,498,071

	Banks – 12.5%

2,643,105	Bank of America Corporation	47,258,717

248,430	BankUnited Inc.	9,072,664

553,799	Citigroup Inc.	32,375,090

131,531	M&T Bank Corporation, (2)	17,250,291

246,779	Pacwest Bancorp., (2)	11,423,400

192,900	PNC Financial Services Group, Inc.	18,938,922

1,591,684	Regions Financial Corporation	16,537,597

519,360	SunTrust Banks, Inc., (2)	23,028,422

425,397	Zions Bancorporation, (2)	13,268,132
	Total Banks	189,153,235

	Beverages – 0.8%

283,017	Coca-Cola Company	11,626,338

	Capital Markets – 2.1%

29,361	BlackRock Inc.	9,874,692

327,120	Morgan Stanley	12,705,341

273,681	TD Ameritrade Holding Corporation	10,052,303
	Total Capital Markets	32,632,336

	Chemicals – 3.4%

327,649	Dow Chemical Company	15,419,162

107,392	LyondellBasell Industries NV	10,076,591

136,045	PPG Industries, Inc.	14,744,557

97,213	Praxair, Inc.	11,095,892
	Total Chemicals	51,336,202

	Commercial Services & Supplies – 1.0%

689,801	Pitney Bowes Inc., (2)	14,430,637

	Consumer Finance – 1.8%

206,201	Capital One Financial Corporation	16,764,141

12	Nuveen Investments

Shares	Description (1)	Value

	Consumer Finance (continued)

201,445	Discover Financial Services	$11,242,645
	Total Consumer Finance	28,006,786

	Diversified Financial Services – 1.2%

170,414	Moody’s Corporation, (2)	18,818,818

	Diversified Telecommunication Services – 3.5%

449,456	AT&T Inc.	15,614,101

398,690	CenturyLink Inc., (2)	11,402,534

2,369,130	Frontier Communications Corporation, (2)	11,182,294

311,919	Verizon Communications Inc.	14,594,690
	Total Diversified Telecommunication Services	52,793,619

	Electric Utilities – 1.7%

216,519	Pinnacle West Capital Corporation	13,361,387

370,957	PPL Corporation	11,800,142
	Total Electric Utilities	25,161,529

	Electrical Equipment – 2.3%

306,924	Eaton PLC	18,593,456

143,525	Rockwell Automation, Inc., (2)	16,760,850
	Total Electrical Equipment	35,354,306

	Energy Equipment & Services – 0.8%

215,125	Baker Hughes Incorporated	12,509,519

	Food & Staples Retailing – 1.4%

183,371	CVS Caremark Corporation	20,623,736

	Food Products – 2.1%

352,904	ConAgra Foods, Inc.	15,548,950

272,900	General Mills, Inc.	15,885,509
	Total Food Products	31,434,459

	Health Care Equipment & Supplies – 1.8%

351,922	Medtronic, PLC	27,587,166

	Health Care Providers & Services – 3.4%

56,965	Anthem Inc., (2)	8,787,991

97,887	CIGNA Corporation	14,101,601

235,824	UnitedHealth Group Incorporated	28,629,034
	Total Health Care Providers & Services	51,518,626

	Hotels, Restaurants & Leisure – 2.7%

306,949	Carnival Corporation	16,357,312

138,598	Las Vegas Sands, (2)	7,767,032

349,083	Six Flags Entertainment Corporation	16,281,231
	Total Hotels, Restaurants & Leisure	40,405,575

Nuveen Investments	13

Nuveen Dividend Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Durables – 0.7%

59,733	Whirlpool Corporation	$10,616,346

	Industrial Conglomerates – 2.7%

1,569,627	General Electric Company	40,967,265

	Insurance – 4.5%

547,401	Hartford Financial Services Group, Inc., (2)	26,028,918

238,186	Lincoln National Corporation	13,414,636

187,938	Prudential Financial, Inc.	16,606,202

362,322	Unum Group	12,985,620
	Total Insurance	69,035,376

	IT Services – 1.0%

96,319	International Business Machines Corporation (IBM)	15,602,715

	Leisure Products – 2.2%

223,646	Hasbro, Inc.	17,609,886

302,974	Mattel, Inc., (2)	7,032,027

66,199	Polaris Industries Inc.	9,073,235
	Total Leisure Products	33,715,148

	Media – 1.0%

230,745	Cinemark Holdings Inc.	9,105,198

34,367	Time Warner Cable, Class A	6,530,074
	Total Media	15,635,272

	Multiline Retail – 0.8%

153,259	Target Corporation, (2)	12,544,249

	Multi-Utilities – 1.5%

478,190	CMS Energy Corporation	16,382,789

333,889	NiSource Inc.	5,829,703
	Total Multi-Utilities	22,212,492

	Oil, Gas & Consumable Fuels – 10.7%

244,879	Anadarko Petroleum Corporation	18,206,754

264,559	Chevron Corporation	23,408,180

333,889	Columbia Pipeline Group, Inc.	9,742,882

140,741	ConocoPhillips	7,084,902

322,581	Devon Energy Corporation	15,941,953

125,061	EOG Resources, Inc.	9,653,459

410,539	Exxon Mobil Corporation	32,518,794

373,663	Kinder Morgan, Inc.	12,943,686

277,707	Occidental Petroleum Corporation	19,495,031

123,507	Valero Energy Corporation	8,102,059

126,724	Williams Partners LP	5,845,778
	Total Oil, Gas & Consumable Fuels	162,943,478

14	Nuveen Investments

Shares	Description (1)	Value

	Personal Products – 1.3%

437,109	Unilever PLC	$19,595,596

	Pharmaceuticals – 11.0%

255,225	AbbVie Inc.	17,868,302

274,067	GlaxoSmithKline PLC	11,905,470

248,213	Johnson & Johnson	24,873,425

573,992	Merck & Company Inc.	33,842,568

1,546,688	Pfizer Inc.	55,773,569

326,014	Teva Pharmaceutical Industries Limited, Sponsored ADR, (2)	22,501,486
	Total Pharmaceuticals	166,764,820

	Real Estate Investment Trust – 3.5%

181,024	Crown Castle International Corporation	14,827,676

97,627	Mid-America Apartment Communities, (2)	7,843,353

670,295	Outfront Media Inc.	16,844,513

640,719	Starwood Property Trust Inc.	13,942,045
	Total Real Estate Investment Trust	53,457,587

	Semiconductors & Semiconductor Equipment – 3.0%

617,566	Applied Materials, Inc.	10,720,946

788,132	Intel Corporation	22,816,422

301,759	Xilinx, Inc.	12,598,438
	Total Semiconductors & Semiconductor Equipment	46,135,806

	Software – 2.5%

643,238	CA Technologies	18,740,739

396,953	Microsoft Corporation	18,537,705
	Total Software	37,278,444

	Specialty Retail – 2.2%

388,934	Best Buy Co., Inc., (2)	12,558,679

64,238	Signet Jewelers Limited	7,786,930

891,532	Staples, Inc., (2)	13,114,436
	Total Specialty Retail	33,460,045

	Technology Hardware, Storage & Peripherals – 2.7%

143,108	Apple, Inc.	17,359,000

754,428	Hewlett-Packard Company	23,025,143
	Total Technology Hardware, Storage & Peripherals	40,384,143

	Tobacco – 2.0%

351,044	Altria Group, Inc.	19,089,773

135,778	Philip Morris International	11,613,092
	Total Tobacco	30,702,865
	Total Long-Term Investments (cost $1,159,168,719)	1,508,191,968

Nuveen Investments	15

Nuveen Dividend Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 8.0%

	Money Market Funds – 8.0%

122,218,990	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (3), (4)	$122,218,990
	Total Investments Purchased with Collateral from Securities Lending (cost $122,218,990)	122,218,990

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

5,905,876	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$5,905,876
	Total Short-Term Investments (cost $5,905,876)	5,905,876
	Total Investments (cost $1,287,293,585) – 107.7%	1,636,316,834
	Other Assets Less Liabilities – (7.7)%	(117,029,113)
	Net Assets – 100%	$1,519,287,721

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,508,191,968	$—	$—	$1,508,191,968
Investments Purchased with Collateral from Securities Lending	122,218,990	—	—	122,218,990
Short-Term Investments:
Money Market Funds	5,905,876	—	—	5,905,876
Total	$1,636,316,834	$—	$—	$1,636,316,834

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $1,287,823,762.

16	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$389,704,849
Depreciation	(41,211,777)
Net unrealized appreciation (depreciation) of investments	$348,493,072

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $118,461,649.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	17

Nuveen Mid Cap Value Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 2.3%

9,370	Huntington Ingalls Industries Inc.	$1,100,132

14,514	L-3 Communications Holdings, Inc.	1,675,786
	Total Aerospace & Defense	2,775,918

	Banks – 7.1%

55,599	East West Bancorp Inc.	2,488,611

214,439	Regions Financial Corporation	2,228,021

73,806	Western Alliance Bancorporation, (2)	2,496,857

50,128	Zions Bancorporation, (3)	1,563,492
	Total Banks	8,776,981

	Capital Markets – 6.6%

99,486	E*Trade Group Inc., (2)	2,827,392

73,953	Invesco LTD	2,854,586

40,685	Raymond James Financial Inc.	2,400,415
	Total Capital Markets	8,082,393

	Chemicals – 2.1%

23,023	Albemarle Corporation	1,247,847

16,588	Eastman Chemical Company	1,300,499
	Total Chemicals	2,548,346

	Consumer Finance – 1.8%

249,767	SLM Corporation	2,280,373

	Containers & Packaging – 1.0%

23,712	Crown Holdings Inc., (2)	1,221,405

	Diversified Telecommunication Services – 0.5%

130,147	Frontier Communications Corporation	614,294

	Energy Equipment & Services – 1.4%

17,890	Cooper Cameron Corporation, (2)	902,729

66,542	Nabors Industries Inc.	772,553
	Total Energy Equipment & Services	1,675,282

	Food Products – 3.9%

42,863	ConAgra Foods, Inc.	1,888,544

66,891	Tyson Foods, Inc., Class A, (3)	2,966,616
	Total Food Products	4,855,160

18	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 5.6%

123,250	Boston Scientific Corporation, (2), (3)	$2,137,155

18,256	Hologic Inc., (2), (3)	760,545

24,609	Hill Rom Holdings Inc.	1,378,842

10,444	Teleflex Inc.	1,399,392

11,974	Zimmer Holdings, Inc.	1,246,134
	Total Health Care Equipment & Supplies	6,922,068

	Health Care Providers & Services – 4.0%

17,334	Centene Corporation, (2)	1,215,633

17,305	CIGNA Corporation	2,492,958

6,625	Humana Inc.	1,206,346
	Total Health Care Providers & Services	4,914,937

	Hotels, Restaurants & Leisure – 4.2%

111,502	MGM Resorts International Inc., (2)	2,187,669

33,410	Royal Caribbean Cruises Limited	3,001,889
	Total Hotels, Restaurants & Leisure	5,189,558

	Household Durables – 1.5%

9,324	Mohawk Industries Inc., (2)	1,879,625

	Industrial Conglomerates – 1.2%

14,373	Carlisle Companies Inc.	1,455,410

	Insurance – 7.5%

74,677	Hartford Financial Services Group, Inc., (3)	3,550,892

25,889	Lincoln National Corporation	1,458,068

85,895	Old Republic International Corporation	1,437,023

78,532	Unum Group	2,814,587
	Total Insurance	9,260,570

	IT Services – 1.3%

24,575	Fidelity National Information Services	1,607,942

	Leisure Products – 2.3%

29,778	Brunswick Corporation	1,580,914

16,080	Hasbro, Inc., (3)	1,266,139
	Total Leisure Products	2,847,053

	Life Sciences Tools & Services – 0.5%

16,407	Agilent Technologies, Inc.	671,867

	Machinery – 3.1%

43,390	Allison Transmission Holdings Inc.	1,266,120

22,507	Crane Company	1,197,372

47,743	Trinity Industries Inc.	1,396,960
	Total Machinery	3,860,452

Nuveen Investments	19

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Media – 0.6%

19,055	Starz, Class A, (2)	$770,775

	Metals & Mining – 1.3%

81,787	Steel Dynamics Inc.	1,638,194

	Multiline Retail – 3.0%

35,757	Kohl’s Corporation, (3)	2,192,619

22,419	Macy’s, Inc.	1,548,256
	Total Multiline Retail	3,740,875

	Multi-Utilities – 5.5%

23,278	Alliant Energy Corporation	1,431,830

42,729	CMS Energy Corporation	1,463,896

83,433	NiSource Inc.	1,456,740

24,080	Sempra Energy	2,450,862
	Total Multi-Utilities	6,803,328

	Oil, Gas & Consumable Fuels – 7.4%

10,987	Cimarex Energy Company	1,143,966

47,100	Columbia Pipeline Group, Inc.	1,374,378

15,759	Delek US Holdings Inc.	562,124

23,436	Gulfport Energy Corporation, (2)	767,763

17,464	Hess Corporation	1,030,551

46,617	Marathon Oil Corporation	979,423

43,165	Newfield Exploration Company, (2)	1,415,380

14,361	Pioneer Natural Resources Company	1,820,544
	Total Oil, Gas & Consumable Fuels	9,094,129

	Pharmaceuticals – 1.2%

6,948	Mallinckrodt PLC, (2)	861,274

3,224	Perrigo Company	619,653
	Total Pharmaceuticals	1,480,927

	Real Estate Investment Trust – 9.7%

69,918	BioMed Realty Trust Inc.	1,506,034

118,665	Developers Diversified Realty Corporation	1,934,240

39,223	Highwoods Properties, Inc., (3)	1,660,310

120,817	Host Hotels & Resorts Inc., (3)	2,341,433

342,537	MFA Mortgage Investments, Inc., (3)	2,579,304

89,089	Starwood Property Trust Inc., (3)	1,938,577
	Total Real Estate Investment Trust	11,959,898

	Real Estate Management & Development – 1.4%

9,460	Jones Lang LaSalle Inc.	1,684,258

20	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 2.4%

26,263	Broadcom Corporation, Class A	$1,329,170

20,618	Lam Research Corporation, (3)	1,584,906
	Total Semiconductors & Semiconductor Equipment	2,914,076

	Software – 3.9%

82,417	Activision Blizzard Inc.	2,125,534

20,246	Electronic Arts Inc., (2), (3)	1,448,602

19,389	Nice Systems Limited	1,251,754
	Total Software	4,825,890

	Specialty Retail – 3.8%

49,657	Best Buy Co., Inc.	1,603,425

27,196	Foot Locker, Inc.	1,918,678

9,204	Signet Jewelers Limited	1,115,708
	Total Specialty Retail	4,637,811

	Technology Hardware, Storage & Peripherals – 1.6%

23,208	Western Digital Corporation	1,997,280
	Total Long-Term Investments (cost $112,865,455)	122,987,075

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 17.4%

	Money Market Funds – 17.4%

21,415,566	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)	$21,415,566
	Total Investments Purchased with Collateral from Securities Lending (cost $21,415,566)	21,415,566

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

1,501,727	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$1,501,727
	Total Short-Term Investments (cost $1,501,727)	1,501,727
	Total Investments (cost $135,782,748) – 118.3%	145,904,368
	Other Assets Less Liabilities – (18.3)%	(22,544,406)
	Net Assets – 100%	$123,359,962

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	21

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$122,987,075	$—	$—	$122,987,075
Investments Purchased with Collateral from Securities Lending	21,415,566	—	—	21,415,566
Short-Term Investments:
Money Market Funds	1,501,727	—	—	1,501,727
Total	$145,904,368	$—	$—	$145,904,368

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $135,981,105.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$14,292,339
Depreciation	(4,369,076)
Net unrealized appreciation (depreciation) of investments	$9,923,263

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $20,633,884.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

22	Nuveen Investments

Nuveen Small Cap Value Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 98.1%

	Auto Components – 1.0%

74,916	Dana Holding Corporation	$1,390,441

	Automobiles – 1.3%

32,004	Thor Industries, Inc.	1,788,384

	Banks – 18.3%

42,553	Banner Corporation	2,028,076

96,180	Customers Bancorp Inc., (2)	2,418,927

46,770	East West Bancorp Inc.	2,093,425

42,390	Heartland Financial USA, Inc.	1,597,255

35,000	Live Oak Bancshares Inc., (2)	705,600

40,358	Opus Bank	1,580,016

52,692	Privatebancorp, Inc.	2,178,287

75,443	Renasant Corporation	2,425,492

139,907	Sterling Bancorp.	2,083,215

30,344	Texas Capital BancShares, Inc., (2)	1,788,475

71,128	Webster Financial Corporation	2,749,808

95,219	Western Alliance Bancorporation, (2)	3,221,261
	Total Banks	24,869,837

	Capital Markets – 3.0%

34,337	Evercore Partners Inc.	2,019,016

71,485	Manning & Napier Inc.	714,850

166,486	Pennantpark Investment Corporation	1,318,569
	Total Capital Markets	4,052,435

	Chemicals – 1.9%

24,911	Minerals Technologies Inc.	1,612,987

52,186	Orion Engineered Carbons SA	973,269
	Total Chemicals	2,586,256

	Commercial Services & Supplies – 3.0%

12,300	G&K Services, Inc.	806,388

65,707	SP Plus Corporation, (2)	1,718,238

88,167	Steelcase Inc.	1,573,781
	Total Commercial Services & Supplies	4,098,407

	Communications Equipment – 3.3%

62,007	Netgear, Inc., (2)	2,076,614

41,090	Plantronics Inc.	2,386,507
	Total Communications Equipment	4,463,121

Nuveen Investments	23

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 3.0%

45,018	Emcor Group Inc.	$2,153,211

93,887	Tutor Perini Corporation, (2)	1,965,055
	Total Construction & Engineering	4,118,266

	Construction Materials – 0.8%

58,000	Headwater Inc., (2)	1,102,580

	Diversified Telecommunication Services – 1.3%

167,198	Premiere Global Services, Inc., (2)	1,804,066

	Electric Utilities – 1.9%

33,310	El Paso Electric Company	1,213,483

27,824	UIL Holdings Corporation	1,333,883
	Total Electric Utilities	2,547,366

	Electrical Equipment – 2.2%

20,456	Babcock & Wilcox Enterprises, Inc., (2)	403,402

40,913	BWX Technologies, Inc.	1,004,823

22,669	Regal-Beloit Corporation	1,573,909
	Total Electrical Equipment	2,982,134

	Electronic Equipment, Instruments & Components – 2.3%

29,405	OSI Systems Inc., (2)	2,063,643

93,448	Vishay Intertechnology Inc., (3)	1,072,783
	Total Electronic Equipment, Instruments & Components	3,136,426

	Energy Equipment & Services – 1.5%

105,640	Matrix Service Company, (2)	2,047,303

	Food & Staples Retailing – 1.0%

43,133	SpartanNash Co	1,389,314

	Gas Utilities – 1.8%

45,320	Laclede Group Inc., (3)	2,452,265

	Health Care Equipment & Supplies – 2.5%

923,564	Alphatec Holdings, Inc., (2)	1,256,047

78,128	Nxstage Medical, Inc., (2)	1,115,668

14,334	Steris Corporation, (3)	990,909
	Total Health Care Equipment & Supplies	3,362,624

	Health Care Providers & Services – 3.8%

65,759	AMN Healthcare Services Inc., (2)	1,935,287

82,864	Civitas Solutions Inc., (2)	1,863,611

38,960	Landauer Inc., (3)	1,382,301
	Total Health Care Providers & Services	5,181,199

	Hotels, Restaurants & Leisure – 0.7%

6,600	Churchill Downs Inc.	891,396

24	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 2.4%

63,827	La Z Boy Inc.	$1,621,206

34,537	Ryland Group Inc., (3)	1,570,397
	Total Household Durables	3,191,603

	Insurance – 5.8%

47,703	American Equity Investment Life Holding Company, (3)	1,409,147

35,170	Amerisafe, Inc.	1,760,259

116,588	CNO Financial Group Inc., (3)	2,079,930

75,132	Horace Mann Educators Corporation	2,647,652
	Total Insurance	7,896,988

	Internet Software & Services – 1.1%

57,000	Constant Contact Inc., (2)	1,472,880

	IT Services – 2.1%

43,582	CSG Systems International Inc.	1,355,400

94,606	Perficient, Inc., (2)	1,535,455
	Total IT Services	2,890,855

	Leisure Products – 1.0%

63,176	Malibu Boats Inc., Class A, (2)	1,219,929

	Machinery – 2.0%

58,163	Altra Industrial Motion, Inc., (3)	1,477,340

56,206	NN, Incorporated	1,283,183
	Total Machinery	2,760,523

	Metals & Mining – 1.3%

116,104	Commercial Metals Company	1,789,163

	Oil, Gas & Consumable Fuels – 3.0%

256,246	Callon Petroleum Company Del, (2)	1,675,849

25,563	PDC Energy Inc., (2), (3)	1,200,183

126,689	Synergy Resources Corporation, (2)	1,232,684
	Total Oil, Gas & Consumable Fuels	4,108,716

	Professional Services – 2.6%

53,765	Korn Ferry International	1,800,052

67,519	TrueBlue Inc., (2)	1,739,290
	Total Professional Services	3,539,342

	Real Estate Investment Trust – 9.8%

144,217	Brandywine Realty Trust	1,985,868

82,440	CubeSmart	2,156,630

37,947	Entertainment Properties Trust	2,167,533

43,345	Highwoods Properties, Inc.	1,834,794

93,492	Investors Real Estate Trust, (3)	674,077

Nuveen Investments	25

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

47,400	LaSalle Hotel Properties	$1,576,998

214,364	MFA Mortgage Investments, Inc., (3)	1,614,161

69,385	STAG Industrial Inc.	1,362,721
	Total Real Estate Investment Trust	13,372,782

	Semiconductors & Semiconductor Equipment – 2.4%

172,209	Cypress Semiconductor Corporation, (3)	1,976,960

37,586	MKS Instruments Inc.	1,334,303
	Total Semiconductors & Semiconductor Equipment	3,311,263

	Software – 2.0%

31,818	Bottomline Technologies, Inc., (2), (3)	873,722

67,650	Mentor Graphics Corporation	1,764,989
	Total Software	2,638,711

	Specialty Retail – 3.5%

16,575	Childrens Place Retail Stores Inc.	959,693

90,803	Express Inc., (2)	1,728,889

75,435	Kirkland’s, Inc., (2)	2,057,867
	Total Specialty Retail	4,746,449

	Textiles, Apparel & Luxury Goods – 1.1%

19,956	Deckers Outdoor Corporation, (2)	1,454,393

	Thrifts & Mortgage Finance – 2.4%

91,019	Everbank Financial Corporation	1,814,919

49,860	WSFS Financial Corporation, (3)	1,431,481
	Total Thrifts & Mortgage Finance	3,246,400

	Trading Companies & Distributors – 1.0%

172,163	Neff Corporation, Class A Shares, (2)	1,418,621
	Total Long-Term Investments (cost $112,805,974)	133,322,438

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.0%

	Money Market Funds – 10.0%

13,594,844	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)	$13,594,844
	Total Investments Purchased with Collateral from Securities Lending (cost $13,594,844)	13,594,844

26	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.6%

2,198,963	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$2,198,963
	Total Short-Term Investments (cost $2,198,963)	2,198,963
	Total Investments (cost $128,599,781) – 109.7%	149,116,245
	Other Assets Less Liabilities – (9.7)%	(13,196,617)
	Net Assets – 100%	$135,919,628

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$133,322,438	$—	$—	$133,322,438
Investments Purchased with Collateral from Securities Lending	13,594,844	—	—	13,594,844
Short-Term Investments:
Money Market Funds	2,198,963	—	—	2,198,963
Total	$149,116,245	$—	$—	$149,116,245

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $128,608,005.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$25,263,787
Depreciation	(4,755,547)
Net unrealized appreciation (depreciation) of investments	$20,508,240

Nuveen Investments	27

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,066,459.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

28	Nuveen Investments

Nuveen Large Cap Growth Opportunities Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.2%

	COMMON STOCKS – 100.2%

	Aerospace & Defense – 1.4%

45,740	Boeing Company	$6,594,336

	Airlines – 1.4%

147,945	Delta Air Lines, Inc.	6,559,881

	Biotechnology – 5.9%

25,257	Alexion Pharmaceuticals Inc., (2), (3)	4,986,742

20,751	Amgen Inc.	3,664,419

11,443	Biogen Inc., (3)	3,647,800

9,763	Bluebird Bio Inc., (2), (3)	1,618,998

29,442	Celgene Corporation, (2), (3)	3,864,263

48,250	Gilead Sciences, Inc.	5,686,745

8,186	Regeneron Pharmaceuticals, Inc., (3)	4,532,261
	Total Biotechnology	28,001,228

	Chemicals – 2.5%

52,849	Ecolab Inc.	6,120,443

54,988	PPG Industries, Inc.	5,959,599
	Total Chemicals	12,080,042

	Communications Equipment – 0.9%

23,028	Palo Alto Networks, Incorporated, (2), (3)	4,279,293

	Diversified Financial Services – 1.2%

52,041	Moody’s Corporation	5,746,888

	Electrical Equipment – 0.8%

34,155	Rockwell Automation, Inc., (2)	3,988,621

	Food & Staples Retailing – 6.0%

54,372	Costco Wholesale Corporation	7,900,252

113,617	CVS Caremark Corporation	12,778,504

201,992	Kroger Co.	7,926,166
	Total Food & Staples Retailing	28,604,922

	Food Products – 1.0%

74,227	Hain Celestial Group Inc., (3)	5,045,951

	Health Care Equipment & Supplies – 3.3%

358,277	Boston Scientific Corporation, (2), (3)	6,212,523

29,131	DexCom, Inc., (3)	2,465,939

87,692	Medtronic, PLC	6,874,176
	Total Health Care Equipment & Supplies	15,552,638

Nuveen Investments	29

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 4.0%

40,897	Centene Corporation, (3)	$2,868,107

39,506	CIGNA Corporation	5,691,234

26,230	McKesson HBOC Inc.	5,785,551

38,657	UnitedHealth Group Incorporated	4,692,960
	Total Health Care Providers & Services	19,037,852

	Hotels, Restaurants & Leisure – 4.5%

7,217	Chipotle Mexican Grill, (2), (3)	5,356,674

81,842	Royal Caribbean Cruises Limited, (2)	7,353,504

154,451	Starbucks Corporation	8,947,346
	Total Hotels, Restaurants & Leisure	21,657,524

	Household Durables – 1.2%

101,809	Jarden Corporation	5,599,495

	Industrial Conglomerates – 2.7%

68,264	3M Co.	10,331,074

16,210	Roper Technologies, Inc.	2,711,447
	Total Industrial Conglomerates	13,042,521

	Internet & Catalog Retail – 7.6%

31,584	Amazon.com, Inc., (3)	16,933,762

74,609	NetFlix.com Inc., (3)	8,528,555

8,661	priceline.com Incorporated, (3)	10,770,560
	Total Internet & Catalog Retail	36,232,877

	Internet Software & Services – 6.6%

139,743	Facebook Inc., Class A Shares, (3)	13,137,239

28,289	Google Inc., Class A, (3)	18,600,018
	Total Internet Software & Services	31,737,257

	IT Services – 5.8%

145,044	MasterCard, Inc.	14,127,286

183,563	Visa Inc., (2)	13,829,636
	Total IT Services	27,956,922

	Life Sciences Tools & Services – 0.8%

16,836	Illumina Inc., (2), (3)	3,692,135

	Machinery – 1.5%

68,923	Wabtec Corporation	6,974,318

	Media – 3.8%

123,958	Live Nation Inc., (3)	3,250,179

123,074	Walt Disney Company, (2)	14,768,880
	Total Media	18,019,059

30	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – 3.6%

93,396	Dollar Tree Stores Inc., (3)	$7,287,690

74,116	Nordstrom, Inc.	5,655,792

52,643	Target Corporation	4,308,830
	Total Multiline Retail	17,252,312

	Oil, Gas & Consumable Fuels – 0.5%

31,379	Anadarko Petroleum Corporation	2,333,029

	Personal Products – 1.2%

62,955	Estee Lauder Companies Inc., Class A	5,609,920

	Pharmaceuticals – 5.2%

122,892	AbbVie Inc.	8,603,669

30,998	Allergan PLC, (3)	10,264,988

37,843	Bristol-Myers Squibb Company	2,484,015

51,209	Teva Pharmaceutical Industries Limited, Sponsored ADR	3,534,445
	Total Pharmaceuticals	24,887,117

	Semiconductors & Semiconductor Equipment – 0.7%

184,993	Applied Materials, Inc.	3,211,478

	Software – 8.7%

338,999	Activision Blizzard Inc.	8,742,784

122,881	Electronic Arts Inc., (3)	8,792,136

46,844	Intuit, Inc.	4,954,690

36,041	Mobileye NV, (2), (3)	2,166,064

53,806	Red Hat, Inc., (2), (3)	4,254,978

69,406	Salesforce.com, Inc., (3)	5,087,460

45,039	ServiceNow Inc., (2), (3)	3,625,640

29,829	Splunk Inc., (2), (3)	2,086,240

18,884	Tableau Software Inc., Class A, (2), (3)	1,977,910
	Total Software	41,687,902

	Specialty Retail – 6.0%

80,391	CarMax, Inc., (3)	5,186,023

103,967	Home Depot, Inc.	12,167,258

23,083	O’Reilly Automotive Inc., (2), (3)	5,547,076

34,677	Ulta Salon, Cosmetics & Fragrance, Inc., (2), (3)	5,757,422
	Total Specialty Retail	28,657,779

	Technology Hardware, Storage & Peripherals – 6.8%

266,426	Apple, Inc.	32,317,472

	Textiles, Apparel & Luxury Goods – 3.5%

105,080	Hanesbrands Inc.	3,260,631

50,038	Lululemon Athletica Inc., (2), (3)	3,145,389

91,247	Nike, Inc., Class B, (2)	10,513,479
	Total Textiles, Apparel & Luxury Goods	16,919,499

Nuveen Investments	31

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Wireless Telecommunication Services – 1.1%

44,382	SBA Communications Corporation, (3)	$5,357,795
	Total Long-Term Investments (cost $329,437,625)	478,638,063

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 16.6%

	Money Market Funds – 16.6%

79,391,986	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)	$79,391,986
	Total Investments Purchased with Collateral from Securities Lending (cost $79,391,986)	79,391,986

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%

404,050	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$404,050
	Total Short-Term Investments (cost $404,050)	404,050
	Total Investments (cost $409,233,661) – 116.9%	558,434,099
	Other Assets Less Liabilities – (16.9)%	(80,860,534)
	Net Assets – 100%	$477,573,565

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$478,638,063	$—	$—	$478,638,063
Investments Purchased with Collateral from Securities Lending	79,391,986	—	—	79,391,986
Short-Term Investments:
Money Market Funds	404,050	—	—	404,050
Total	$558,434,099	$—	$—	$558,434,099

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

32	Nuveen Investments

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $409,746,464.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$154,466,493
Depreciation	(5,778,858)
Net unrealized appreciation (depreciation) of investments	$148,687,635

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $77,305,038.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	33

Nuveen Mid Cap Growth Opportunities Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 2.3%

231,788	Rockwell Collins, Inc., (2)	$19,613,901

261,417	Textron Inc.	11,423,923
	Total Aerospace & Defense	31,037,824

	Airlines – 2.0%

170,280	Alaska Air Group, Inc.	12,898,710

310,926	Delta Air Lines, Inc.	13,786,459
	Total Airlines	26,685,169

	Auto Components – 1.6%

275,215	Delphi Automotive PLC	21,488,787

	Banks – 1.9%

84,922	SVB Financial Group, (3)	12,152,338

400,340	Western Alliance Bancorporation, (3)	13,543,502
	Total Banks	25,695,840

	Beverages – 2.5%

214,135	Monster Beverage Corporation, (3)	32,880,427

	Biotechnology – 2.6%

36,716	Alnylam Pharmaceuticals, Inc., (3)	4,678,720

67,171	BioMarin Pharmaceutical Inc., (3)	9,825,102

70,148	Bluebird Bio Inc., (2), (3)	11,632,643

79,003	Incyte Pharmaceuticals Inc., (3)	8,238,433
	Total Biotechnology	34,374,898

	Capital Markets – 2.9%

421,730	TD Ameritrade Holding Corporation	15,490,143

507,629	Virtu Financial, Inc., Class A Shares, (2)	11,929,282

454,550	WisdomTree Investments Inc., (2)	11,318,295
	Total Capital Markets	38,737,720

	Chemicals – 2.4%

138,466	PPG Industries, Inc.	15,006,945

60,299	Sherwin-Williams Company	16,748,650
	Total Chemicals	31,755,595

	Commercial Services & Supplies – 1.6%

271,312	KAR Auction Services Inc.	10,562,176

403,193	Ritchie Bros. Auctioneers Incorporated	10,894,275
	Total Commercial Services & Supplies	21,456,451

34	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 2.6%

107,650	F5 Networks, Inc., (2), (3)	$14,440,171

107,819	Palo Alto Networks, Incorporated, (2), (3)	20,036,005
	Total Communications Equipment	34,476,176

	Diversified Consumer Services – 0.5%

899,913	LifeLock, Incorporated, (2), (3)	7,127,311

	Diversified Financial Services – 4.5%

260,069	CBOE Holdings Inc.	16,119,077

226,370	McGraw-Hill Companies, Inc.	23,033,147

195,983	Moody’s Corporation, (2)	21,642,403
	Total Diversified Financial Services	60,794,627

	Electrical Equipment – 3.5%

79,799	Acuity Brands Inc.	16,054,761

346,916	Ametek Inc.	18,403,894

241,963	Sensata Technologies Holdings, (2), (3)	12,417,541
	Total Electrical Equipment	46,876,196

	Electronic Equipment, Instruments & Components – 1.8%

419,234	Amphenol Corporation, Class A, (2)	23,648,990

	Energy Equipment & Services – 0.5%

122,839	Cooper Cameron Corporation, (3)	6,198,456

	Food Products – 2.2%

249,465	Hain Celestial Group Inc., (2), (3)	16,958,631

271,929	Tyson Foods, Inc., Class A, (2)	12,060,051
	Total Food Products	29,018,682

	Health Care Equipment & Supplies – 2.4%

108,094	Abiomed, Inc., (3)	8,372,961

761,042	Boston Scientific Corporation, (2), (3)	13,196,468

122,731	DexCom, Inc., (3)	10,389,179
	Total Health Care Equipment & Supplies	31,958,608

	Health Care Providers & Services – 6.9%

228,927	AmerisourceBergen Corporation	24,209,030

241,267	Centene Corporation, (3)	16,920,055

125,096	CIGNA Corporation	18,021,330

80,756	Henry Schein Inc., (3)	11,950,273

142,339	Universal Health Services, Inc., Class B	20,671,893
	Total Health Care Providers & Services	91,772,581

	Hotels, Restaurants & Leisure – 4.3%

33,661	Chipotle Mexican Grill, (2), (3)	24,984,204

599,927	Hilton Worldwide Holdings Inc.	16,108,040

168,252	Jack in the Box Inc., Term Loan	15,983,940
	Total Hotels, Restaurants & Leisure	57,076,184

Nuveen Investments	35

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Durables – 2.4%

307,913	Jarden Corporation, (2)	$16,935,215

75,837	Mohawk Industries Inc., (2), (3)	15,287,981
	Total Household Durables	32,223,196

	Industrial Conglomerates – 2.2%

98,543	Carlisle Companies Inc.	9,978,464

112,908	Roper Technologies, Inc.	18,886,121
	Total Industrial Conglomerates	28,864,585

	Internet & Catalog Retail – 1.9%

134,315	Expedia, Inc.	16,311,214

7,908	priceline.com Incorporated, (3)	9,834,152
	Total Internet & Catalog Retail	26,145,366

	IT Services – 5.3%

64,811	Alliance Data Systems Corporation, (3)	17,825,617

303,042	Fidelity National Information Services	19,828,038

113,506	FleetCor Technologies Inc., (3)	17,572,999

182,181	Gartner Inc., (3)	16,135,771
	Total IT Services	71,362,425

	Life Sciences Tools & Services – 1.6%

273,117	Quintiles Transnational Corporation, (2), (3)	20,953,536

	Machinery – 2.9%

128,676	WABCO Holdings Inc.	15,887,626

229,961	Wabtec Corporation	23,269,754
	Total Machinery	39,157,380

	Media – 1.7%

151,584	Liberty Broadband Corporation, Class A Shares, (3)	8,180,988

566,837	Live Nation Inc., (3)	14,862,466
	Total Media	23,043,454

	Multiline Retail – 1.9%

333,894	Dollar Tree Stores Inc., (3)	26,053,749

	Oil, Gas & Consumable Fuels – 0.4%

208,050	Cabot Oil & Gas Corporation	5,442,588

	Pharmaceuticals – 3.3%

108,185	Jazz Pharmaceuticals, Inc., (3)	20,797,484

185,131	Mallinckrodt PLC, (2), (3)	22,948,839
	Total Pharmaceuticals	43,746,323

	Semiconductors & Semiconductor Equipment – 3.9%

684,151	Applied Materials, Inc.	11,876,861

211,231	Lam Research Corporation, (2)	16,237,327

36	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

147,170	NXP Semiconductors NV, (3)	$14,274,018

100,695	Skyworks Solutions Inc.	9,633,491
	Total Semiconductors & Semiconductor Equipment	52,021,697

	Software – 10.9%

807,628	Activision Blizzard Inc.	20,828,726

360,916	Electronic Arts Inc., (2), (3)	25,823,540

162,570	FireEye Inc., (2), (3)	7,232,739

235,016	Fortinet Inc., (2), (3)	11,219,664

220,527	Intuit, Inc.	23,325,141

119,361	Mobileye NV, (2), (3)	7,173,596

250,302	Red Hat, Inc., (2), (3)	19,793,882

151,258	ServiceNow Inc., (2), (3)	12,176,269

87,019	Splunk Inc., (2), (3)	6,086,109

112,291	Tableau Software Inc., Class A, (2), (3)	11,761,359
	Total Software	145,421,025

	Specialty Retail – 8.1%

139,559	Advance Auto Parts, Inc.	24,312,573

168,349	CarMax, Inc., (2), (3)	10,860,194

167,050	Foot Locker, Inc., (2)	11,785,377

398,094	Michaels Cos Inc., (3)	10,087,702

94,307	Restoration Hardware Holdings Incorporated, (2), (3)	9,568,388

435,060	Ross Stores, Inc.	23,127,790

113,919	Ulta Salon, Cosmetics & Fragrance, Inc., (2), (3)	18,913,972
	Total Specialty Retail	108,655,996

	Textiles, Apparel & Luxury Goods – 1.4%

605,222	Hanesbrands Inc., (2)	18,780,039

	Thrifts & Mortgage Finance – 1.0%

110,239	BofI Holdings, Inc., (2), (3)	13,542,861

	Wireless Telecommunication Services – 1.4%

153,995	SBA Communications Corporation, (3)	18,590,278
	Total Long-Term Investments (cost $1,072,340,833)	1,327,065,020

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 22.6%

	Money Market Funds – 22.6%

302,240,376	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)	$302,240,376
	Total Investments Purchased with Collateral from Securities Lending (cost $302,240,376)	302,240,376

Nuveen Investments	37

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.3%

17,826,681	First American Treasury Obligations Fund, Class Z, 0.000%, (4)	$17,826,681
	Total Short-Term Investments (cost $17,826,681)	17,826,681
	Total Investments (cost $1,392,407,890) – 123.2%	1,647,132,077
	Other Assets Less Liabilities – (23.2)%	(310,189,062)
	Net Assets – 100%	$1,336,943,015

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,327,065,020	$—	$—	$1,327,065,020
Investments Purchased with Collateral from Securities Lending	302,240,376	—	—	302,240,376
Short-Term Investments:
Money Market Funds	17,826,681	—	—	17,826,681
Total	$1,647,132,077	$—	$—	$1,647,132,077

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $1,396,691,905.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$270,419,212
Depreciation	(19,979,040)
Net unrealized appreciation (depreciation) of investments	$250,440,172

38	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $292,848,341.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	39

Nuveen Small Cap Growth Opportunities Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.9%

	COMMON STOCKS – 96.9%

	Air Freight & Logistics – 1.0%

26,426	Hub Group, Inc., (2)	$1,113,327

	Auto Components – 1.3%

29,457	Tenneco Inc., (2)	1,467,253

	Automobiles – 1.3%

25,662	Thor Industries, Inc.	1,433,993

	Banks – 3.9%

49,389	Cathay General Bancorp.	1,585,881

34,063	Privatebancorp, Inc.	1,408,164

40,739	Western Alliance Bancorporation, (2)	1,378,200
	Total Banks	4,372,245

	Biotechnology – 10.3%

10,679	Acadia Pharmaceuticals, Inc., (2)	521,242

6,124	Anacor Pharmaceuticals Inc., (2), (3)	913,640

24,007	Applied Genetic Technologies Corporation, (2)	443,169

18,714	Blueprint Medicines Corporation, (2)	505,652

27,529	Cepheid, Inc., (2)	1,530,337

7,953	Clovis Oncology Inc., (2)	671,472

35,711	Dyax Corporation, (2)	878,848

20,035	Emergent BioSolutions, Inc., (2)	657,749

22,000	Insmed Incorporated, (2)	596,200

11,087	Kite Pharma Inc., (2), (3)	806,801

57,865	Lion Biotechnologies Inc., (2)	495,324

15,936	Neurocrine Biosciences Inc., (2)	798,712

27,272	Oncomed Pharmaceuticals Inc., (2), (3)	622,892

9,649	PTC Therapeutics Inc., (2)	494,125

7,600	Sage Therapeutics, Inc., (2)	519,536

8,005	Ultragenyx Pharmaceutical Inc., (2)	968,045
	Total Biotechnology	11,423,744

	Capital Markets – 2.7%

28,321	Evercore Partners Inc.	1,665,275

23,753	Stifel Financial Corporation, (2)	1,305,227
	Total Capital Markets	2,970,502

	Chemicals – 1.4%

44,541	PolyOne Corporation	1,526,420

40	Nuveen Investments

Shares	Description (1)	Value

	Commercial Services & Supplies – 2.0%

26,915	HNI Corporation	$1,334,715

34,829	Interface, Inc.	904,509
	Total Commercial Services & Supplies	2,239,224

	Communications Equipment – 3.1%

35,148	Plantronics Inc.	2,041,395

71,888	Radware, Limited, (2)	1,368,748
	Total Communications Equipment	3,410,143

	Construction & Engineering – 2.7%

76,456	MasTec Inc., (2)	1,409,084

73,439	Tutor Perini Corporation, (2)	1,537,078
	Total Construction & Engineering	2,946,162

	Distributors – 1.5%

23,815	Pool Corporation	1,677,052

	Diversified Consumer Services – 1.0%

20,509	Capella Education Company	1,056,419

	Electrical Equipment – 2.4%

43,197	Generac Holdings Inc., (2), (3)	1,514,919

49,175	Thermon Group Holdings Inc., (2)	1,186,593
	Total Electrical Equipment	2,701,512

	Electronic Equipment, Instruments & Components – 2.4%

16,144	OSI Systems Inc., (2)	1,132,986

39,492	Plexus Corporation, (2)	1,506,225
	Total Electronic Equipment, Instruments & Components	2,639,211

	Food & Staples Retailing – 1.1%

44,142	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	1,180,357

	Health Care Equipment & Supplies – 11.8%

17,956	Abiomed, Inc., (2)	1,390,872

59,631	ConforMIS Inc., (2)	1,376,283

17,920	DexCom, Inc., (2)	1,516,928

47,669	Globus Medical Inc., Class A, (2)	1,337,592

29,347	Inogen Inc., (2)	1,304,768

43,755	Insulet Corporation, (2)	1,482,857

51,201	K2M Group Holdings Inc., (2)	1,171,479

136,967	Nxstage Medical, Inc., (2)	1,955,889

44,768	Zeltiq Aesthetics Inc., (2), (3)	1,537,781
	Total Health Care Equipment & Supplies	13,074,449

	Health Care Providers & Services – 3.5%

26,617	HealthSouth Corporation	1,216,397

Nuveen Investments	41

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

22,566	Team Health Holdings Inc., (2)	$1,521,174

36,847	Teladoc, Inc., (2), (3)	1,163,260
	Total Health Care Providers & Services	3,900,831

	Hotels, Restaurants & Leisure – 4.3%

30,538	BJ’s Restaurants, Inc., (2), (3)	1,574,539

15,064	Jack in the Box Inc., Term Loan	1,431,080

43,488	Texas Roadhouse, Inc.	1,712,992
	Total Hotels, Restaurants & Leisure	4,718,611

	Internet Software & Services – 4.3%

43,161	Cornerstone OnDemand Inc., (2)	1,556,386

32,689	Envestnet Inc., (2)	1,480,485

23,747	LogMeIn Inc., (2)	1,747,304
	Total Internet Software & Services	4,784,175

	IT Services – 3.9%

22,181	Euronet Worldwide, Inc., (2)	1,519,399

79,362	Perficient, Inc., (2)	1,288,045

51,186	WNS Holdings Limited, (2)	1,525,855
	Total IT Services	4,333,299

	Leisure Products – 1.6%

33,811	Brunswick Corporation, (3)	1,795,026

	Machinery – 3.3%

40,999	Altra Industrial Motion, Inc., (3)	1,041,375

143,831	Mueller Water Products Inc.	1,284,411

57,282	NN, Incorporated	1,307,748
	Total Machinery	3,633,534

	Oil, Gas & Consumable Fuels – 2.1%

16,223	Diamondback Energy, (3)	1,091,808

51,293	RSP Permian Inc., (2), (3)	1,272,066
	Total Oil, Gas & Consumable Fuels	2,363,874

	Pharmaceuticals – 2.8%

19,518	Cempra Inc., (2)	817,023

21,368	Pacira Pharmaceuticals, Inc., (2), (3)	1,419,263

17,942	Tetraphase Pharmaceuticals Inc., (2)	853,142
	Total Pharmaceuticals	3,089,428

	Professional Services – 2.0%

38,314	Korn Ferry International	1,282,753

36,923	TrueBlue Inc., (2)	951,136
	Total Professional Services	2,233,889

42	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust – 3.2%

82,579	DiamondRock Hospitality Company	$1,041,321

14,844	PS Business Parks Inc.	1,142,840

13,812	Sovran Self Storage Inc.	1,315,041
	Total Real Estate Investment Trust	3,499,202

	Semiconductors & Semiconductor Equipment – 2.6%

34,956	Mellanox Technologies, Limited, (2)	1,469,900

38,773	MKS Instruments Inc.	1,376,442
	Total Semiconductors & Semiconductor Equipment	2,846,342

	Software – 8.5%

51,542	Barracuda Networks Inc., (2), (3)	1,414,312

39,787	Broadsoft Inc., (2)	1,389,362

67,929	Cadence Design Systems, Inc., (2), (3)	1,424,471

41,944	Gigamon Inc., (2)	1,127,455

42,181	Infoblox, Incorporated, (2)	991,254

39,173	Solarwinds, Inc., (2)	1,562,611

11,219	Tyler Technologies Inc., (2)	1,565,499

591,081	VideoPropulsion Inc., (2), (4)	—
	Total Software	9,474,964

	Specialty Retail – 3.9%

93,233	Express Inc., (2)	1,775,156

16,637	Genesco Inc., (2)	1,076,248

57,983	Zumiez, Inc., (2), (3)	1,513,356
	Total Specialty Retail	4,364,760

	Textiles, Apparel & Luxury Goods – 1.0%

26,912	Steven Madden Limited, (2)	1,121,692
	Total Long-Term Investments (cost $92,862,540)	107,391,640

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.0%

	Money Market Funds – 11.0%

12,174,684	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (5), (6)	$12,174,684
	Total Investments Purchased with Collateral from Securities Lending (cost $12,174,684)	12,174,684

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 2.3%

2,598,434	First American Treasury Obligations Fund, Class Z, 0.000%, (5)	$2,598,434
	Total Short-Term Investments (cost $2,598,434)	2,598,434
	Total Investments (cost $107,635,658) – 110.2%	122,164,758
	Other Assets Less Liabilities – (10.2)%	(11,303,805)
	Net Assets – 100%	$110,860,953

Nuveen Investments	43

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$107,391,640	$—	$—	*	$107,391,640
Investments Purchased with Collateral from Securities Lending	12,174,684	—	—		12,174,684
Short-Term Investments:
Money Market Funds	2,598,434	—	—		2,598,434
Total	$122,164,758	$—	$—		$122,164,758
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $108,277,092.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$17,264,898
Depreciation	(3,377,232)
Net unrealized appreciation (depreciation) of investments	$13,887,666

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $11,907,678.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

44	Nuveen Investments

Nuveen Equity Index Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.8%

	COMMON STOCKS – 95.8%

	Aerospace & Defense – 2.5%

27,198	Boeing Company	$3,921,136

13,208	General Dynamics Corporation	1,969,445

33,059	Honeywell International Inc.	3,472,848

3,483	L-3 Communications Holdings, Inc.	402,147

11,314	Lockheed Martin Corporation	2,343,129

8,195	Northrop Grumman Corporation	1,417,817

5,845	Precision Castparts Corporation	1,139,307

12,904	Raytheon Company	1,407,697

5,594	Rockwell Collins, Inc.	473,364

12,744	Textron Inc.	556,913

35,011	United Technologies Corporation	3,511,953
	Total Aerospace & Defense	20,615,756

	Air Freight & Logistics – 0.7%

6,167	C.H. Robinson Worldwide, Inc.	432,615

8,090	Expeditors International of Washington, Inc.	379,178

11,149	FedEx Corporation	1,911,162

29,348	United Parcel Service, Inc., Class B	3,004,061
	Total Air Freight & Logistics	5,727,016

	Airlines – 0.4%

27,751	American Airlines Group Inc.	1,112,815

34,734	Delta Air Lines, Inc.	1,540,106

28,262	Southwest Airlines Co.	1,023,084
	Total Airlines	3,676,005

	Auto Components – 0.4%

9,980	BorgWarner Inc.	496,106

12,578	Delphi Automotive PLC	982,090

11,547	Goodyear Tire & Rubber Company	347,911

27,693	Johnson Controls, Inc.	1,261,693
	Total Auto Components	3,087,800

	Automobiles – 0.6%

168,121	Ford Motor Company	2,493,234

56,717	General Motors Company	1,787,153

8,842	Harley-Davidson, Inc.	515,489
	Total Automobiles	4,795,876

Nuveen Investments	45

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks – 6.0%

444,140	Bank of America Corporation	$7,941,223

31,443	BB&T Corporation	1,266,210

128,315	Citigroup Inc.	7,501,295

7,529	Comerica Incorporated	357,100

34,253	Fifth Third Bancorp.	721,711

35,700	Huntington BancShares Inc., (2)	416,619

156,945	JP Morgan Chase & Co.	10,755,441

38,314	KeyCorp.	568,580

5,767	M&T Bank Corporation, (2)	756,342

13,072	People’s United Financial, Inc.	212,681

21,903	PNC Financial Services Group, Inc.	2,150,437

56,685	Regions Financial Corporation	588,957

21,831	SunTrust Banks, Inc.	967,987

74,983	U.S. Bancorp , (2)	3,389,981

198,164	Wells Fargo & Company	11,467,751

8,340	Zions Bancorporation, (2)	260,125
	Total Banks	49,322,440

	Beverages – 2.1%

6,591	Brown-Forman Corporation	714,530

165,899	Coca-Cola Company	6,815,131

9,065	Coca-Cola Enterprises Inc.	463,040

7,323	Constellation Brands, Inc., Class A	878,906

8,109	Dr. Pepper Snapple Group	650,504

6,752	Molson Coors Brewing Company, Class B	480,337

6,099	Monster Beverage Corporation, (3)	936,501

62,423	PepsiCo, Inc.	6,014,456
	Total Beverages	16,953,405

	Biotechnology – 3.2%

9,468	Alexion Pharmaceuticals Inc., (3)	1,869,362

32,155	Amgen Inc.	5,678,251

23,670	Baxalta Inc.	777,086

9,948	Biogen Inc., (3)	3,171,223

33,543	Celgene Corporation, (2), (3)	4,402,519

62,150	Gilead Sciences, Inc.	7,324,999

3,223	Regeneron Pharmaceuticals, Inc., (3)	1,784,446

10,403	Vertex Pharmaceuticals Inc., (3)	1,404,405
	Total Biotechnology	26,412,291

	Building Products – 0.1%

4,046	Allegion PLC	255,788

46	Nuveen Investments

Shares	Description (1)	Value

	Building Products (continued)

15,575	Masco Corporation	$411,024
	Total Building Products	666,812

	Capital Markets – 2.2%

2,427	Affiliated Managers Group Inc., (3)	504,573

7,671	Ameriprise Financial, Inc.	964,015

47,430	Bank of New York Mellon Corp.	2,058,462

5,371	BlackRock Inc.	1,806,375

50,117	Charles Schwab Corporation	1,748,081

12,615	E*Trade Group Inc., (3)	358,518

16,495	Franklin Resources, Inc.	751,347

16,992	Goldman Sachs Group, Inc.	3,484,549

18,214	Invesco LTD	703,060

4,125	Legg Mason, Inc.	203,528

64,797	Morgan Stanley	2,516,715

9,277	Northern Trust Corporation, (2)	709,598

17,410	State Street Corporation	1,332,910

11,111	T. Rowe Price Group Inc.	856,991
	Total Capital Markets	17,998,722

	Chemicals – 2.1%

8,378	Air Products & Chemicals Inc.	1,193,949

2,875	Airgas, Inc.	293,308

9,953	CF Industries Holdings, Inc.	589,218

45,831	Dow Chemical Company	2,156,807

38,284	E.I. Du Pont de Nemours and Company	2,134,716

6,300	Eastman Chemical Company	493,920

11,334	Ecolab Inc.	1,312,591

5,648	FMC Corporation	274,154

3,420	International Flavors & Fragrances Inc.	395,318

16,613	LyondellBasell Industries NV	1,558,798

20,135	Monsanto Company	2,051,555

13,125	Mosaic Company	563,588

11,496	PPG Industries, Inc.	1,245,936

12,192	Praxair, Inc.	1,391,595

3,349	Sherwin-Williams Company	930,218

5,050	Sigma-Aldrich Corporation	705,031
	Total Chemicals	17,290,702

	Commercial Services & Supplies – 0.4%

7,244	ADT Corporation, (2)	250,135

4,222	Cintas Corporation	360,981

Nuveen Investments	47

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

8,529	Pitney Bowes Inc., (2)	$178,427

10,549	Republic Services, Inc.	448,649

3,705	Stericycle Inc., (3)	522,294

17,806	Tyco International PLC	676,450

18,006	Waste Management, Inc.	920,647
	Total Commercial Services & Supplies	3,357,583

	Communications Equipment – 1.5%

215,086	Cisco Systems, Inc.	6,112,744

3,055	F5 Networks, Inc., (2), (3)	409,798

4,578	Harris Corporation	379,699

14,862	Juniper Networks Inc.	422,378

7,850	Motorola Solutions Inc.	472,256

68,915	QUALCOMM, Inc.	4,437,437
	Total Communications Equipment	12,234,312

	Construction & Engineering – 0.1%

6,235	Fluor Corporation	291,486

5,312	Jacobs Engineering Group, Inc., (2), (3)	223,741

8,958	Quanta Services Incorporated, (3)	247,420
	Total Construction & Engineering	762,647

	Construction Materials – 0.1%

2,751	Martin Marietta Materials	431,412

5,890	Vulcan Materials Company	536,108
	Total Construction Materials	967,520

	Consumer Finance – 0.7%

36,945	American Express Company	2,810,037

23,108	Capital One Financial Corporation	1,878,680

18,714	Discover Financial Services	1,044,428

16,451	Navient Corporation	258,281
	Total Consumer Finance	5,991,426

	Containers & Packaging – 0.2%

3,850	Avery Dennison Corporation	234,273

6,050	Ball Corporation	410,432

6,819	Owens-Illinois, Inc., (3)	145,586

8,739	Sealed Air Corporation	464,653

11,026	WestRock Company	695,300
	Total Containers & Packaging	1,950,244

	Distributors – 0.1%

6,437	Genuine Parts Company	572,571

48	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services – 0.0%

11,641	H & R Block Inc.	$387,529

	Diversified Financial Services – 2.0%

77,129	Berkshire Hathaway Inc., Class B, (3)	11,009,393

13,419	CME Group, Inc.	1,288,761

4,727	Intercontinental Exchange Group, Inc.	1,077,945

14,558	Leucadia National Corporation	342,404

11,574	McGraw-Hill Companies, Inc.	1,177,655

7,523	Moody’s Corporation, (2)	830,765

5,009	NASDAQ Stock Market, Inc.	255,609
	Total Diversified Financial Services	15,982,532

	Diversified Telecommunication Services – 2.3%

259,846	AT&T Inc., (2)	9,027,050

23,842	CenturyLink Inc., (2)	681,881

44,316	Frontier Communications Corporation, (2)	209,172

12,147	Level 3 Communications Inc., (3)	613,424

172,482	Verizon Communications Inc.	8,070,433
	Total Diversified Telecommunication Services	18,601,960

	Electric Utilities – 1.6%

20,720	American Electric Power Company, Inc.	1,172,130

29,246	Duke Energy Corporation	2,170,638

13,778	Edison International	826,818

7,593	Entergy Corporation	539,255

13,433	Eversource Energy	667,889

36,422	Exelon Corporation	1,168,782

18,367	FirstEnergy Corp.	623,743

18,783	NextEra Energy Inc.	1,975,972

10,691	Pepco Holdings, Inc.	285,236

4,683	Pinnacle West Capital Corporation	288,988

28,254	PPL Corporation, (2)	898,760

38,410	Southern Company	1,718,079

21,437	Xcel Energy, Inc., (2)	743,221
	Total Electric Utilities	13,079,511

	Electrical Equipment – 0.5%

10,842	Ametek Inc., (2)	575,168

19,754	Eaton PLC	1,196,697

28,264	Emerson Electric Company	1,462,662

5,692	Rockwell Automation, Inc., (2)	664,712
	Total Electrical Equipment	3,899,239

Nuveen Investments	49

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 0.4%

13,065	Amphenol Corporation, Class A	$736,997

53,225	Corning Incorporated, (2)	994,243

5,925	FLIR Systems Inc.	182,431

17,195	TE Connectivity Limited	1,047,519
	Total Electronic Equipment, Instruments & Components	2,961,190

	Energy Equipment & Services – 1.1%

18,383	Baker Hughes Incorporated	1,068,971

8,094	Cooper Cameron Corporation, (3)	408,423

2,842	Diamond Offshore Drilling, Inc., (2)	62,382

9,911	Ensco PLC	164,324

9,766	FMC Technologies Inc., (3)	319,934

35,984	Halliburton Company	1,503,771

4,852	Helmerich & Payne Inc., (2)	280,154

16,403	National-Oilwell Varco Inc.	691,058

53,697	Schlumberger Limited	4,447,186

14,876	Transocean Inc., (2)	197,256
	Total Energy Equipment & Services	9,143,459

	Food & Staples Retailing – 2.4%

18,586	Costco Wholesale Corporation	2,700,546

47,717	CVS Caremark Corporation	5,366,731

41,460	Kroger Co.	1,626,890

25,110	Sysco Corporation	911,744

36,903	Walgreens Boots Alliance Inc.	3,565,937

66,737	Wal-Mart Stores, Inc.	4,803,729

15,151	Whole Foods Market, Inc.	551,496
	Total Food & Staples Retailing	19,527,073

	Food Products – 1.6%

26,236	Archer-Daniels-Midland Company	1,244,111

7,516	Campbell Soup Company, (2)	370,614

18,462	ConAgra Foods, Inc.	813,436

25,210	General Mills, Inc.	1,467,474

6,206	Hershey Foods Corporation	576,475

5,699	Hormel Foods Corporation	337,438

4,098	JM Smucker Company	457,706

10,596	Kellogg Company	701,137

4,883	Keurig Green Mountain Inc., (2)	366,420

25,047	Kraft Heinz Company	1,990,485

5,404	McCormick & Company, Incorporated	443,182

8,566	Mead Johnson Nutrition Company, Class A Shares	757,149

50	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

68,790	Mondelez International Inc.	$3,104,493

12,127	Tyson Foods, Inc., Class A, (2)	537,832
	Total Food Products	13,167,952

	Gas Utilities – 0.0%

5,075	AGL Resources Inc.	244,006

	Health Care Equipment & Supplies – 2.1%

62,961	Abbott Laboratories	3,191,493

23,017	Baxter International, Inc.	922,521

8,856	Becton, Dickinson and Company	1,347,440

57,928	Boston Scientific Corporation, (2), (3)	1,004,472

3,140	C. R. Bard, Inc.	617,481

5,913	DENTSPLY International Inc.	336,509

4,634	Edwards Lifesciences Corporation, (3)	705,109

1,571	Intuitive Surgical, Inc., (3)	837,610

60,266	Medtronic, PLC	4,724,252

11,846	Saint Jude Medical Inc.	874,472

12,642	Stryker Corporation	1,292,897

4,220	Varian Medical Systems, Inc., (2), (3)	363,215

7,216	Zimmer Holdings, Inc.	750,969
	Total Health Care Equipment & Supplies	16,968,440

	Health Care Providers & Services – 2.7%

15,495	Aetna Inc.	1,750,470

8,826	AmerisourceBergen Corporation	933,350

11,188	Anthem Inc.	1,725,973

13,992	Cardinal Health, Inc.	1,189,040

10,885	CIGNA Corporation	1,568,093

7,507	Davita Inc., (3)	593,278

30,842	Express Scripts, Holding Company, (2), (3)	2,777,939

12,266	HCA Holdings Inc., (3)	1,140,861

994	Henry Schein Inc., (3)	147,092

6,334	Humana Inc.	1,153,358

3,709	Laboratory Corporation of America Holdings, (2), (3)	472,119

9,792	McKesson HBOC Inc.	2,159,821

3,623	Patterson Companies, Inc.	181,730

6,074	Quest Diagnostics Incorporated	448,322

4,278	Tenet Healthcare Corporation, (3)	240,851

40,256	UnitedHealth Group Incorporated	4,887,078

3,986	Universal Health Services, Inc., Class B	578,887
	Total Health Care Providers & Services	21,948,262

Nuveen Investments	51

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – 0.1%

13,264	Cerner Corporation, (3)	$951,294

	Hotels, Restaurants & Leisure – 1.8%

19,074	Carnival Corporation	1,016,453

1,313	Chipotle Mexican Grill, (2), (3)	974,548

5,781	Darden Restaurants, Inc.	426,407

8,720	Marriott International, Inc., Class A, (2)	633,159

40,536	McDonald’s Corporation	4,047,925

7,285	Royal Caribbean Cruises Limited	654,557

63,457	Starbucks Corporation	3,676,064

7,226	Starwood Hotels & Resorts Worldwide, Inc.	574,178

5,077	Wyndham Worldwide Corporation	418,954

3,487	Wynn Resorts Ltd, (2)	359,963

18,286	YUM! Brands, Inc.	1,604,779
	Total Hotels, Restaurants & Leisure	14,386,987

	Household Durables – 0.4%

12,845	D.R. Horton, Inc.	381,368

5,101	Garmin Limited	213,783

3,159	Harman International Industries Inc.	340,098

5,827	Leggett and Platt Inc.	278,589

7,771	Lennar Corporation, Class A	412,174

2,755	Mohawk Industries Inc., (2), (3)	555,380

11,363	Newell Rubbermaid Inc.	491,791

13,877	Pulte Corporation	287,531

3,407	Whirlpool Corporation	605,526
	Total Household Durables	3,566,240

	Household Products – 1.7%

5,548	Clorox Company	621,043

35,960	Colgate-Palmolive Company	2,445,999

15,397	Kimberly-Clark Corporation	1,770,193

114,734	Procter & Gamble Company	8,800,098
	Total Household Products	13,637,333

	Independent Power & Renewable Electricity Producers – 0.1%

28,861	AES Corporation	369,421

14,672	NRG Energy Inc.	329,386
	Total Independent Power & Renewable Electricity Producers	698,807

	Industrial Conglomerates – 2.2%

26,826	3M Co.	4,059,847

26,044	Danaher Corporation	2,384,589

426,118	General Electric Company	11,121,680

52	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

4,490	Roper Technologies, Inc.	$751,042
	Total Industrial Conglomerates	18,317,158

	Insurance – 2.7%

13,811	Ace Limited	1,502,222

18,350	AFLAC Incorporated	1,175,318

17,297	Allstate Corporation	1,192,628

56,391	American International Group, Inc.	3,615,791

11,915	AON PLC	1,200,675

2,873	Assurant Inc.	214,326

9,717	Chubb Corporation	1,208,115

6,256	Cincinnati Financial Corporation, (2)	345,394

21,700	Genworth Financial Inc., Class A, (3)	152,117

17,759	Hartford Financial Services Group, Inc., (2)	844,440

11,408	Lincoln National Corporation	642,499

13,322	Loews Corporation, (2)	507,701

22,769	Marsh & McLennan Companies, Inc.	1,319,236

47,189	MetLife, Inc.	2,630,315

11,590	Principal Financial Group, Inc.	643,361

22,578	Progressive Corporation	688,629

19,158	Prudential Financial, Inc.	1,692,801

5,333	Torchmark Corporation	328,566

13,477	Travelers Companies, Inc.	1,430,179

10,551	Unum Group	378,148

11,601	XL Capital Ltd, Class A	441,070
	Total Insurance	22,153,531

	Internet & Catalog Retail – 1.7%

16,149	Amazon.com, Inc., (3)	8,658,286

4,335	Expedia, Inc.	526,442

17,948	NetFlix.com Inc., (3)	2,051,636

2,193	priceline.com Incorporated, (3)	2,727,149

4,733	TripAdvisor Inc., (3)	375,706
	Total Internet & Catalog Retail	14,339,219

	Internet Software & Services – 3.4%

7,786	Akamai Technologies, Inc., (3)	597,264

46,752	eBay Inc., (3)	1,314,666

89,071	Facebook Inc., Class A Shares, (3)	8,373,565

12,104	Google Inc., Class A, (3)	7,958,380

12,139	Google Inc., Class C Shares, (3)	7,594,280

4,431	VeriSign, Inc., (2), (3)	314,335

Nuveen Investments	53

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

36,909	Yahoo! Inc., (3)	$1,353,453
	Total Internet Software & Services	27,505,943

	IT Services – 3.6%

26,485	Accenture Limited	2,730,868

2,625	Alliance Data Systems Corporation, (3)	721,980

19,857	Automatic Data Processing, Inc.	1,583,993

26,564	Cognizant Technology Solutions Corporation, Class A, (3)	1,676,188

5,823	Computer Sciences Corporation	380,999

11,988	Fidelity National Information Services	784,375

10,014	Fiserv, Inc., (3)	869,816

38,729	International Business Machines Corporation (IBM)	6,273,711

40,989	MasterCard, Inc.	3,992,329

13,825	Paychex, Inc.	641,480

46,752	PayPal Holdings, Inc., (3)	1,809,302

6,006	Teradata Corporation, (3)	222,883

6,937	Total System Services Inc.	320,628

81,751	Visa Inc., (2)	6,159,120

21,836	Western Union Company	441,961

43,885	Xerox Corporation	483,613
	Total IT Services	29,093,246

	Leisure Products – 0.1%

4,737	Hasbro, Inc.	372,991

14,308	Mattel, Inc., (2)	332,089
	Total Leisure Products	705,080

	Life Sciences Tools & Services – 0.4%

14,574	Agilent Technologies, Inc.	596,805

4,788	Perkinelmer Inc.	253,381

16,901	Thermo Fisher Scientific, Inc.	2,358,197

3,497	Waters Corporation, (3)	466,815
	Total Life Sciences Tools & Services	3,675,198

	Machinery – 1.4%

25,529	Caterpillar Inc., (2)	2,007,345

7,092	Cummins Inc.	918,627

14,120	Deere & Company, (2)	1,335,328

6,783	Dover Corporation	434,587

5,697	Flowserve Corporation	267,702

14,305	Illinois Tool Works, Inc.	1,279,868

11,195	Ingersoll Rand Company Limited, Class A	687,373

4,121	Joy Global Inc., (2)	108,836

54	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

15,502	PACCAR Inc.	$1,005,150

4,666	Pall Corporation	590,016

5,864	Parker Hannifin Corporation, (2)	661,166

7,597	Pentair Limited	461,974

2,466	Snap-on Incorporated	406,397

6,501	Stanley Black & Decker Inc.	685,790

7,671	Xylem Inc.	264,880
	Total Machinery	11,115,039

	Media – 3.3%

9,324	Cablevision Systems Corporation	263,123

19,147	CBS Corporation, Class B	1,023,790

106,300	Comcast Corporation, Class A	6,634,183

6,466	Discovery Communications Inc., Class A Shares, (2), (3)	213,507

10,034	Discovery Communications Inc., Class C Shares, (3)	304,030

17,463	Interpublic Group of Companies, Inc.	371,962

21,759	News Corporation, Class A Shares	320,510

10,332	Omnicom Group, Inc., (2)	755,063

4,020	Scripps Networks Interactive, Class A Shares	251,572

9,594	TEGNA Inc.	279,473

11,955	Time Warner Cable, Class A	2,271,570

34,871	Time Warner Inc.	3,070,107

74,829	Twenty First Century Fox Inc., Class A Shares, (2)	2,580,852

15,110	Viacom Inc., Class B	861,270

66,017	Walt Disney Company, (2)	7,922,040
	Total Media	27,123,052

	Metals & Mining – 0.2%

50,026	Alcoa Inc.	493,757

45,403	Freeport-McMoRan, Inc.	533,485

22,463	Newmont Mining Corporation	385,690

13,932	Nucor Corporation	614,958
	Total Metals & Mining	2,027,890

	Multiline Retail – 0.7%

12,565	Dollar General Corporation	1,009,849

10,024	Dollar Tree Stores Inc., (3)	782,173

8,368	Kohl’s Corporation	513,126

14,226	Macy’s, Inc.	982,448

5,962	Nordstrom, Inc.	454,960

27,003	Target Corporation	2,210,196
	Total Multiline Retail	5,952,752

Nuveen Investments	55

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 1.1%

10,261	Ameren Corporation	$421,522

18,193	CenterPoint Energy, Inc.	351,853

12,016	CMS Energy Corporation	411,668

12,386	Consolidated Edison, Inc.	787,626

25,099	Dominion Resources, Inc.	1,799,598

7,584	DTE Energy Company	610,209

13,778	NiSource Inc.	240,564

20,305	PG&E Corporation	1,066,216

21,393	Public Service Enterprise Group Incorporated	891,446

6,044	Scana Corporation	331,211

9,842	Sempra Energy	1,001,719

9,553	TECO Energy, Inc.	211,312

13,330	WEC Energy Group, Inc.	653,170
	Total Multi-Utilities	8,778,114

	Oil, Gas & Consumable Fuels – 5.7%

21,481	Anadarko Petroleum Corporation	1,597,112

16,713	Apache Corporation	766,458

17,492	Cabot Oil & Gas Corporation	457,591

22,842	Chesapeake Energy Corporation, (2)	197,812

79,527	Chevron Corporation	7,036,549

2,781	Cimarex Energy Company	289,558

13,778	Columbia Pipeline Group, Inc.	402,042

52,142	ConocoPhillips	2,624,828

9,678	CONSOL Energy Inc., (2)	159,881

16,872	Devon Energy Corporation	833,814

23,922	EOG Resources, Inc.	1,846,539

6,443	EQT Corporation	495,145

176,822	Exxon Mobil Corporation	14,006,071

10,331	Hess Corporation	609,632

73,355	Kinder Morgan, Inc.	2,541,017

29,472	Marathon Oil Corporation	619,207

22,975	Marathon Petroleum Corporation	1,256,043

7,293	Murphy Oil Corporation, (2)	239,137

6,149	Newfield Exploration Company, (3)	201,626

16,236	Noble Energy, Inc.	571,994

32,484	Occidental Petroleum Corporation	2,280,377

7,868	ONEOK, Inc.	297,332

22,935	Phillips 66	1,823,333

6,447	Pioneer Natural Resources Company	817,286

56	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

7,041	Range Resources Corporation	$276,993

15,921	Southwestern Energy Company, (2), (3)	296,131

28,391	Spectra Energy Corporation	859,112

5,325	Tesoro Corporation, (2)	518,336

21,509	Valero Energy Corporation	1,410,990

28,508	Williams Companies, Inc.	1,496,100
	Total Oil, Gas & Consumable Fuels	46,828,046

	Paper & Forest Products – 0.1%

17,883	International Paper Company	856,059

	Personal Products – 0.1%

9,441	Estee Lauder Companies Inc., Class A	841,288

	Pharmaceuticals – 6.3%

72,721	AbbVie Inc.	5,091,197

16,218	Allergan PLC, (3)	5,370,591

70,498	Bristol-Myers Squibb Company	4,627,489

41,299	Eli Lilly and Company	3,490,178

7,802	Endo International PLC, (3)	682,987

7,307	Hospira Inc.	653,611

117,273	Johnson & Johnson	11,751,927

4,949	Mallinckrodt PLC, (2), (3)	613,478

119,480	Merck & Company Inc.	7,044,541

16,778	Mylan NV, (2), (3)	939,400

5,847	Perrigo Company	1,123,793

260,411	Pfizer Inc.	9,390,421

21,570	Zoetis Incorporated	1,056,499
	Total Pharmaceuticals	51,836,112

	Professional Services – 0.2%

1,524	Dun and Bradstreet Inc.	190,149

5,033	Equifax Inc.	514,020

14,889	Nielsen Holdings N.V	721,521

5,712	Robert Half International Inc.	314,331
	Total Professional Services	1,740,021

	Real Estate Investment Trust – 2.4%

17,820	American Tower Corporation, REIT	1,694,860

6,987	Apartment Investment & Management Company, Class A	273,052

5,488	AvalonBay Communities, Inc.	945,802

7,526	Boston Properties, Inc.	927,805

14,272	Crown Castle International Corporation	1,169,020

Nuveen Investments	57

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

2,408	Equinix Inc.	$671,615

15,899	Equity Residential	1,189,404

1,855	Essex Property Trust Inc.	417,208

23,234	General Growth Properties Inc.	630,571

19,524	Health Care Property Investors Inc.	754,407

13,499	Health Care REIT, Inc.	936,426

33,075	Host Hotels & Resorts Inc.	640,994

8,124	Iron Mountain Inc.	244,126

17,455	Kimco Realty Corporation	431,313

5,956	Macerich Company	471,477

7,427	Plum Creek Timber Company	304,507

22,162	Prologis Inc.	899,999

6,141	Public Storage, Inc.	1,260,010

9,834	Realty Income Corporation	474,884

13,163	Simon Property Group, Inc.	2,464,377

4,109	SL Green Realty Corporation	473,110

13,282	Ventas Inc.	891,089

7,575	Vornado Realty Trust	738,941

21,895	Weyerhaeuser Company	671,958
	Total Real Estate Investment Trust	19,576,955

	Real Estate Management & Development – 0.1%

11,829	CBRE Group Inc., (3)	449,147

	Road & Rail – 0.9%

41,783	CSX Corporation	1,306,972

3,894	J.B. Hunt Transports Serives Inc.	327,563

4,810	Kansas City Southern Industries	477,104

12,892	Norfolk Southern Corporation	1,087,182

2,505	Ryder System, Inc.	226,753

37,029	Union Pacific Corporation	3,613,660
	Total Road & Rail	7,039,234

	Semiconductors & Semiconductor Equipment – 2.1%

12,734	Altera Corporation	632,370

13,260	Analog Devices, Inc.	773,456

52,086	Applied Materials, Inc.	904,213

10,350	Avago Technologies Limtied	1,295,199

22,999	Broadcom Corporation, Class A	1,163,979

3,188	First Solar Inc., (3)	141,228

200,626	Intel Corporation	5,808,123

6,763	KLA-Tencor Corporation	358,777

58	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

6,695	Lam Research Corporation, (2)	$514,645

10,127	Linear Technology Corporation	415,207

8,556	Microchip Technology Incorporated, (2)	366,539

45,560	Micron Technology, Inc., (3)	843,316

22,496	NVIDIA Corporation	448,795

6,290	Qorvo Inc., (3)	364,506

8,386	Skyworks Solutions Inc.	802,289

43,997	Texas Instruments Incorporated	2,198,970

10,936	Xilinx, Inc.	456,578
	Total Semiconductors & Semiconductor Equipment	17,488,190

	Software – 3.6%

20,099	Adobe Systems Incorporated, (3)	1,647,917

9,930	Autodesk, Inc., (3)	502,259

13,388	CA Technologies	390,059

6,778	Citrix Systems, (3)	512,485

13,150	Electronic Arts Inc., (3)	940,883

11,658	Intuit, Inc.	1,233,067

342,112	Microsoft Corporation	15,976,630

134,820	Oracle Corporation	5,384,711

7,753	Red Hat, Inc., (2), (3)	613,107

25,578	Salesforce.com, Inc., (3)	1,874,867

28,788	Symantec Corporation	654,639
	Total Software	29,730,624

	Specialty Retail – 2.3%

3,095	Advance Auto Parts, Inc.	539,180

1,921	AutoNation Inc., (3)	119,755

1,342	AutoZone, Inc., (2), (3)	940,661

7,244	Bed Bath and Beyond Inc., (3)	472,526

12,332	Best Buy Co., Inc.	398,200

8,849	CarMax, Inc., (2), (3)	570,849

4,514	GameStop Corporation, (2)	206,967

11,120	Gap, Inc.	405,658

54,934	Home Depot, Inc.	6,428,926

10,371	L Brands Inc.	837,147

39,443	Lowe’s Companies, Inc.	2,735,766

4,270	O’Reilly Automotive Inc., (2), (3)	1,026,124

17,499	Ross Stores, Inc.	930,247

27,093	Staples, Inc.	398,538

4,752	Tiffany & Co.	454,766

Nuveen Investments	59

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

28,773	TJX Companies, Inc.	$2,008,931

4,622	Tractor Supply Company	427,627

4,118	Urban Outfitters, Inc., (3)	134,329
	Total Specialty Retail	19,036,197

	Technology Hardware, Storage & Peripherals – 4.5%

243,638	Apple, Inc.	29,553,289

82,131	EMC Corporation	2,208,503

76,394	Hewlett-Packard Company	2,331,545

13,185	NetApp, Inc.	410,713

8,793	SanDisk Corporation	530,130

13,423	Seagate Technology, (2)	679,204

9,179	Western Digital Corporation	789,945
	Total Technology Hardware, Storage & Peripherals	36,503,329

	Textiles, Apparel & Luxury Goods – 0.9%

11,685	Coach, Inc.	364,572

1,816	Fossil Group Inc., (2), (3)	124,850

16,987	Hanesbrands Inc.	527,107

8,094	Michael Kors Holdings Limited, (3)	339,867

29,450	Nike, Inc., Class B	3,393,229

3,109	PVH Corporation	360,768

2,555	Ralph Lauren Corporation	321,649

7,547	Under Armour, Inc., (2), (3)	749,644

14,377	VF Corporation	1,108,323
	Total Textiles, Apparel & Luxury Goods	7,290,009

	Thrifts & Mortgage Finance – 0.0%

21,026	Hudson City Bancorp, Inc.	216,778

	Tobacco – 1.4%

83,166	Altria Group, Inc.	4,522,567

65,515	Philip Morris International	5,603,498

17,578	Reynolds American Inc.	1,508,090
	Total Tobacco	11,634,155

	Trading Companies & Distributors – 0.2%

11,497	Fastenal Company	481,264

4,352	United Rentals Inc., (3)	291,540

2,519	W.W. Grainger, Inc.	576,120
	Total Trading Companies & Distributors	1,348,924
	Total Common Stocks (cost $289,397,166)	784,736,232

60	Nuveen Investments

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.0%

10,067	Safeway Incorporated, (4)				$1,711

10,067	Safeway Incorporated, (4)				101
	Total Common Stock Rights (cost $—)				1,812
	Total Long-Term Investments (cost $289,397,166)				784,738,044

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.9%

	Money Market Funds – 6.9%

56,591,712	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (5), (6)				$56,591,712
	Total Investments Purchased with Collateral from Securities Lending (cost $56,591,712)				56,591,712

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	SHORT-TERM INVESTMENTS – 4.2%

	Money Market Funds – 3.9%

31,757,557	First American Treasury Obligations Fund, Class Z	0.000% (5)	N/A	N/A	$31,757,557

	U.S. Government and Agency Obligations – 0.3%

$3,000	U.S. Treasury Bills, (8)	0.000%	11/12/15	AAA	2,999,370
	Total Short-Term Investments (cost $34,756,505)				34,756,927
	Total Investments (cost $380,745,383) – 106.9%				876,086,683
	Other Assets Less Liabilities – (6.9)% (9)				(56,861,838)
	Net Assets – 100%				$819,224,845

Investments in Derivatives as of July 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	65	9/15	$34,099,000	$(86,125)	$91,511

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	61

Nuveen Equity Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$784,736,232	$—	$—	$784,736,232
Common Stock Rights	—	—	1,812	1,812
Investments Purchased with Collateral from Securities Lending	56,591,712	—	—	56,591,712
Short-Term Investments:
Money Market Funds	31,757,557	—	—	31,757,557
U.S. Government & Agency Obligations	—	2,999,370	—	2,999,370
Investments in Derivatives:
Futures Contracts*	91,511	—	—	91,511
Total	$873,177,012	$2,999,370	$1,812	$876,178,194
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (exluding investments in derivatives) was $392,543,188.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$504,677,918
Depreciation	(21,134,423)
Net unrealized appreciation (depreciation) of investments	$483,543,495

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $54,886,920.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

N/A	Not applicable

REIT	Real Estate Investment Trust

62	Nuveen Investments

Nuveen Mid Cap Index Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.0%

	COMMON STOCKS – 93.0%

	Aerospace & Defense – 1.4%

39,964	BE Aerospace Inc., (2)	$1,946,646

12,914	Esterline Technologies Corporation, (3)	1,144,955

19,837	Huntington Ingalls Industries Inc.	2,329,062

19,982	KLX Inc., (3)	784,893

23,737	Orbital ATK, Inc.	1,684,140

9,113	Teledyne Technologies Inc., (3)	944,745

20,220	Triumph Group Inc.	1,088,847
	Total Aerospace & Defense	9,923,288

	Airlines – 0.9%

53,200	Alaska Air Group, Inc.	4,029,900

105,324	JetBlue Airways Corporation, (2), (3)	2,420,346
	Total Airlines	6,450,246

	Auto Components – 0.4%

46,504	Dana Holding Corporation	863,114

117,874	Gentex Corporation	1,895,414
	Total Auto Components	2,758,528

	Automobiles – 0.1%

18,086	Thor Industries, Inc.	1,010,646

	Banks – 5.2%

65,082	Associated Banc-Corp., (2)	1,282,766

34,136	BancorpSouth Inc.	862,617

17,947	Bank of Hawaii Corporation, (2)	1,210,884

19,384	Bank of the Ozarks, Inc.	855,222

29,910	Cathay General Bancorp.	960,410

19,315	City National Corporation	1,736,612

34,315	Commerce Bancshares Inc., (2)	1,615,893

21,597	Cullen/Frost Bankers, Inc.	1,564,703

57,920	East West Bancorp Inc.	2,592,499

95,564	First Horizon National Corporation, (2)	1,514,689

142,966	First Niagara Financial Group Inc.	1,388,200

66,791	FirstMerit Corporation	1,251,663

76,330	Fulton Financial Corporation	989,237

33,236	Hancock Holding Company	971,156

22,992	International Bancshares Corporation	619,175

Nuveen Investments	63

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

38,710	Pacwest Bancorp., (2)	$1,791,886

24,224	Prosperity Bancshares, Inc.	1,322,388

20,196	Signature Bank, (3)	2,940,336

20,129	SVB Financial Group, (3)	2,880,460

56,137	Synovus Financial Corp.	1,769,457

67,305	TCF Financial Corporation	1,107,840

27,240	Trustmark Corporation	654,850

75,358	Umpqua Holdings Corporation	1,336,851

80,975	Valley National Bancorp.	803,272

36,481	Webster Financial Corporation	1,410,355
	Total Banks	35,433,421

	Beverages – 0.1%

3,632	Boston Beer Company, (2), (3)	800,929

	Biotechnology – 0.4%

17,926	United Therapeutics Corporation, (2), (3)	3,035,947

	Building Products – 1.1%

67,073	Fortune Brands Home & Security	3,202,736

16,989	Lennox International Inc.	2,005,891

30,742	Smith AO Corporation	2,207,890
	Total Building Products	7,416,517

	Capital Markets – 2.0%

48,763	Eaton Vance Corporation, (2)	1,870,549

38,208	Federated Investors Inc., (2)	1,287,992

60,651	Janus Capital Group Inc., (2)	993,463

50,145	Raymond James Financial Inc.	2,958,555

53,181	SEI Investments Company	2,835,079

18,965	Stifel Financial Corporation, (3)	1,042,127

34,425	Waddell & Reed Financial, Inc., Class A	1,546,027

43,821	WisdomTree Investments Inc., (2)	1,091,143
	Total Capital Markets	13,624,935

	Chemicals – 3.1%

44,899	Albemarle Corporation, (2)	2,433,526

25,514	Ashland Inc.	2,916,760

24,225	Cabot Corporation	852,236

72,089	Chemours Company, (2)	787,212

28,336	Cytec Industries, Inc.	2,103,381

13,928	Minerals Technologies Inc.	901,838

4,470	NewMarket Corporation	1,777,764

64	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

31,914	Olin Corporation, (2)	$733,703

38,020	PolyOne Corporation	1,302,945

53,822	RPM International, Inc., (2)	2,522,637

17,575	Scotts Miracle Gro Company	1,061,354

19,978	Sensient Technologies Corporation	1,366,295

31,715	Valspar Corporation	2,641,225
	Total Chemicals	21,400,876

	Commercial Services & Supplies – 1.6%

22,336	Clean Harbors, Inc., (2), (3)	1,106,079

45,312	Copart Inc., (3)	1,632,591

20,219	Deluxe Corporation	1,302,710

18,218	HNI Corporation	903,431

23,929	Miller (Herman) Inc.	670,969

12,823	MSA Safety Inc.	662,308

80,624	R.R. Donnelley & Sons Company, (2)	1,414,951

38,928	Rollins Inc.	1,128,912

50,066	Waste Connections Inc.	2,509,809
	Total Commercial Services & Supplies	11,331,760

	Communications Equipment – 0.8%

53,115	Arris Group Inc., (3)	1,642,316

46,863	Ciena Corporation, (2), (3)	1,192,663

14,802	Interdigital Inc., (2)	800,344

16,071	Plantronics Inc.	933,404

55,802	Polycom Inc., (3)	635,027
	Total Communications Equipment	5,203,754

	Construction & Engineering – 0.5%

60,190	AECOM, (2), (3)	1,855,658

14,689	Granite Construction Inc.	499,720

59,455	KBR Inc.	1,038,679
	Total Construction & Engineering	3,394,057

	Construction Materials – 0.2%

20,215	Eagle Materials Inc.	1,559,385

	Consumer Finance – 0.2%

170,772	SLM Corporation	1,559,148

	Containers & Packaging – 1.3%

26,438	AptarGroup Inc.	1,792,232

28,054	Bemis Company, Inc.	1,250,367

12,325	Greif Inc.	381,952

Nuveen Investments	65

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Containers & Packaging (continued)

39,714	Packaging Corp. of America, (2)	$2,811,354

17,563	Silgan Holdings, Inc.	939,094

41,221	Sonoco Products Company	1,701,603
	Total Containers & Packaging	8,876,602

	Distributors – 0.6%

121,930	LKQ Corporation, (3)	3,835,918

	Diversified Consumer Services – 0.9%

40,055	Apollo Group, Inc., (3)	513,105

23,083	Devry Education Group Inc., (2)	701,262

1,775	Graham Holdings Company	1,223,969

86,251	Service Corporation International	2,631,518

25,380	Sothebys Holdings Inc., (2)	1,061,645
	Total Diversified Consumer Services	6,131,499

	Diversified Financial Services – 0.8%

34,731	CBOE Holdings Inc.	2,152,627

47,140	MSCI Inc., Class A Shares	3,213,062
	Total Diversified Financial Services	5,365,689

	Electric Utilities – 1.5%

23,456	Cleco Corporation	1,276,710

62,100	Great Plains Energy Incorporated	1,621,431

40,990	Hawaiian Electric Industries, (2)	1,227,651

20,320	IDACORP, INC	1,262,075

80,438	OGE Energy Corp.	2,393,835

32,174	PNM Resources Inc.	848,750

49,239	Westar Energy Inc., (2)	1,853,848
	Total Electric Utilities	10,484,300

	Electrical Equipment – 1.0%

17,454	Acuity Brands Inc.	3,511,570

21,752	Hubbell Incorporated, Class B	2,271,126

18,228	Regal-Beloit Corporation	1,265,570
	Total Electrical Equipment	7,048,266

	Electronic Equipment, Instruments & Components – 3.3%

40,618	Arrow Electronics, Inc., (3)	2,361,937

55,904	Avnet Inc.	2,332,874

17,612	Belden Inc.	1,043,159

31,769	Cognex Corporation	1,438,183

17,068	FEI Company	1,467,336

62,691	Ingram Micro, Inc., Class A, (2)	1,707,076

66	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

14,324	IPG Photonics Corporation, (2), (3)	$1,320,959

62,781	Jabil Circuit Inc., (2)	1,271,315

57,406	Keysight Technologies, Inc., (3)	1,753,179

34,346	Knowles Corporation, (2), (3)	654,291

39,739	National Instruments Corporation	1,150,841

15,445	Tech Data Corporation, (3)	900,907

105,376	Trimble Navigation Limited, (3)	2,434,186

54,793	Vishay Intertechnology Inc., (2)	629,024

20,393	Zebra Technologies Corporation, Class A, (3)	2,194,899
	Total Electronic Equipment, Instruments & Components	22,660,166

	Energy Equipment & Services – 1.4%

23,371	Atwood Oceanics Inc., (2)	486,117

16,432	Dril Quip Inc., (3)	959,793

39,646	Helix Energy Solutions Group, (3)	331,837

115,453	Nabors Industries Inc.	1,340,409

96,255	Noble Corporation PLC, (2)	1,150,247

40,523	Oceaneering International Inc.	1,621,730

21,329	Oil States International Inc., (3)	642,216

58,365	Patterson-UTI Energy, Inc.	962,147

49,522	Rowan Companies Inc.	853,264

63,254	Superior Energy Services, Inc.	1,075,318
	Total Energy Equipment & Services	9,423,078

	Food & Staples Retailing – 0.5%

15,502	Casey’s General Stores, Inc.	1,584,537

79,877	SUPERVALU INC.	736,466

20,044	United Natural Foods Inc., (3)	912,603
	Total Food & Staples Retailing	3,233,606

	Food Products – 2.2%

37,756	Dean Foods Company	672,057

70,997	Flowers Foods Inc.	1,537,795

40,484	Hain Celestial Group Inc., (2), (3)	2,752,102

30,062	Ingredion Inc., (2)	2,651,468

7,841	Lancaster Colony Corporation	730,860

21,837	Post Holdings Inc., (2), (3)	1,173,520

8,751	Tootsie Roll Industries Inc.	284,145

17,072	Treehouse Foods Inc., (3)	1,399,221

70,235	WhiteWave Foods Company, (3)	3,625,531
	Total Food Products	14,826,699

Nuveen Investments	67

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 1.5%

40,468	Atmos Energy Corporation	$2,237,880

33,934	National Fuel Gas Company, (2)	1,834,811

20,994	One Gas Inc.	945,360

70,747	Questar Corporation	1,566,339

66,264	UGI Corporation	2,421,287

20,965	WGL Holdings Inc.	1,171,944
	Total Gas Utilities	10,177,621

	Health Care Equipment & Supplies – 3.8%

29,018	Align Technology, Inc., (3)	1,819,429

19,364	Cooper Companies, Inc.	3,427,428

18,629	Halyard Health Inc., (2), (3)	758,945

23,191	Hill Rom Holdings Inc.	1,299,392

101,712	Hologic Inc., (2), (3)	4,237,322

38,100	Idexx Labs Inc., (3)	2,771,013

56,683	ResMed Inc.	3,284,780

22,356	Sirona Dental Systems, Inc., (3)	2,320,106

23,867	Steris Corporation, (2)	1,649,926

15,953	Teleflex Inc., (2)	2,137,542

22,247	Thoratec Corporation, (3)	1,408,013

22,368	West Pharmaceutical Services Inc.	1,339,172
	Total Health Care Equipment & Supplies	26,453,068

	Health Care Providers & Services – 3.3%

47,350	Centene Corporation, (3)	3,320,655

46,557	Community Health Systems, Inc., (3)	2,724,050

32,396	Health Net Inc., (3)	2,165,997

18,390	Lifepoint Hospitals Inc., (3)	1,523,795

38,820	Medax Inc., (3)	3,285,725

16,026	Molina Healthcare Inc., (3)	1,208,841

39,798	Omnicare, Inc., (2)	3,854,436

25,485	Owens and Minor Inc.	896,053

34,357	VCA Antech, Inc., (3)	2,113,986

17,721	Wellcare Health Plans Inc., (3)	1,431,857
	Total Health Care Providers & Services	22,525,395

	Health Care Technology – 0.1%

64,524	Allscripts Healthcare Solutions Inc., (3)	933,017

	Hotels, Restaurants & Leisure – 2.1%

25,089	Brinker International Inc., (2)	1,502,831

7,312	Buffalo Wild Wings, Inc., (2), (3)	1,430,081

9,589	CBRL Group Inc., (2)	1,456,473

68	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

17,061	Cheesecake Factory Inc., (2)	$985,102

22,471	Dominos Pizza Inc.	2,558,099

35,654	Dunkin Brands Group Inc., (2)	1,921,394

11,274	Intl Speedway Corporation	386,360

14,885	Jack in the Box Inc., Term Loan	1,414,075

10,410	Panera Bread Company, (3)	2,124,889

94,869	The Wendy’s Company, (2)	973,356
	Total Hotels, Restaurants & Leisure	14,752,660

	Household Durables – 1.9%

72,697	Jarden Corporation, (2)	3,998,335

36,339	KB Home, (2)	580,697

15,777	MDC Holdings Inc., (2)	471,101

1,485	NVR Inc., (3)	2,212,709

24,558	Tempur Pedic International Inc., (2), (3)	1,855,357

64,626	Toll Brothers Inc., (3)	2,515,244

20,524	Tupperware Corporation, (2)	1,200,038
	Total Household Durables	12,833,481

	Household Products – 0.8%

53,626	Church & Dwight Company Inc.	4,629,533

24,911	Energizer Holdings, Inc.	959,323
	Total Household Products	5,588,856

	Independent Power & Renewable Electricity Producers – 0.1%

33,375	Talen Energy Corporation, (3)	524,989

	Industrial Conglomerates – 0.4%

25,887	Carlisle Companies Inc.	2,621,318

	Insurance – 5.3%

6,538	Alleghany Corporation, Term Loan, (3)	3,178,318

28,928	American Financial Group Inc.	1,994,586

63,456	Arthur J. Gallagher & Co.	3,009,718

26,433	Aspen Insurance Holdings Limited	1,271,163

48,019	Brown & Brown Inc., (2)	1,606,236

80,145	CNO Financial Group Inc., (2)	1,429,787

13,516	Endurance Specialty Holdings Limited	939,227

18,550	Everest Reinsurance Group Ltd	3,396,876

43,155	First American Corporation, (2)	1,751,230

17,796	Hanover Insurance Group Inc.	1,438,807

38,960	HCC Insurance Holdings Inc.	3,006,154

20,946	Kemper Corporation	811,029

Nuveen Investments	69

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

14,657	Mercury General Corporation, (2)	$827,388

97,875	Old Republic International Corporation	1,637,449

21,981	Primerica Inc.	994,201

28,133	Reinsurance Group of America Inc.	2,715,397

16,378	RenaisasnceRE Holdings, Limited, (2)	1,757,359

17,667	StanCorp Financial Group Inc.	2,014,391

42,760	WR Berkley Corporation	2,382,587
	Total Insurance	36,161,903

	Internet & Catalog Retail – 0.1%

13,878	Hosting Site Network, Inc.	1,020,172

	Internet Software & Services – 0.2%

47,058	Rackspace Hosting Inc., (3)	1,601,384

	IT Services – 3.3%

31,085	Acxiom Corporation, (3)	556,732

48,742	Broadridge Financial Solutions, Inc.	2,645,228

40,988	Convergys Corporation, (2)	1,029,209

37,097	CoreLogic Inc.	1,463,106

11,596	DST Systems Inc.	1,265,703

34,071	Gartner Inc., (3)	3,017,668

27,542	Global Payments Inc.	3,087,183

34,154	Henry Jack and Associates Inc.	2,385,998

27,679	Leidos Holdings Inc.	1,129,303

21,382	Maximus Inc.	1,458,466

22,658	NeuStar, Inc., (2), (3)	699,452

16,476	Science Applications International Corporation	884,432

45,128	VeriFone Holdings Inc., (3)	1,452,219

15,653	WEX Inc., (3)	1,597,232
	Total IT Services	22,671,931

	Leisure Products – 1.0%

37,454	Brunswick Corporation	1,988,433

25,091	Polaris Industries Inc.	3,438,972

26,105	Vista Outdoor Inc., (3)	1,231,373
	Total Leisure Products	6,658,778

	Life Sciences Tools & Services – 1.4%

8,149	Bio-Rad Laboratories Inc., (2), (3)	1,228,380

13,448	Bio-Techne Corporation	1,470,942

19,537	Charles River Laboratories International, Inc., (3)	1,516,462

11,802	Mettler-Toledo International Inc., (3)	3,984,355

70	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

22,030	Parexel International Corporation, (3)	$1,519,189
	Total Life Sciences Tools & Services	9,719,328

	Machinery – 4.2%

32,882	AGCO Corporation, (2)	1,808,839

20,365	CLARCOR, Inc.	1,225,362

19,965	Crane Company	1,062,138

53,124	Donaldson Company, Inc.	1,784,966

24,485	Graco Inc., (2)	1,750,433

32,565	IDEX Corporation, (2)	2,475,917

37,040	ITT Industries, Inc.	1,407,520

31,735	Kennametal Inc.	1,005,682

32,486	Lincoln Electric Holdings Inc.	1,967,027

24,173	Nordson Corporation, (2)	1,791,461

32,096	Oshkosh Truck Corporation, (2)	1,172,788

18,158	SPX Corporation	1,187,715

44,553	Terex Corporation, (2)	987,294

30,969	Timken Company	1,033,745

62,574	Trinity Industries Inc.	1,830,915

9,667	Valmont Industries, Inc., (2)	1,075,260

38,958	Wabtec Corporation	3,942,160

23,835	Woodward Governor Company	1,176,496
	Total Machinery	28,685,718

	Marine – 0.2%

23,018	Kirby Corporation, (3)	1,666,733

	Media – 1.5%

23,873	AMC Networks Inc., Class A Shares, (2), (3)	2,010,584

1,774	Cable One, Inc., (3)	736,600

42,058	Cinemark Holdings Inc.	1,659,609

29,059	Dreamworks Animation SKG Inc., (2), (3)	700,612

18,915	John Wiley and Sons Inc., Class A	1,002,684

57,485	Live Nation Inc., (3)	1,507,257

14,948	Meredith Corporation	716,308

50,986	New York Times, Class A	674,035

45,071	Time Inc.	1,005,985
	Total Media	10,013,674

	Metals & Mining – 1.5%

43,488	Allegheny Technologies, Inc., (2)	927,164

21,446	Carpenter Technology Inc., (2)	805,083

47,560	Commercial Metals Company	732,900

Nuveen Investments	71

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

13,545	Compass Minerals International, Inc.	$1,083,600

31,390	Reliance Steel & Aluminum Company	1,902,234

26,244	Royal Gold, Inc.	1,323,222

96,647	Steel Dynamics Inc.	1,935,839

58,448	United States Steel Corporation, (2)	1,137,983

19,849	Worthington Industries, Inc.	537,114
	Total Metals & Mining	10,385,139

	Multiline Retail – 0.3%

22,592	Big Lots, Inc., (2)	975,523

123,108	J.C. Penney Company, Inc., (2)	1,014,410
	Total Multiline Retail	1,989,933

	Multi-Utilities – 0.9%

44,810	Alliant Energy Corporation	2,756,263

18,027	Black Hills Corporation	751,005

77,395	MDU Resources Group Inc.	1,509,976

33,310	Vectren Corporation	1,402,351
	Total Multi-Utilities	6,419,595

	Oil, Gas & Consumable Fuels – 1.9%

123,667	California Resources Corporation	523,111

156,435	Denbury Resources Inc., (2)	616,354

29,399	Energen Corporation	1,622,825

42,017	Gulfport Energy Corporation, (3)	1,376,477

80,253	HollyFrontier Company	3,873,010

64,747	QEP Resources Inc.	898,688

27,086	SM Energy Company	1,004,078

28,145	Western Refining Inc.	1,242,883

29,074	World Fuel Services Corporation	1,181,858

93,958	WPX Energy Inc., (3)	817,435
	Total Oil, Gas & Consumable Fuels	13,156,719

	Paper & Forest Products – 0.3%

26,244	Domtar Corporation, (2)	1,067,081

57,007	Louisiana-Pacific Corporation, (2), (3)	840,283
	Total Paper & Forest Products	1,907,364

	Personal Products – 0.5%

173,242	Avon Products, Inc., (2)	982,282

24,911	Edgewell Personal Care Co	2,384,232
	Total Personal Products	3,366,514

72	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 0.4%

31,395	Akorn, Inc., (2), (3)	$1,447,623

39,209	Catalent, Inc., (3)	1,336,243
	Total Pharmaceuticals	2,783,866

	Professional Services – 1.2%

13,653	CEB Inc.	1,044,728

16,502	FTI Consulting Inc., (3)	675,262

32,162	Manpower Inc.	2,910,018

25,841	Towers Watson & Company, Class A Shares	3,276,122
	Total Professional Services	7,906,130

	Real Estate Investment Trust – 8.5%

28,940	Alexandria Real Estate Equities Inc.	2,683,027

42,376	American Campus Communities Inc.	1,581,472

77,759	BioMed Realty Trust Inc.	1,674,929

33,246	Camden Property Trust	2,647,379

48,138	Communications Sales & Leasing, Inc.	1,003,677

35,386	Corporate Office Properties	818,478

47,003	Corrections Corporation of America	1,653,096

54,879	Douglas Emmett Inc.	1,608,503

133,090	Duke Realty Corporation	2,684,425

25,575	Equity One Inc.	656,510

44,491	Extra Space Storage Inc., (2)	3,270,978

27,173	Federal Realty Investment Trust	3,716,995

36,402	Highwoods Properties, Inc., (2)	1,540,897

23,076	Home Properties New York, Inc.	1,700,701

60,484	Hospitality Properties Trust	1,658,471

33,210	Kilroy Realty Corporation	2,352,928

26,516	Lamar Advertising Company	1,592,286

42,033	LaSalle Hotel Properties	1,398,438

59,658	Liberty Property Trust	2,030,162

35,811	Mack-Cali Realty Corporation	746,301

30,298	Mid-America Apartment Communities	2,434,141

49,760	National Retail Properties, Inc., (2)	1,849,579

64,362	Omega Healthcare Investors Inc., (2)	2,333,766

16,396	Potlatch Corporation	574,024

51,082	Rayonier Inc.	1,256,617

37,298	Regency Centers Corporation	2,385,953

82,290	Senior Housing Properties Trust	1,421,148

20,063	Tanger Factory Outlet Centers	651,646

25,553	Taubman Centers Inc.	1,911,364

Nuveen Investments	73

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

101,560	UDR Inc.	$3,433,744

32,581	Urban Edge Properties	699,514

45,397	Weingarten Realty Trust, (2)	1,597,066

73,739	WP GLIMCHER, Inc.	998,426
	Total Real Estate Investment Trust	58,566,641

	Real Estate Management & Development – 0.6%

17,321	Alexander & Baldwin Inc.	653,868

18,000	Jones Lang LaSalle Inc.	3,204,720
	Total Real Estate Management & Development	3,858,588

	Road & Rail – 0.9%

23,046	Con-Way, Inc.	893,954

20,603	Genesee & Wyoming Inc., (3)	1,467,346

18,068	Landstar System, (2)	1,301,438

28,192	Old Dominion Frght Line, (2), (3)	2,062,245

17,344	Werner Enterprises, Inc.	489,795
	Total Road & Rail	6,214,778

	Semiconductors & Semiconductor Equipment – 1.9%

261,638	Advanced Micro Devices, Inc., (2), (3)	504,961

170,037	Atmel Corporation	1,407,906

44,533	Cree, Inc., (2), (3)	1,097,738

132,849	Cypress Semiconductor Corporation, (2)	1,525,107

50,463	Fairchild Semiconductor International Inc., Class A, (3)	759,973

57,253	Integrated Device Technology, Inc., (3)	1,094,105

52,016	Intersil Holding Corporation, Class A	578,938

16,148	Silicon Laboratories Inc., (3)	726,499

116,681	SunEdison Inc., (2), (3)	2,716,334

14,652	Synaptics, Inc., (3)	1,163,076

82,674	Teradyne Inc.	1,592,301
	Total Semiconductors & Semiconductor Equipment	13,166,938

	Software – 5.1%

46,389	ACI Worldwide, Inc., (2), (3)	1,098,028

37,429	Ansys Inc., (3)	3,523,940

116,942	Cadence Design Systems, Inc., (2), (3)	2,452,274

64,410	CDK Global Inc.	3,326,132

17,917	CommVault Systems, Inc., (3)	671,350

15,701	FactSet Research Systems Inc., (2)	2,601,028

12,743	Fair Isaac Corporation	1,155,663

55,330	Fortinet Inc., (3)	2,641,454

42,971	Informatica Corporation	2,084,953

74	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

29,493	Manhattan Associates Inc., (3)	$1,911,736

39,112	Mentor Graphics Corporation	1,020,432

37,611	NetScout Systems, Inc., (3)	1,499,927

47,914	Parametric Technology Corporation, (3)	1,741,674

36,283	Rovi Corporation, (2), (3)	398,750

26,494	Solarwinds, Inc., (3)	1,056,846

27,791	Solera Holdings Inc.	1,016,873

62,501	Synopsys Inc., (3)	3,177,551

13,477	Tyler Technologies Inc., (3)	1,880,581

11,450	Ultimate Software Group, Inc., (2), (3)	2,109,205
	Total Software	35,368,397

	Specialty Retail – 2.9%

26,507	Aaron Rents Inc.	980,229

29,482	Abercrombie & Fitch Co., Class A, (2)	592,293

69,104	American Eagle Outfitters, Inc.	1,226,596

18,293	Ann Inc., (3)	836,905

52,240	Ascena Retail Group Inc., (2), (3)	654,045

18,934	Cabela’s Incorporated, (2), (3)	841,238

58,829	Chico’s FAS, Inc., (2)	895,377

30,545	CST Brands Inc.	1,157,045

40,127	Dick’s Sporting Goods Inc.	2,045,674

57,391	Foot Locker, Inc., (2)	4,048,935

24,103	Guess Inc., (2)	527,615

17,941	Murphy USA Inc., (3)	982,449

196,559	Office Depot, Inc., (3)	1,572,472

21,325	Rent-A-Center Inc.	571,297

35,358	Williams-Sonoma Inc.	2,993,408
	Total Specialty Retail	19,925,578

	Technology Hardware, Storage & Peripherals – 0.6%

41,665	3D Systems Corporation, (2), (3)	548,311

26,092	Diebold Inc., (2)	888,433

25,150	Lexmark International, Inc., Class A, (2)	854,849

67,819	NCR Corporation, (3)	1,867,735
	Total Technology Hardware, Storage & Peripherals	4,159,328

	Textiles, Apparel & Luxury Goods – 1.0%

21,689	Carter’s Inc.	2,199,481

13,751	Deckers Outdoor Corporation, (2), (3)	1,002,173

51,116	Kate Spade & Company, (3)	1,028,454

Nuveen Investments	75

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)				Value

	Textiles, Apparel & Luxury Goods (continued)

16,367	Skechers USA Inc., (3)				$2,462,415
	Total Textiles, Apparel & Luxury Goods				6,692,523

	Thrifts & Mortgage Finance – 0.6%

178,800	New York Community Bancorp Inc., (2)				3,402,564

40,929	Washington Federal Inc.				952,827
	Total Thrifts & Mortgage Finance				4,355,391

	Trading Companies & Distributors – 0.7%

18,597	GATX Corporation, (2)				986,385

19,131	MSC Industrial Direct Inc., Class A, (2)				1,363,275

43,336	NOW Inc., (2) (3)				754,046

11,520	Watsco Inc.				1,477,325
	Total Trading Companies & Distributors				4,581,031

	Water Utilities – 0.3%

71,520	Aqua America Inc., (2)				1,819,469

	Wireless Telecommunication Services – 0.2%

39,973	Telephone and Data Systems Inc.				1,175,606
	Total Common Stocks (cost $450,814,873)				639,198,814

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.0%

100,634	Community Health Systems Inc.				$1,359
	Total Common Stock Rights (cost $1,477,628)				1,359
	Total Long-Term Investments (cost $452,292,501)				639,200,173

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 17.5%

	Money Market Funds – 17.5%

120,585,945	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (4), (5)				$120,585,945
	Total Investments Purchased with Collateral from Securities Lending (cost $120,585,945)				120,585,945

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 7.3%

	Money Market Funds – 6.9%

47,098,646	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$47,098,646

76	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	U.S. Government and Agency Obligations – 0.4%

$3,000	U.S. Treasury Bills, (7)	0.000%	11/12/15	AAA	$2,999,370
	Total Short-Term Investments (cost $50,097,594)				50,098,016
	Total Investments (cost $622,976,040) – 117.8%				809,884,134
	Other Assets Less Liabilities – (17.8)% (8)				(122,624,466)
	Net Assets – 100%				$687,259,668
Investments in Derivatives as of July 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	329	9/15	$49,326,970	$23,501	$(606,786)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$639,198,814	$—	$—	$639,198,814
Common Stock Rights	1,359	—	—	1,359
Investments Purchased with Collateral from Securities Lending	120,585,945	—	—	120,585,945
Short-Term Investments:
Money Market Funds	47,098,646	—	—	47,098,646
U.S. Government & Agency Obligations	—	2,999,370	—	2,999,370
Investments in Derivatives:
Futures Contracts*	(606,786)	—	—	(606,786)
Total	$806,277,978	$2,999,370	$—	$809,277,348
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	77

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $623,659,943.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$212,919,617
Depreciation	(26,695,426)
Net unrealized appreciation (depreciation) of investments	$186,224,191

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $117,020,874.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

N/A	Not applicable

78	Nuveen Investments

Nuveen Small Cap Index Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.9%

	COMMON STOCKS – 94.9%

	Aerospace & Defense – 1.4%

2,624	AAR Corporation	$70,717

4,638	Aerojet Rocketdyne Holdings Inc., (3)	108,576

1,478	Aerovironment, Inc., (3)	38,517

547	American Science & Engineering Inc., (2)	24,445

1,417	Astronics Corporation, (3)	87,854

1,598	Cubic Corporation	70,903

3,518	Curtiss Wright Corporation	237,008

5,363	DigitalGlobe Inc., (3)	113,588

842	Ducommon Inc.	20,166

1,361	Engility Holdings Inc., (3)	29,820

2,302	Esterline Technologies Corporation, (3)	204,095

1,423	Heico Corporation	78,023

2,953	Heico Corporation	133,948

2,537	Keyw Holding Corporation, (2), (3)	20,626

3,902	KLX Inc., (3)	153,271

3,663	Kratos Defence & Security Solutions Inc., (3)	20,000

2,864	Moog Inc., CLass A Shares, (3)	191,487

374	National Presto Industries Inc.	29,606

785	Sparton Corporation, (3)	18,730

3,954	Taser International, Inc., (2), (3)	107,628

2,614	Teledyne Technologies Inc., (3)	270,993

778	Vectrus, Inc., (3)	18,050
	Total Aerospace & Defense	2,048,051

	Air Freight & Logistics – 0.5%

3,904	Air Transport Servcies Group Inc., (3)	40,406

1,849	Atlas Air Worldwide Holdings Inc., (3)	90,878

2,192	Echo Global Logistics, Inc., (3)	70,802

2,290	Forward Air Corporation	111,179

2,668	Hub Group, Inc., (3)	112,403

650	Park Ohio Holdings Corporation	29,192

2,001	Radiant Logistics, Inc., (3)	12,706

6,827	UTI Worldwide, Inc., (2)	57,347

5,291	XPO Logistics, Incorporated, (2), (3)	229,365
	Total Air Freight & Logistics	754,278

Nuveen Investments	79

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Airlines – 0.3%

993	Allegiant Travel Company	$211,241

3,494	Hawaian Holdings Inc., (2), (3)	75,890

3,861	Republic Airways Holdings, Inc., (3)	19,459

3,962	Skywest Inc.	65,611

1,863	Virgin America Inc., (3)	62,112
	Total Airlines	434,313

	Auto Components – 1.0%

5,248	American Axle and Manufacturing Holdings Inc., (2)	104,855

4,258	Cooper Tire & Rubber	140,216

1,005	Cooper-Standard Holdings Inc., (3)	64,622

12,066	Dana Holding Corporation	223,945

1,978	Dorman Products, Inc., (2), (3)	104,399

1,833	Drew Industries Inc., (3)	107,524

2,516	Federal Mogul Corporation, Class A Shares, (3)	28,179

821	Fox Factory Holding Corporation, (3)	13,037

2,655	Gentherm Inc., (3)	133,626

1,340	Horizon Global Corporation, (2), (3)	16,777

884	Metaldyne Performance Group Inc.	16,566

3,697	Modine Manufacturing Company	37,451

1,384	Motorcar Parts of America, Inc., (3)	41,008

2,116	Remy International Inc.	62,634

1,535	Standard Motor Products Inc., (2)	56,135

2,190	Stoneridge Inc., (3)	26,652

268	Strattec Security Corporation	18,838

1,733	Superior Industries International Inc.	29,322

4,538	Tenneco Inc., (3)	226,038

1,662	Tower International Inc., (3)	43,428
	Total Auto Components	1,495,252

	Automobiles – 0.0%

1,991	Winnebago Industries Inc., (2)	44,459

	Banks – 8.0%

1,164	1st Source Corporation	39,564

613	American National Bankshares, Inc.	14,516

1,951	Ameris Bancorp.	52,697

775	Ames National Corporation	18,786

121	Arrow Financial Corporation	3,360

2,567	Banc of California Inc.	31,138

551	BancFirst Corporation	35,049

2,304	Banco Latinoamericano de Exportaciones S.A	63,406

80	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

2,566	Bancorp, Inc., (3)	$21,426

7,141	BancorpSouth Inc.	180,453

453	Bank of Marin Bancorp California	22,048

5,768	Bank of the Ozarks, Inc.	254,484

1,518	Banner Corporation	72,348

441	Bar Harbor Bankshares	15,126

5,883	BBCN Bancorp Inc.	90,304

1,948	Berkshire Hills Bancorp, Inc.	56,687

2,207	Blue Hills Bancorp, Inc.	31,869

1,526	BNC Bancorp.	34,365

6,205	Boston Private Financial Holdings Inc.	78,059

931	Bridge Bancorp Inc., (2)	24,076

1,126	Bryn Mawr Bank	32,474

599	BSB Bancorp Inc., (3)	12,543

575	Camden National Corporation	23,150

1,662	Capital Bank Financial Corporation, Class A Shares	49,810

825	Capital City Bank	12,738

2,522	Cardinal Financial Corporation	58,914

2,498	Cascade Bancorp., (3)	12,890

5,911	Cathay General Bancorp.	189,802

3,362	Centerstate Banks of Florida, Inc.	46,866

1,327	Central Pacific Financial Corporation	30,906

284	Century Bancorp, Inc.	11,829

2,457	Chemical Financial Corporation	80,958

964	Citizens & Northern Corporation	19,029

1,125	City Holding Company, (2)	54,248

1,198	CNB Financial Corporation	20,821

2,954	Cobiz, Inc.	37,782

4,079	Columbia Banking Systems Inc.	133,750

3,016	Community Bank System Inc.	115,302

1,211	Community Trust Bancorp, Inc.	42,397

876	CommunityOne Bancorp., (3)	9,610

1,358	ConnectOne Bancorp, Inc.	29,007

678	CU Bancorp., (3)	15,045

1,831	Customers Bancorp Inc., (3)	46,050

7,860	CVB Financial, (2)	139,201

2,212	Eagle Bancorp, Inc., (3)	98,213

604	Enterprise Bancorp, Inc.	13,270

1,509	Enterprise Financial Services Corporation	36,412

Nuveen Investments	81

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

12,519	F.N.B. Corporation PA	$172,637

555	Farmers Capital Bank Corporation	14,197

2,069	FCB Financial Holdings, Inc., Class A Shares, (3)	71,856

1,221	Fidelity Southern Corporation	23,736

1,075	Financial Institutions, Inc.	26,381

797	First Bancorp Maine	15,151

1,640	First Bancorp of North Carolina, Inc.	27,995

8,409	First Bancorp of Puerto Rico, (3)	36,243

6,038	First Busey Corporation, (2)	38,462

319	First Business Financial Services, Inc.	13,956

570	First Citizens Bancshs Inc.	146,114

7,292	First Commonwealth Financial Corporation	67,086

1,269	First Community Bancshares, Inc.	22,576

1,253	First Connecticut Bancorp.	20,198

4,476	First Financial Bancorp.	85,089

4,744	First Financial Bankshares, Inc., (2)	161,201

817	First Financial Corporation	27,108

1,404	First Interstate BancSystem Inc., Montana	38,933

2,911	First Merchants Corporation	75,773

5,838	First Midwest Bancorp, Inc.	109,579

1,158	First NBC Bank Holding Company, (3)	44,236

989	First of Long Island Corporation	26,940

12,263	FirstMerit Corporation	229,809

2,346	Flushing Financial Corporation	48,703

13,069	Fulton Financial Corporation	169,374

1,066	German American Bancorp, Inc.	31,031

5,587	Glacier Bancorp, Inc.	156,995

859	Great Southern Bancorp.	35,649

3,056	Great Western Bancorp Inc.	80,251

752	Green Bancorp, Inc., (3)	10,280

1,144	Guaranty Bancorp.	18,338

2,812	Hampton Roads Bankshares, Inc., (3)	5,905

5,761	Hancock Holding Company	168,336

2,469	Hanmi Financial Corporation	62,490

1,235	Heartland Financial USA, Inc.	46,535

1,614	Heritage Commerce Coporation	17,899

2,411	Heritage Financial Corporation	42,675

1,681	Heritage Oaks Bancorp	13,381

5,633	Hilltop Holdings Inc., (3)	118,575

82	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

4,199	Home Bancshares, Inc.	$167,204

1,609	HomeTrust Bancshares Inc., (3)	27,578

724	Horizon Bancorp.	17,564

2,437	IberiaBank Corporation	157,308

1,907	Independent Bank Corporation, Massachusetts, (2)	92,223

1,778	Independent Bank Corporation, Michigan	25,354

709	Independent Bank Group Inc.	31,536

4,005	International Bancshares Corporation	107,855

25,259	Investors Bancorp, Inc.	307,655

3,127	Lakeland Bancorp, Inc.	35,335

1,282	Lakeland Financial Corporation	54,536

3,522	LegacyTexas Financial Group Inc.	107,034

1,698	Mainsource Financial Group	37,169

5,150	MB Financial, Inc.	175,615

1,305	Mercantile Bank Corporation	26,883

400	Merchants Bancshares, Inc.	12,640

876	Metro Bancorp, Inc.	21,436

565	MidWestOne Financial Group Inc.	18,300

2,740	National Bank Holdings Corporation	59,294

538	National Bankshares, Inc., (2)	16,382

9,614	National Penn Bancshares, Inc.	103,062

3,388	NBT Bancorp, Inc.	91,578

2,608	NewBridge Bancorp.	22,976

3,490	OFG Bancorp., (2)	28,129

8,447	Old National Bancorp., (2)	121,552

2,179	Old Second Bancorp, Inc.	14,185

770	Opus Bank	30,145

1,490	Pacific Continental Corporation	19,787

1,335	Pacific Premier Bancorp, Inc., (3)	25,378

372	Palmetto Bancshares Inc.	7,362

959	Park National Corporation, (2)	84,008

3,464	Park Sterling Bank Inc.	25,079

937	Peapack Gladstone Financial Corporation	20,801

401	Penns Woods Bancorp, Inc.	17,219

900	Peoples Bancorp, Inc.	18,936

586	Peoples Financial Services Corporation, (2)	23,018

2,654	Pinnacle Financial Partners, Inc., (2)	140,901

910	Preferred Bank Los Angeles	28,683

5,409	Privatebancorp, Inc.	223,608

Nuveen Investments	83

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

5,024	Prosperity Bancshares, Inc.	$274,260

863	QCR Holdings, Inc.	18,606

2,972	Renasant Corporation	95,550

807	Republic Bancorp, Inc.	20,296

2,304	S&T Bancorp, Inc.	71,240

1,824	Sandy Spring Bancorp, Inc.	49,868

1,222	Seacoast Banking Corporation of Florida, (3)	18,275

1,648	ServisFirst Bancshares Inc.	64,008

1,014	Sierra Bancorp.	16,832

2,207	Simmons First National Corporation	100,308

1,788	South State Corporation	138,963

1,946	Southside Bancshares, Inc., (2)	53,165

1,534	Southwest Bancorp, Inc.	26,891

1,248	Square 1 Financial Inc., Class A, (3)	33,659

2,492	State Bank Financial Corporation	50,463

8,676	Sterling Bancorp.	129,186

772	Stonegate Bank	23,754

963	Suffolk Bancorp.	27,754

674	Sun Bancorp, Inc., (3)	14,080

13,484	Susquehanna Bancshs Inc.	191,473

1,204	SY Bancorp, Inc.	44,379

4,041	Talmer Bancorp Inc., Class A	65,868

3,340	Texas Capital BancShares, Inc., (3)	196,860

1,204	Tompkins Financial Corporation	65,076

3,434	Towne Bank	60,610

1,334	Trico Bancshares	33,070

1,712	Tristate Capital Holdings Inc., (3)	21,623

1,099	Triumph Bancorp Inc., (3)	15,452

4,996	Trustmark Corporation, (2)	120,104

2,926	UMB Financial Corporation	160,403

16,313	Umpqua Holdings Corporation	289,393

3,336	Union Bankshares Corporation	82,332

5,136	United Bankshares, Inc., (2)	208,162

3,590	United Community Banks, Inc.	74,923

1,259	Univest Corporation of Pennsylvania	25,092

17,586	Valley National Bancorp.	174,453

1,206	Washington Trust Bancorp, Inc.	47,963

6,714	Webster Financial Corporation	259,563

2,574	WesBanco, Inc.	85,508

84	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

1,206	West Bancorp, Inc., (2)	$23,553

1,889	Westamerica Bancorp., (2)	92,523

6,458	Western Alliance Bancorporation, (3)	218,474

5,160	Wilshire Bancorp, Inc.	59,959

3,507	Wintrust Financial Corporation, (2)	189,097

1,513	Yadkin Financial Inc.	32,469
	Total Banks	11,645,299

	Beverages – 0.2%

646	Boston Beer Company, (3)	142,456

4,925	Castle Brands, Inc., (3)	5,812

362	Coca-Cola Bottling Company Consolidated	58,644

852	Craft Brewers Alliance Inc., (3)	8,801

792	MGI Ingredients, Inc.	11,698

945	National Beverage Corporation, (3)	22,463
	Total Beverages	249,874

	Biotechnology – 6.8%

765	Abeona Therapeutics Inc., (2), (3)	4,934

5,895	Acadia Pharmaceuticals, Inc., (2), (3)	287,735

1,605	Acceleron Pharma Inc., (3)	45,967

8,819	Achillion Pharmaceuticals, Inc., (2), (3)	75,138

3,165	Acorda Therapeutics, Inc., (2), (3)	108,749

768	Adamas Pharmaceuticals Inc., (3)	19,016

617	Aduro Biotech, Inc., (3)	16,178

2,242	Advaxis Inc., (3)	37,352

1,855	Aegerion Pharmaceuticals Inc., (2), (3)	35,486

1,131	Affimed NV, (2), (3)	18,560

5,651	Agenus Inc., (3)	48,259

1,803	Akebia Therapeutics Inc., (3)	16,948

1,727	Alder Biopharmaceuticals Inc., (3)	80,167

2,259	AMAG Pharmaceuticals Inc., (2), (3)	144,350

8,566	Amicus Therapeutics, Inc., (3)	147,249

3,032	Anacor Pharmaceuticals Inc., (2), (3)	452,344

2,931	Anthera Pharmaceuticals Inc., (3)	31,977

650	Applied Genetic Technologies Corporation, (3)	11,999

1,228	Ardelyx, Inc., (2), (3)	24,216

17,902	Arena Pharmaceuticals, Inc., (3)	72,324

12,383	Ariad Pharmaceuticals, Inc., (2), (3)	101,045

10,434	Array Biopharma, Inc., (2), (3)	60,622

4,234	Arrowhead Research Corporation, (3)	26,166

Nuveen Investments	85

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

772	Asterias Biotherapeutics, Inc., (2), (3)	$3,798

1,245	Atara Biotherapeutics Inc., (2), (3)	69,894

446	Atyr Pharma, Inc., (3)	8,363

1,445	Avalanche Biotechnologies Inc., (2), (3)	21,270

652	Bellicum Pharmaceuticals, Inc., (3)	13,268

5,434	BioCryst Pharaceuticals, Inc., (3)	84,118

292	BioSpecifics Technologies Corporation, (3)	20,066

4,198	BioTime Inc., (2), (3)	13,266

692	Blueprint Medicines Corporation, (3)	18,698

619	Calithera Biosciences, Inc., (3)	4,581

1,234	Cara Therapeutics Inc., (3)	26,297

5,572	Catalyst Pharmaceutical Partners, Inc., (2), (3)	27,526

7,283	Celldex Therapeutics, Inc., (2), (3)	171,515

728	Cellular Biomedicine Group, Inc., (2), (3)	20,348

5,310	Cepheid, Inc., (3)	295,183

2,049	ChemoCentryx Inc., (2), (3)	16,884

3,374	Chimerix Inc., (3)	181,319

356	Cidara Therapeutics, Inc., (3)	4,977

2,056	Clovis Oncology Inc., (3)	173,588

1,744	Coherus Biosciences Inc., (2), (3)	61,179

1,137	Concert Pharmaceuticals Inc., (3)	18,635

2,297	CorMedix Inc., (2), (3)	8,040

11,611	CTI BioPharma Corp., (2), (3)	21,480

8,227	Curis, Inc., (3)	25,833

2,720	Cytokinetics, Inc., (3)	17,381

4,122	CytRx Corporation, (3)	11,212

1,117	Dicerna Pharmaceuticals Inc., (3)	13,650

10,774	Dyax Corporation, (3)	265,148

2,502	Dynavax Technologies Corporation, (2), (3)	73,584

634	Eagle Pharmaceuticals Inc., (3)	61,257

2,287	Emergent BioSolutions, Inc., (3)	75,082

1,184	Enanta Pharmaceuticals Inc., (2), (3)	59,970

2,148	Epizyme Inc., (2), (3)	47,922

970	Esperion Therapeutics Inc., (3)	60,140

7,089	EXACT Sciences Corporation, (2), (3)	170,632

14,499	Exelixis, Inc., (2), (3)	83,079

1,817	Fibrocell Science Inc., (3)	11,847

3,540	FibroGen, Inc., (3)	82,305

1,574	Five Prime Therapeutics Inc., (3)	37,020

86	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

1,028	Flexion Therapeutics Inc., (3)	$24,055

881	Foundation Medicine Inc., (3)	17,880

11,572	Galena Biopharma Inc., (2), (3)	18,978

1,374	Genocea Biosciences Inc., (3)	17,862

1,295	Genomic Health, Inc., (2), (3)	35,069

11,692	Geron Corporation, (2), (3)	47,353

7,845	Halozyme Therapeutics, Inc., (2), (3)	183,102

2,161	Heron Therapeutics Inc., (3)	69,887

6,653	Idera Pharmaceuticals, Inc., (2), (3)	23,818

1,586	Ignyta, Inc., (3)	21,982

837	Immune Design Corporation, (3)	16,204

6,375	Immunogen, Inc., (3)	114,877

6,413	Immunomedics, Inc., (2), (3)	13,147

3,765	Infinity Pharmaceuticals, Inc., (3)	32,906

5,312	Inovio Pharmaceuticals Inc., (3)	38,724

4,549	Insmed Incorporated, (3)	123,278

1,740	Insys Therapeutics Inc., (2), (3)	78,161

564	Invitae Corporation, (3)	5,634

9,268	Ironwood Pharmacauticals Inc., (2), (3)	96,851

1,708	Karyopharm Therapeutics Inc., (2), (3)	35,048

7,809	Keryx Biopharmaceuticals, Inc., (2), (3)	62,316

2,133	Kite Pharma Inc., (2), (3)	155,218

1,908	Kythera Biopharmaceuticals ,Incorporated, (3)	142,184

854	La Jolla Pharmaceutical Company, (3)	25,962

2,774	Lexicon Genetics, Inc., (2), (3)	23,413

1,297	Ligand Pharmceuticals, Inc., (2), (3)	140,413

3,331	Lion Biotechnologies Inc., (3)	28,513

575	Loxo Oncology Inc., (2), (3)	11,644

2,327	MacroGenics Inc., (3)	87,495

17,687	MannKind Corporation, (2), (3)	75,877

1,244	Medgenics Inc., (3)	10,052

8,092	Merrimack Pharmaceuticals, Incorporated, (2), (3)	81,729

8,035	MiMedx Group Inc., (2), (3)	86,216

664	Mirati Therapeutics, Inc., (2), (3)	18,997

4,519	Momenta Pharmaceuticals, Inc., (3)	98,243

5,136	Myriad Genentics Inc., (2), (3)	175,240

12,159	Navidea Biopharmaceuticals Incorporated, (2), (3)	20,913

6,317	Neurocrine Biosciences Inc., (3)	316,608

1,527	NewLink Genetics Corporation, (2), (3)	79,633

Nuveen Investments	87

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

3,382	Northwest Biotherapeutics, Inc., (2), (3)	$38,622

19,824	Novavax, Inc., (3)	239,077

2,639	Ocata Therapeutics Inc., (3)	11,849

1,250	Oncomed Pharamceuticals Inc., (3)	28,550

7,294	Oncothyreon Inc., (3)	26,550

1,752	Ophthotech Corporation, (3)	118,593

7,569	Orexigen Therapeutics Inc., (2), (3)	30,276

6,027	Organovo Holdings Inc., (2), (3)	20,371

1,382	Osiris Therapeutics, Inc., (2), (3)	29,478

1,092	Otonomy, Inc., (2), (3)	28,141

1,735	OvaScience Inc., (2), (3)	49,447

12,455	PDL Biopahrma Inc., (2)	72,488

13,687	Peregrine Pharmaceuticals, Inc., Reg S, (3)	16,835

1,206	Pfenex Inc., (3)	25,555

3,417	Portola Pharmaceuticals Inc., (3)	168,936

5,394	Progenics Pharmaceuticals, Inc., (3)	46,712

570	Proteon Therapeutics, Inc., (3)	9,850

2,314	Prothena Corporation PLC, (2), (3)	152,655

2,503	PTC Therapeutics Inc., (3)	128,179

2,163	Radius Health Inc., (3)	169,406

5,952	Raptor Pharmaceuticals Corporation, (3)	84,756

2,092	Regulus Therapeutics Incorporated, (2), (3)	17,154

2,430	Repligen Corporation, (3)	85,074

2,586	Retrophin Inc., (3)	82,080

6,789	Rigel Pharmaceuticals, Inc., (3)	20,231

1,019	Sage Therapeutics, Inc., (2), (3)	69,659

5,271	Sangamo Biosciences, Inc., (3)	48,230

3,066	Sarepta Therapautics Inc., (2), (3)	97,867

2,099	Sorrento Therapeutics, Inc., (2), (3)	43,617

621	Spark Therapeutics, Inc., (3)	38,154

5,086	Spectrum Pharmaceuticals, Inc., (2), (3)	35,170

1,150	Stemline Therapeutics Inc., (3)	12,340

7,400	Synergy Pharmaceuticals Inc., (2), (3)	67,488

6,121	Synta Pharmaceuticals Corporation, (2), (3)	12,977

672	T2 Biosystems, Inc., (2), (3)	9,684

1,653	Tesaro Inc., (2), (3)	95,874

2,614	TG Therapeutics Inc., (3)	45,614

3,925	Threshold Pharmaceuticals, Inc., (2), (3)	16,956

138	Tobira Therapeutics Inc., (2), (3)	1,982

88	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

701	Tokai Pharmaceuticals, Inc., (2), (3)	$9,141

1,831	Trevena Inc., (3)	10,656

2,188	Trovagene, Inc., (2), (3)	17,241

2,840	Ultragenyx Pharmaceutical Inc., (3)	343,441

3,092	Vanda Pharmaceuticals, Inc., (2), (3)	37,846

2,180	Verastem Inc., (2), (3)	15,914

1,663	Versartis Inc., (2), (3)	30,100

981	Vitae Pharmaceuticals, Inc., (3)	9,918

1,241	Vital Therapies Inc., (2), (3)	20,129

298	XBiotech Inc., (2), (3)	5,558

2,103	Xencor Inc., (3)	47,086

7,014	XOMA Limited, (3)	5,124

1,219	Zafgen Inc., (2), (3)	46,285

8,483	ZIOPHARM Oncology, Inc., (2), (3)	113,333
	Total Biotechnology	9,910,867

	Building Products – 0.9%

3,028	Aaon, Inc.	67,191

2,488	Advanced Drainage Systems, Inc.	69,241

828	American Woodmark Company	54,449

2,160	Apogee Enterprises, Inc.	119,189

3,429	Builders FirstSource, Inc., (3)	51,572

2,328	Continental Building Products Inc., (3)	49,447

2,392	Gibraltar Industries Inc.	45,783

2,530	Griffon Corporation, (2)	43,617

1,416	Insteel Industries, Inc.	23,137

2,233	Masonite International Corporation, (3)	154,233

2,006	NCI Building Systems Inc., (3)	25,978

708	Nortek Inc., (3)	57,766

948	Patrick Industries, Inc., (3)	34,166

3,664	PGT, Inc., (3)	58,880

1,722	Ply Gem Holdings Inc., (3)	24,883

2,506	Quanex Building Products Corporation	50,320

3,205	Simpson Manufacturing Company Inc.	114,803

2,373	Trex Company Inc., (3)	107,663

1,554	Universal Forest Products Inc.	98,679
	Total Building Products	1,250,997

	Capital Markets – 1.4%

1,579	Arlington Asset Investment Corporation	30,159

64	Ashford Inc., (3)	3,816

Nuveen Investments	89

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

13,514	BGC Partners Inc., Class A	$133,113

1,324	Calamos Asset Management, Inc. Class A	15,901

781	CIFC Corporation	5,951

1,503	Cohen & Steers Inc.	46,458

8,240	Cowen Group, Inc, Class A, (3)	46,556

235	Diamond Hill Investment Group, Inc.	45,235

2,566	Evercore Partners Inc.	150,881

3,836	Financial Engines Inc., (2)	175,919

503	GAMCO Investors Inc.	34,536

2,193	Greenhill & Co Inc.	86,251

2,799	HFF Inc., Class A Shares, (3)	128,306

1,112	INTL FCStone Inc., (3)	32,426

2,532	Investment Technology Group	51,526

10,860	Janus Capital Group Inc., (2)	177,887

2,481	KCG Holdings Inc., Class A Shares, (3)	26,348

7,739	Ladenburg Thalmann Financial Services Inc., (2), (3)	23,527

464	Medley Management Inc., Class A Shares	4,227

1,301	Moelis & Company	38,926

1,876	OM Asset Management PLC	33,149

826	Oppenheimer Holdings Inc., Class A	18,750

1,172	Piper Jaffray Companies, (3)	52,564

946	Pzena Investments Management, Inc.	9,838

3,642	RCS Capital Corporation, (2)	21,233

1,600	Safeguard Scientifics Inc., (2), (3)	29,376

5,020	Stifel Financial Corporation, (3)	275,849

1,406	Virtu Financial, Inc., Class A Shares, (2)	33,041

507	Virtus Investment Partners Inc.	61,276

2,791	Walter Investment Management Corporation, (2)	60,844

582	Westwood Holding Group Inc.	34,967

8,371	WisdomTree Investments Inc., (2)	208,438
	Total Capital Markets	2,097,274

	Chemicals – 1.8%

2,167	A Schulman, Inc.	80,677

2,230	American Vanguard Corp.	28,589

5,195	Axiall Corporation	152,889

2,300	Balchem Corporation	130,341

3,899	Calgon Carbon Corporation	68,973

537	Chase Corporation, Common Stock	20,529

4,969	Chemtura Corporation, (3)	136,300

90	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

567	Core Molding Technologies, Inc., (3)	$10,818

5,399	Ferro Corporation	74,992

3,957	Flotek Industries Inc., (2), (3)	67,744

1,811	FutureFuel Corporation	20,718

3,730	H.B. Fuller Company	149,424

785	Hawkins Inc	28,637

1,547	Innophos Holdings, Inc.	79,640

1,792	Innospec, Inc.	77,504

4,326	Interpid Potash Inc., (3)	36,944

682	KMG Chemicals, Inc.	14,888

1,587	Koppers Holdings Inc.	32,216

2,318	Kraton Performance Polymers Inc., (3)	47,565

1,690	Kronos Worldwide Inc.	16,630

1,500	LSB Industries Inc., (3)	55,365

2,568	Minerals Technologies Inc.	166,278

5,734	Olin Corporation, (2)	131,825

2,244	OM Group Inc.	76,027

3,465	OMNOVA Solutions Inc., (3)	22,419

6,596	PolyOne Corporation	226,045

1,025	Quaker Chemical Corporation	95,017

3,007	Rayonier Advanced Materials Inc.	42,248

17,660	Rentech, Inc., (3)	13,445

3,298	Senomyx, Inc., (2), (3)	20,481

3,456	Sensient Technologies Corporation	236,356

1,426	Stepan Company	69,888

1,657	Trecora Resources, (3)	23,132

1,927	Tredegar Corporation	32,489

925	Trinseo SA, (3)	22,533

4,766	Tronox Limited, Class A	52,331

1,413	Valhi Inc.	6,288
	Total Chemicals	2,568,185

	Commercial Services & Supplies – 2.0%

4,142	ABM Industries Inc.	136,520

8,130	Acco Brands Corporation, (3)	66,503

1,602	American Ecology Corporation	73,516

3,140	ARC Document Solutions, (3)	21,697

3,534	Brady Corporation	83,120

3,597	Brinks Company	112,334

3,219	Casella Waste Systems, Inc., (3)	20,441

Nuveen Investments	91

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

1,467	CECO Environmental Corporation	$13,203

7,937	Civeo Corporation, (3)	16,985

3,693	Deluxe Corporation	237,940

2,028	Ennis Inc.	34,030

2,834	Essendant Inc.	104,348

1,479	G&K Services, Inc.	96,963

5,288	Healthcare Services Group, Inc., (2)	184,604

825	Heritage-Crystal Clean, Inc., (3)	10,601

3,291	HNI Corporation	163,201

2,829	Innerworkings, Inc., (2), (3)	21,218

4,944	Interface, Inc.	128,396

2,703	Kimball International Inc., Class B	30,598

3,610	Knoll Inc.	87,362

2,313	Matthews International Corporation	124,555

2,007	McGrath Rentcorp.	50,897

4,413	Miller (Herman) Inc.	123,740

3,389	Mobile Mini, Inc., (2)	125,834

2,167	MSA Safety Inc.	111,926

963	Multi Color Corporation	61,497

562	NL Industries Inc.	3,782

2,230	Quad Graphics Inc.	36,684

1,193	SP Plus Corporation, (3)	31,197

6,160	Steelcase Inc.	109,956

1,585	Team, Inc., (3)	68,789

4,456	Tetra Tech, Inc.	118,708

1,264	TRC Companies, (3)	12,134

1,099	UniFirst Corporation	121,791

1,586	Viad Corporation	45,471

3,860	West Corporation	111,361
	Total Commercial Services & Supplies	2,901,902

	Communications Equipment – 1.4%

3,943	ADTRAN, Inc.	65,060

1,726	Aerohive Networks Inc., (2), (3)	13,377

960	Alliance Fiber	19,267

1,146	Applied Optoelectronics Inc., (2), (3)	22,290

822	Bel Fuse, Inc., Class B	18,150

1,136	Black Box Corporation	17,790

2,680	CalAmp Corporation, (3)	45,855

3,217	Calix Inc., (3)	27,119

92	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

8,705	Ciena Corporation, (2), (3)	$221,542

885	Clearfield Inc., (2), (3)	17,417

1,189	Comtech Telecom Corporation	34,255

2,155	Digi International, Inc., (3)	21,809

1,837	EMCORE Corporation, (3)	11,371

7,484	Extreme Networks Inc., (3)	17,363

7,686	Finisar Corporation, (2), (3)	133,813

6,548	Harmonic Inc., (3)	39,353

9,588	Infinera Corporation, (3)	229,537

2,668	Interdigital Inc., (2)	144,259

4,467	IXIA, (3)	58,964

1,292	KVH Industries, Inc., (3)	15,866

2,564	Netgear, Inc., (3)	85,868

2,787	Novatel Wireless, (2), (3)	6,884

7,552	Oclaro Inc., (3)	17,370

2,896	Plantronics Inc.	168,200

9,989	Polycom Inc., (3)	113,675

5,028	Ruckus Wireless Incorporated, (3)	61,995

4,906	ShoreTel, Inc., (3)	34,784

3,812	Sonus Networks, Inc., (3)	30,763

2,305	Ubiquiti Networks Inc., (2)	74,267

3,159	ViaSat, Inc., (3)	195,858
	Total Communications Equipment	1,964,121

	Construction & Engineering – 0.7%

2,713	Aegion Corporation, (3)	53,636

1,630	Ameresco Inc., Class A Shares, (3)	11,247

1,010	Argan, Inc., (3)	39,269

2,759	Comfort Systems USA Inc.	76,259

2,521	Dycom Industries Inc., (3)	166,537

4,636	Emcor Group Inc.	221,740

2,917	Furmanite Corporation, (3)	19,019

2,911	Granite Construction Inc.	99,032

4,640	Great Lakes Dredge & Dock Corporation	23,525

1,458	HC2 Holdings, Inc., (3)	11,372

4,938	MasTec Inc., (3)	91,007

1,547	MYR Group Inc., (3)	46,472

737	Northwest Pipe Company, (3)	13,303

378	NV5 Holdings Inc., (3)	9,144

2,127	Orion Marine Group Inc., (3)	15,399

Nuveen Investments	93

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering (continued)

2,941	Primoris Services Corporation	$53,379

2,886	Tutor Perini Corporation, (3)	60,404
	Total Construction & Engineering	1,010,744

	Construction Materials – 0.1%

5,454	Headwater Inc., (3)	103,681

1,890	Summit Materials, Inc., Class A Shares, (3)	47,420

162	United States Lime & Minerals, Inc.	8,748

1,101	US Concrete, Inc., (3)	46,605
	Total Construction Materials	206,454

	Consumer Finance – 0.5%

2,032	Cash America International, Inc.	56,347

1,926	Encore Capital Group, Inc., (2), (3)	82,837

1,996	Enova International, Inc., (3)	36,088

3,988	EZCORP, Inc., (3)	28,275

2,086	First Cash Financial Services, Inc., (3)	84,838

3,395	Green Dot Corporation, Class A Shares, (3)	70,344

932	JG Wentworth Company, (3)	7,680

1,615	Nelnet Inc.	63,615

3,574	PRA Group Inc., (2), (3)	227,128

861	Regional Management Corporation, (3)	16,635

557	World Acceptance Corporation, (2), (3)	30,312
	Total Consumer Finance	704,099

	Containers & Packaging – 0.3%

294	AEP Industries, Inc., (3)	14,215

8,831	Berry Plastics Corporation, (3)	287,537

2,278	Greif Inc.	70,595

1,804	Myers Industries, Inc.	27,294
	Total Containers & Packaging	399,641

	Distributors – 0.3%

1,557	Audiovox Corporation, (3)	12,456

1,709	Core-Mark Holding Company, Inc.	108,641

1,020	Fenix Parts, Inc., (2), (3)	9,323

3,219	Pool Corporation, (2)	226,682

542	Weyco Group, Inc.	15,642
	Total Distributors	372,744

	Diversified Consumer Services – 1.1%

1,772	2U Inc., (2), (3)	56,863

1,269	American Public Education Inc., (3)	32,829

6,977	Apollo Group, Inc., (3)	89,375

94	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

985	Ascent Media Corporation, (3)	$38,445

1,225	Bridgepoint Education Inc., (3)	11,540

2,764	Bright Horizons Family Solutions Inc., (2), (3)	166,503

962	Cambium Learning Group Inc., (3)	4,521

848	Capella Education Company	43,680

5,213	Career Education Corporation, (2), (3)	16,577

1,243	Carriage Services Inc.	29,869

5,712	Chegg Inc., (2), (3)	47,467

557	Collectors Universe, Inc.	11,229

4,713	Devry Education Group Inc.	143,181

3,482	Grand Canyon Education Inc., (2), (3)	151,223

10,125	Houghton Mifflin Harcourt Company, (3)	264,566

2,498	K12, Inc., (2), (3)	32,949

295	Liberty Tax Inc., Class A Shares	7,747

6,979	LifeLock, Incorporated, (2), (3)	55,274

3,027	Regis Corporation	44,285

4,601	Sothebys Holdings Inc., (2)	192,460

949	Steiner Leisure Limited, (3)	54,757

840	Strayer Education Inc.	46,712

1,768	Universal Technical Institute Inc., (2)	11,262

2,148	Weight Watcher’s International Inc., (2)	8,592
	Total Diversified Consumer Services	1,561,906

	Diversified Financial Services – 0.3%

2,387	Gain Capital Holdings Inc.	16,661

2,761	Marketaxess	270,026

688	Marlin Business Services Corporation	10,932

1,787	Newstar Financial, Inc., (3)	20,676

890	On Deck Capital, Inc., (2), (3)	11,899

3,673	PHH Corporation, (3)	91,678

1,765	PICO Holdings, Inc., (3)	21,762

1,013	Resource America Inc.	8,185

2,215	Tiptree Financial Inc., Class A	13,046
	Total Diversified Financial Services	464,865

	Diversified Telecommunication Services – 0.7%

6,519	8X8, Inc., (3)	56,780

728	Atlantic Tele-Network, Inc.	51,499

16,215	Cincinnati Bell Inc., (3)	63,401

3,406	Cogent Communications Group, Inc.	108,277

3,909	Consolidated Communications Holdings, Inc.	77,906

Nuveen Investments	95

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

1,543	FairPoint Communications Inc., (3)	$25,645

2,622	General Communication, Inc., (3)	48,245

35,215	Globalstar, Inc., (2), (3)	72,895

822	Hawaiian Telcom Holdco Inc., (3)	20,468

1,281	IDT Corporation	21,803

4,709	inContact, Inc., (2), (3)	43,700

2,517	Inteliquent Incn	45,809

2,121	Intelsat SA, (2), (3)	20,171

6,253	Iridium Communications Inc., (2), (3)	46,397

1,459	Lumos Networks Corporation	20,368

3,454	Orbcomm, Inc., (3)	21,277

960	Pacific DataVision, Inc., (2), (3)	28,070

3,436	Premiere Global Services, Inc., (3)	37,074

691	Straight Path Communications Inc., Class B Shares, (2), (3)	16,287

12,946	Vonage Holdings Corporation, (3)	82,725

7,457	Windstream Holdings Inc., (2)	36,166
	Total Diversified Telecommunication Services	944,963

	Electric Utilities – 1.1%

3,286	ALLETE Inc	158,681

4,474	Cleco Corporation	243,520

2,988	El Paso Electric Company	108,853

3,351	Empire District Electric Company	77,106

926	Genie Energy Limited, Class B Shares	9,584

3,724	IDACORP, INC	231,298

2,689	MGE Energy, Inc.	106,699

2,828	Otter Tail Power Corporation	73,302

5,892	PNM Resources Inc.	155,431

5,850	Portland General Electric Company, (2)	210,659

4,187	UIL Holdings Corporation	200,725

1,077	Unitil Corp.	38,287
	Total Electric Utilities	1,614,145

	Electrical Equipment – 0.8%

462	Allied Motion	9,767

1,906	AZZ Inc.	98,635

1,533	Encore Wire Corporation	52,628

3,289	EnerSys	205,398

2,040	Enphase Energy Incorporated, (2), (3)	12,056

3,523	Franklin Electric Company, Inc.	101,674

17,816	Fuelcell Energy Inc., (2), (3)	14,998

96	Nuveen Investments

Shares	Description (1)	Value

	Electrical Equipment (continued)

5,115	Generac Holdings Inc., (2), (3)	$179,383

3,615	General Cable Corporation	58,997

9,115	GrafTech International Ltd., (3)	45,848

1,801	LSI Industries, Inc.	17,938

12,959	Plug Power Inc., (2), (3)	33,564

3,329	Polypore International Inc., (3)	200,139

720	Powell Industries Inc.	21,485

362	Power Solutions International Inc., (2), (3)	15,016

1,660	PowerSecure International, Inc., (3)	25,132

214	Preformed Line Products Company	7,374

2,260	Thermon Group Holdings Inc., (3)	54,534

1,273	Vicor Corporation	13,252
	Total Electrical Equipment	1,167,818

	Electronic Equipment, Instruments & Components – 2.3%

1,184	Agilysys Inc., (2)	10,028

2,107	Anixter International Inc., (2), (3)	139,504

3,417	AVX Group	46,027

1,071	Badger Meter Inc.	62,996

3,154	Belden Inc.	186,811

3,876	Benchmark Electronics Inc., (3)	85,505

3,112	Checkpoint Systems Inc., (3)	27,199

1,763	Coherent Inc., (3)	102,166

1,540	Control4 Corporation, (2), (3)	12,782

2,456	CTS Corporation	46,148

3,044	Daktronics Inc.	34,793

1,316	DTS, Inc., (3)	37,493

1,273	Electro Rent Corporation	12,794

2,724	Fabrinet, (3)	50,557

1,336	FARO Technologies, Inc., (3)	58,637

3,073	FEI Company, (2)	264,186

2,530	GSI Group, Inc., (3)	35,850

3,878	II VI Inc., (3)	65,926

2,867	Insight Enterprises Inc., (3)	77,380

5,513	InvenSense Incorporated, (2), (3)	72,220

2,843	Itron Inc., (3)	91,630

2,027	Kimball Electronics Inc., (3)	27,182

6,295	Knowles Corporation, (2), (3)	119,920

1,669	Littelfuse Inc.	153,548

2,578	Mercury Computer Systems Inc., (3)	36,324

Nuveen Investments	97

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

205	Mesa Laboratories, Inc.	$21,226

2,837	Methode Electronics, Inc.	76,117

1,103	MTS Systems Corporation, (2)	71,265

732	Multi Fineline Electronix, Inc., (3)	13,074

3,091	Newport Corporation, (3)	48,961

1,465	OSI Systems Inc., (3)	102,814

1,619	Park Electrochemical Corporation	28,592

777	PC Connection, Inc., (3)	17,242

2,486	Plexus Corporation, (3)	94,816

3,119	RealD Inc., (3)	39,143

2,174	Rofin Sinar Technologies Inc., (3)	54,220

1,405	Rogers Corporation, (3)	78,638

6,111	Sanmina-SCI Corporation, (3)	134,870

2,211	ScanSource, Inc., (3)	83,642

2,127	SYNNEX Corporation, (2)	160,865

2,710	Tech Data Corporation, (3)	158,074

4,366	TTM Technologies, Inc., (3)	39,862

2,974	Universal Display Corporation, (3)	141,890

10,017	Vishay Intertechnology Inc.	114,995

987	Vishay Precision Group Inc., (3)	13,779
	Total Electronic Equipment, Instruments & Components	3,351,691

	Energy Equipment & Services – 1.1%

4,782	Atwood Oceanics Inc., (2)	99,466

3,154	Basic Energy Services, Inc., (3)	19,050

2,577	Bristow Group Inc.	116,094

4,172	C&J Energy Services Inc., (3)	40,260

1,451	Carbo Ceramics Inc., (2)	47,665

1,577	ERA Group Incorporated, (3)	26,699

5,134	Exterran Holdings, Inc.	127,272

4,731	Fairmount Santrol Holdings Inc., (2), (3)	28,291

4,388	Forum Energy Technologies Incorporated, (3)	67,049

1,018	Geospace Technologies Corporation, (3)	17,754

2,089	Gulfmark Offshore Inc., (2)	19,678

7,833	Helix Energy Solutions Group, (3)	65,562

2,367	Hornbeck Offshore Services Inc., (2), (3)	43,079

1,225	Independence Contract Drilling Inc., (3)	8,992

10,021	ION Geophysical Corporation, (3)	7,916

10,187	Key Energy Services Inc., (3)	9,271

2,049	Matrix Service Company, (3)	39,710

98	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

17,648	McDermott International Inc., (2), (3)	$77,651

967	Natural Gas Services Group, (3)	19,456

6,221	Newpark Resources Inc., (3)	44,978

1,467	Nordic American Offshore Limited, (2)	10,460

5,543	North Atlantic Drilling Limited, (2)	5,213

3,816	Oil States International Inc., (3)	114,900

9,394	Parker Drilling Company, (3)	23,861

1,048	PHI Inc Non-Voting, (3)	29,061

4,866	Pioneer Energy Services Corporation, (3)	17,810

928	RigNet, Inc., (3)	24,063

1,349	SeaCor Smit Inc., (2), (3)	85,216

4,157	Seventy Seven Energy Inc., (3)	12,970

2,517	Tesco Corporation	24,163

6,121	TETRA Technologies, (3)	29,136

3,478	Tidewater Inc., (2)	67,925

3,727	Unit Corporation, (3)	73,534

3,950	US Silica Holdings Inc., (2)	88,954
	Total Energy Equipment & Services	1,533,159

	Food & Staples Retailing – 0.8%

2,100	Andersons, Inc.	78,330

2,874	Casey’s General Stores, Inc.	293,766

1,489	Fairway Group Holdings Inc., (2), (3)	4,467

3,188	Fresh Market Inc., (2), (3)	97,234

986	Ingles Markets, Inc.	45,632

693	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	18,531

1,451	PriceSmart, Inc., (2)	140,616

1,795	Smart & Final Stores, Inc., (3)	31,233

2,782	SpartanNash Co	89,608

19,362	SUPERVALU INC.	178,518

1,378	The Chef’s Warehouse Inc., (2), (3)	23,702

3,703	United Natural Foods Inc., (3)	168,598

527	Village Super Market, Inc.	15,114

854	Weis Markets Inc.	36,013
	Total Food & Staples Retailing	1,221,362

	Food Products – 1.4%

226	Alico Inc.	10,129

4,161	B&G Foods Inc.	122,874

4,044	Boulder Brands Inc., (2), (3)	33,687

1,019	Calavo Growers, Inc.	55,546

Nuveen Investments	99

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products (continued)

2,296	Cal-Maine Foods, Inc., (2)	$124,351

12,220	Darling International Inc., (2), (3)	157,027

6,978	Dean Foods Company	124,208

1,949	Diamond Foods Inc.	62,972

503	Farmer Brothers Company, (2)	11,901

2,464	Fresh Del Monte Produce Inc.	97,377

1,536	Freshpet, Inc., (2), (3)	25,375

1,171	Inventure Group, (3)	11,511

1,102	J&K Snack Foods Corporation	130,433

641	John B Sanfillippo & Son, Inc.	33,326

1,370	Lancaster Colony Corporation	127,698

2,076	Landec Corporation, (3)	27,715

384	Lifeway Foods, Inc.	5,652

834	Limoneira Company	17,172

1,659	Omega Protein Corporation, (3)	23,591

4,047	Post Holdings Inc., (2), (3)	217,486

1,657	Sanderson Farms Inc., (2)	119,321

19	Seaboard Corproation	66,025

633	Seneca Foods Corporation, (3)	18,477

3,693	Snyders Lance Inc.	120,096

1,378	Tootsie Roll Industries Inc.	44,744

3,172	Treehouse Foods Inc., (2), (3)	259,977
	Total Food Products	2,048,671

	Gas Utilities – 1.0%

1,129	Chesapeake Utilities Corporation, (2)	58,053

2,783	Laclede Group Inc.	150,588

6,330	New Jersey Resources Corporation	182,937

2,083	Northwest Natural Gas Company, (2)	90,173

3,890	One Gas Inc.	175,167

5,827	Piedmont Natural Gas Company, (2)	221,484

5,114	South Jersey Industries Inc.	123,963

3,464	Southwest Gas Corporation	195,162

3,678	WGL Holdings Inc.	205,600
	Total Gas Utilities	1,403,127

	Health Care Equipment & Supplies – 3.5%

1,667	Abaxis, Inc.	83,450

3,097	Abiomed, Inc., (3)	239,894

5,954	Accuray, Inc., (2), (3)	37,987

918	Analogic Corporation	73,945

100	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,917	AngioDynamics, Inc., (3)	$29,714

1,118	Anika Therapeutics, Inc., (3)	42,372

9,053	Antares Pharma Inc., (2), (3)	19,102

2,126	AtriCure, Inc., (3)	59,082

106	ATRION Corporation	42,813

2,541	Cantel Medical Corporation	139,450

2,346	Cardiovascular Systems, Inc., (3)	70,005

6,943	Cerus Corporation, (3)	37,700

2,042	Conmed Corporation	115,822

1,664	Corindus Vascular Robotics, Inc., (3)	6,040

1,885	CryoLife Inc.	20,641

1,072	Cutera, Inc., (3)	16,273

1,925	Cyberonics, (3)	118,195

1,597	Cynosure, Inc., (3)	61,964

4,964	Endologix, Inc., (2), (3)	70,787

409	Entellus Medical, Inc., (3)	9,203

757	Exactech, Inc., (3)	15,125

3,228	Genmark Diagnostics Inc., (2), (3)	27,438

5,101	Globus Medical Inc, Class A, (3)	143,134

1,930	Greatbatch, Inc., (3)	105,243

3,823	Haemonetics Corporation, (3)	152,958

3,441	Halyard Health Inc., (3)	140,186

1,277	Heartware International Inc., (2), (3)	115,837

1,001	ICU Medical, Inc., (3)	100,020

1,163	Inogen Inc., (3)	51,707

4,198	Insulet Corporation, (3)	142,270

1,937	Integra Lifesciences Holdings Corporation, (2), (3)	124,220

2,494	Invacare Corporation	42,523

1,965	InVivo Therapeutics Holdings Corporation, (2), (3)	28,591

208	iRadimed Corporation, (3)	5,158

1,302	K2M Group Holdings Inc., (3)	29,790

1,717	LDR Holding Corporation, (3)	78,055

879	LeMaitre Vascular, Inc.	12,517

3,234	Masimo Corporation, (3)	134,793

3,086	Meridian Bioscience, Inc., (2)	55,826

3,333	Merit Medical Systems, Inc., (3)	85,191

2,493	Natus Medical, Inc., (3)	112,584

2,740	Neogen Corporation, (2), (3)	159,441

1,121	Nevro Corporation, (3)	56,913

Nuveen Investments	101

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

3,615	NuVasive, Inc., (3)	$198,861

4,764	Nxstage Medical, Inc., (3)	68,030

4,331	OraSure Technologies, Inc., (3)	21,395

1,429	Orthofix International NV, (3)	47,671

1,290	Oxford Immunotec Global PLC, (3)	17,093

2,210	Quidel Corporation, (3)	45,769

3,634	Rockwell Medical Technologies, Inc., (2), (3)	50,149

4,243	RTI Biologics Inc., (3)	30,889

645	SeaSpine Holdings Corporation, (3)	10,114

875	Second Sight Medical Products, Inc., (2), (3)	12,346

445	Sientra, Inc., (3)	10,346

3,224	Spectranetics Corporation, (3)	55,130

2,977	STAAR Surgical Company, (2), (3)	26,108

4,417	Steris Corporation, (2)	305,347

962	Surmodics Inc., (3)	22,597

1,306	Tandem Diabetes Care Inc., (3)	16,390

4,008	Thoratec Corporation, (3)	253,666

2,758	Tornier N.V, (3)	68,647

3,302	TransEnterix Inc., (3)	10,798

8,565	Unilife Corporation, (2), (3)	15,074

275	Utah Medical Products, Inc.	15,034

1,329	Vascular Solutions, Inc., (3)	49,479

997	Veracyte Inc., (3)	11,565

5,321	West Pharmaceutical Services Inc.	318,568

3,871	Wright Medical Group, Inc., (3)	100,027

2,383	Zeltiq Aesthetics Inc, (3)	81,856
	Total Health Care Equipment & Supplies	5,076,908

	Health Care Providers & Services – 2.7%

588	AAC Holdings, Inc., (2), (3)	22,350

2,154	Aceto Corporation	50,468

456	Addus HomeCare Corporation, (3)	12,376

437	Adeptus Health Inc., Class A Shares, (2), (3)	48,022

2,905	Air Methods Corporation, (3)	114,428

416	Alliance Imaging Inc., (3)	6,223

531	Almost Family, Inc., (3)	23,237

2,118	Amedisys, Inc., (2), (3)	92,408

3,518	AMN Healthcare Services Inc., (3)	103,535

3,580	AmSurg Corporation, (3)	256,829

1,824	Bio-Reference Laboratories, Inc., (3)	80,931

102	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

5,306	Bioscrip, Inc., (2), (3)	$13,318

2,047	BioTelemetry Inc., (3)	25,035

2,250	Capital Senior Living Corporation, (3)	50,152

1,264	Chemed Corporation, (2)	187,653

906	Civitas Solutions Inc., (3)	20,376

637	Corvel Corporation, (3)	20,358

2,413	Cross Country Healthcare, Inc., (3)	29,125

2,675	Diplomat Pharmacy, Inc., (3)	123,532

1,883	Ensign Group Inc.	96,259

3,058	ExamWorks Group Inc., (2), (3)	107,275

3,338	Five Star Quality Care Inc., (3)	15,088

2,712	Genesis Healthcare Inc., (2), (3)	16,570

2,731	Hanger Orthopedic Group Inc., (3)	59,099

2,682	HealthEquity, Inc., (3)	90,276

6,768	HealthSouth Corporation	309,298

2,296	Healthways Inc., (3)	29,067

1,286	IPC The Hospitalist Company, Inc., (3)	71,309

6,173	Kindred Healthcare Inc.	127,349

740	Landauer Inc., (2)	26,255

958	LHC Group, Inc., (3)	38,598

2,022	Magellan Health Services, Inc., (3)	122,513

2,903	Molina Healthcare Inc., (3)	218,973

799	National Healthcare Corporation	50,497

817	National Research Corporation	12,092

2,364	Nobilis Health Corporation, (2), (3)	13,924

4,668	Owens and Minor Inc.	164,127

2,248	Pharmerica Corporation, (3)	76,814

1,012	Providence Service Corporation, (3)	47,625

2,536	RadNet, Inc., (3)	16,966

7,767	Select Medical Corporation	112,078

1,591	Surgical Care Affiliates Inc., (3)	60,490

5,327	Team Health Holdings Inc., (3)	359,093

1,787	Triple-S Management Corporation, Class B Shares, (3)	38,563

1,208	Trupanion Inc., (3)	9,326

3,201	Universal American Corporation, (3)	29,673

947	US Physical Therapy, Inc.	50,058

3,258	Wellcare Health Plans Inc., (3)	263,246
	Total Health Care Providers & Services	3,912,857

Nuveen Investments	103

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – 0.5%

2,495	Castlight Health Inc., Class B, (2), (3)	$17,914

866	Computer Programs and Systems, Inc., (2)	40,503

513	Connecture, Inc., (2), (3)	4,838

1,868	Healthstream, Inc., (3)	52,416

6,548	HMS Holdings Corporation, (3)	75,433

477	Imprivata Inc., (3)	7,250

4,465	MedAssets Inc., (3)	104,034

4,089	Medidata Solutions, Inc., (3)	219,988

5,441	Merge Healthcare Incorporated, (3)	29,871

2,681	Omnicell, Inc., (3)	97,910

757	Press Ganey Holdings, Inc., (3)	23,702

3,865	Quality Systems Inc.	49,279

1,757	Vocera Communications Incorporated, (3)	21,787
	Total Health Care Technology	744,925

	Hotels, Restaurants & Leisure – 3.3%

7,492	Belmond Limited, Class A, (3)	90,728

2	Biglari Holdings Inc., (3)	870

1,588	BJ’s Restaurants, Inc., (3)	81,877

9,169	Bloomin Brands	213,546

1,749	Bob Evans Farms, (2)	87,310

613	Bojangles’, Inc., (3)	15,319

6,013	Boyd Gaming Corporation, (3)	102,762

1,125	Bravo Brio Restaurant Group, (3)	14,614

1,405	Buffalo Wild Wings, Inc., (2), (3)	274,790

3,544	Caesars Acquisition Compnay, Class A, (3)	23,071

3,977	Caesar’s Entertainment Corporation, (2), (3)	20,720

2,731	Carrols Restaurant Group, Inc., (3)	30,096

1,419	CBRL Group Inc., (2)	215,532

3,619	Cheesecake Factory Inc., (2)	208,961

995	Churchill Downs Inc.	134,385

1,274	Chuy’s Holdings Inc., (3)	36,194

3,249	ClubCorp Holdings Inc.	75,767

1,685	Dave & Buster’s Entertainment Inc., (3)	65,378

1,832	Del Friscos Restaurant Group, (3)	29,220

6,239	Denny’s Corporation, (3)	73,371

3,080	Diamond Resorts International Inc., (3)	96,527

1,255	DineEquity Inc., (2)	130,533

995	El Pollo Loco Holdings, Inc., (2), (3)	18,696

2,085	Eldorado Resorts Inc., (3)	17,618

104	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

1,216	Empire Resorts, Inc., (2), (3)	$6,068

1,984	Fiesta Restaurant Group, (3)	115,330

851	Habit Restaurants Inc., Class A Shares, (2), (3)	25,283

2,895	Interval Leisure Group Inc.	61,721

2,065	Intl Speedway Corporation	70,768

1,042	Intrawest Resorts Holdings Inc., (3)	10,389

1,635	Isle of Capri Casinos, (3)	29,822

2,765	Jack in the Box Inc., Term Loan	262,675

1,026	Jamba, Inc., (2), (3)	16,714

625	Kona Grill, Inc., (3)	11,900

4,797	Krispy Kreme Doughnuts Inc., (3)	89,416

6,925	La Quinta Holdings Inc., (3)	146,949

1,543	Marcus Corporation	32,341

1,912	Marriott Vacations World	159,843

715	Monarch Casino & Resort, Inc., (3)	13,306

2,220	Morgans Hotel Group Company, (3)	13,320

839	Noodles & Company, (2), (3)	12,988

2,141	Papa John’s International, Inc., (2)	161,774

672	Papa Murphy’s Holdings Inc., (3)	12,970

5,904	Penn National Gaming, Inc., (3)	112,648

4,477	Pinnacle Entertainment Inc., (3)	172,365

1,713	Popeye’s Louisiana Kitchen Inc., (3)	103,945

1,158	Potbelly Corporation, (2), (3)	15,795

1,045	Red Robin Gourmet Burgers, Inc., (3)	95,774

4,765	Ruby Tuesday, Inc., (3)	34,975

2,583	Ruth’s Chris Steak House, Inc.	45,280

3,714	Scientific Games Corporation, (2), (3)	56,081

5,056	Seaworld Entertainment	87,671

444	Shake Shack Inc., Class A Shares, (2), (3)	30,214

3,846	Sonic Corporation	114,303

969	Speedway Motorsports Inc.	20,301

4,826	Texas Roadhouse, Inc.	190,096

2,688	Vail Resorts, Inc.	294,847

1,428	Zoe’s Kitchen Inc., (2), (3)	64,046
	Total Hotels, Restaurants & Leisure	4,749,803

	Household Durables – 1.2%

796	Bassett Furniture, Inc.	26,101

2,090	Beazer Homes USA, Inc., (2), (3)	40,086

656	Cavco Industries, Inc., (3)	47,940

Nuveen Investments	105

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

1,125	Century Communities, Inc., (3)	$22,725

706	CSS Industries Inc.	20,043

1,957	Ethan Allen Interiors Inc., (2)	59,082

380	Flexsteel Industries, Inc.	15,170

1,598	Green Brick Partners, Inc., (3)	19,272

2,108	Helen of Troy Limited, (3)	185,040

800	Hooker Furniture Corporation	19,960

9,055	Hovnanian Enterprises Inc., (2), (3)	18,291

1,471	Installed Building Products Inc., (3)	39,967

2,199	Irobot Corporation, (3)	67,707

6,037	KB Home, (2)	96,471

3,787	La Z Boy Inc.	96,190

1,108	LGI Homes Inc., (2), (3)	21,650

1,665	Libbey Inc.	61,955

809	Lifetime Brands, Inc.	11,763

1,897	M/I Homes, Inc., (3)	47,577

3,029	MDC Holdings Inc., (2)	90,446

2,933	Meritage Corporation, (3)	132,278

307	Nacco Industries Inc.	15,586

650	New Home Company Inc., (3)	11,031

3,461	Ryland Group Inc., (2)	157,372

1,502	Skullcandy Inc., (3)	10,980

10,820	Standard Pacific Corporation, (2), (3)	97,272

2,404	Taylor Morrison, (3)	46,277

11,366	Tri Pointe Homes, Incorporated, (3)	168,217

1,173	Univeral Electronics Inc., (3)	60,808

909	WCI Communities Inc., (3)	22,943

1,360	William Lyon Homes Inc, Class A Shares, (3)	32,450

2,184	Zagg Inc., (3)	16,970
	Total Household Durables	1,779,620

	Household Products – 0.2%

3,128	Central Garden & Pet Company, (3)	31,530

5,816	HRG Group, Inc., (3)	82,878

402	Oil Dri Corporation	10,557

463	Orchids Paper Products Company	11,686

1,077	WD 40 Company	96,531
	Total Household Products	233,182

	Independent Power & Renewable Electricity Producers – 0.6%

3,628	Abengoa Yield PLC, (2)	92,079

106	Nuveen Investments

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

9,360	Atlantic Power Corporation, (2)	$23,306

9,530	Dynegy Inc., (3)	248,256

2,552	NRG Yield Inc., Class A Shares, (2)	50,300

4,641	NRG Yield, Inc., Class C Shares, (2)	89,525

2,546	Ormat Technologies Inc., (2)	103,571

4,120	Pattern Energy Group Inc.	100,652

6,171	Talen Energy Corporation, (3)	97,070

1,594	Vivint Solar Inc., (2), (3)	24,324
	Total Independent Power & Renewable Electricity Producers	829,083

	Industrial Conglomerates – 0.0%

2,825	Raven Industries, Inc.	54,890

	Insurance – 2.4%

3,328	Ambac Financial Group, Inc., (3)	53,381

5,765	American Equity Investment Life Holding Company, (2)	170,298

1,448	Amerisafe, Inc.	72,472

2,066	Argo Group International Holdings Inc.	116,481

767	Atlas Financial Holdings Inc., (3)	14,159

770	Baldwin & Lyons, Class B	17,956

3,620	Citizens Inc., (2), (3)	24,507

14,567	CNO Financial Group Inc., (2)	259,875

2,188	Crawford & Co	15,141

618	Donegal Group, Inc., B	9,190

1,378	eHealth, Inc., (2), (3)	22,420

564	EMC Insurance Group Inc.	13,604

2,434	Employers Holdings, Inc.	58,416

662	Enstar Group, Limited, (3)	105,913

740	FBL Financial Group Inc.	42,187

1,071	Federated National Holding Company	25,265

872	Fidelity & Guaranty Life	22,698

8,018	First American Corporation	325,370

5,918	FNFV Group, (3)	86,166

634	Global Indemnity PLC, (3)	17,530

2,198	Greenlight Capital Re, Ltd, (2), (3)	61,148

1,184	Hallmark Financial Services, Inc., (3)	12,645

635	HCI Group Inc.	28,499

1,826	Heritage Insurance Holdings, Inc., (3)	45,139

3,159	Horace Mann Educators Corporation	111,323

657	Independence Holding Company	8,594

893	Infinity Property and Casualty Corporation	69,216

Nuveen Investments	107

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

814	James River Group Holdings, Limited	$22,344

329	Kansas City Life Insurance Company	15,493

3,216	Kemper Corporation	124,524

3,878	Maiden Holdings, Ltd	64,142

11,547	MBIA Inc., (3)	68,705

2,676	Montpelier Re Holdings Limited, (3)	114,131

2,752	National General Holdings Corporation	62,993

554	National Interstate Corporation	13,994

173	National Western Life Insurance Company	41,691

812	Navigators Group, Inc., (3)	63,482

1,758	OneBeacon Insurance Group Limited, Class A	25,491

616	Patriot National Inc., (3)	11,458

3,799	Primerica Inc.	171,829

3,195	RLI Corporation, (2)	176,460

1,006	Safety Insurance Group, Inc.	58,338

4,213	Selective Insurance Group Inc.	129,803

1,245	State Auto Financial Corporation	30,129

2,026	State National Companies Inc., (2)	22,002

1,666	Stewart Information Services Corporation	68,506

5,555	Symetra Financial Corporation	139,097

6,242	Third Point Reinsurance Limited, (2), (3)	92,756

1,600	United Fire Group Inc.	55,296

1,290	United Insurance Holdings Corporation	20,717

2,417	Universal Insurance Holdings Inc.	66,274
	Total Insurance	3,469,248

	Internet & Catalog Retail – 0.7%

1,928	1-800-Flowers, (3)	19,184

878	Blue Nile Inc., (3)	27,850

1,478	Etsy, Inc., (2), (3)	30,802

3,273	EVINE Live Inc., (3)	7,168

1,350	FTD Companies Inc., (3)	39,326

2,405	Hosting Site Network, Inc.	176,792

1,278	Lands’ End Inc, (2), (3)	30,135

5,531	Liberty TripAdvisor Holdings Inc., (3)	162,003

2,139	Nutri System Inc.	64,277

8,264	Orbitz Worldwide Inc., (3)	93,218

932	Overstock.com, Inc., (3)	19,721

1,565	PetMed Express, Inc., (2)	26,370

2,780	Shutterfly, Inc., (2), (3)	120,235

108	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail (continued)

7,807	Travelport Worldwide Limited, (2)	$99,539

1,483	Wayfair Inc., Class A Shares, (2), (3)	55,331

4,852	Zulily Inc, Class A Shares, (2), (3)	64,095
	Total Internet & Catalog Retail	1,036,046

	Internet Software & Services – 2.5%

3,168	Actua Corporation, (3)	46,665

1,306	Amber Road Inc., (3)	7,705

3,382	Angie’s List, (2), (3)	16,910

4,936	Bankrate Inc., (2), (3)	45,016

3,876	Bazaarvoice Inc., (2), (3)	21,861

583	BenefitFocus Inc., (2), (3)	21,711

3,026	Blucora Inc., (3)	42,878

965	Box, Inc., Class A Shares, (2), (3)	15,758

2,344	Brightcove Inc., (3)	12,822

1,428	Carbonite Inc., (3)	17,050

1,417	CareCom Inc., (2), (3)	8,502

1,605	ChannelAdvisor Corporation, (3)	16,194

2,427	Cimpress NV, (3)	156,614

2,546	ComScore Inc., (3)	148,941

2,435	Constant Contact Inc., (3)	62,920

3,990	Cornerstone OnDemand Inc., (3)	143,879

4,515	Coupons.com Inc., (2), (3)	43,931

1,729	Cvent Inc., (2), (3)	46,545

4,053	DealerTrack Technologies Inc., (3)	251,570

2,470	Demandware Incorporated, (2), (3)	186,633

3,005	DHI Group Inc., (3)	23,950

7,938	Earthlink Holdings Corporation	58,265

4,335	Endurance International Group Holdings Inc., (2), (3)	87,610

2,641	Envestnet Inc., (3)	119,611

1,596	Everyday Health Inc., (3)	18,945

1,754	Five9, Inc., (3)	8,261

4,155	Gogo Inc., (2), (3)	75,746

5,561	GrubHub Inc., (3)	176,339

1,809	GTT Communications Inc., (3)	42,023

555	Hortonworks Inc., (2), (3)	13,464

4,213	Internap Network Services Corporation, (3)	38,802

3,046	Intralinks Holdings INc., (3)	34,603

3,566	J2 Global Inc.	251,046

4,452	Limelight Networks Inc., (3)	16,784

Nuveen Investments	109

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

1,905	Liquidity Services, Inc., (3)	$17,107

4,204	Liveperson, Inc., (3)	40,400

1,822	LogMeIn Inc., (3)	134,063

2,650	Marchex, Inc.	12,190

2,042	Marin Software Inc., (3)	11,415

2,573	Marketo Inc., (2), (3)	78,245

506	MaxPoint Interactive, Inc., (3)	4,488

8,833	Millennial Media Incorporated, (3)	15,193

7,058	Monster Worldwide Inc., (3)	49,759

444	New Relic, Inc., (3)	15,451

4,848	NIC, Incorporated	87,458

1,933	OPOWER Inc., (2), (3)	19,427

1,440	Q2 Holdings Inc., (3)	39,154

2,613	QuinStreet, Inc., (3)	15,208

1,780	RealNetworks Inc., (3)	8,330

600	Reis, Inc.	14,676

2,841	RetailMeNot Inc., (3)	43,041

1,952	Rocket Fuel Inc., (2), (3)	14,874

2,127	SciQuest Inc., (3)	25,290

1,452	Shutterstock Incorporated, (2), (3)	77,580

1,257	SPS Commerce Inc., (3)	90,693

1,055	Stamps.com Inc., (3)	72,373

1,286	TechTarget Inc., (3)	11,137

1,445	Textura Corporation, (2), (3)	41,905

572	Travelzoo Inc., (3)	5,114

3,619	TrueCar Inc., (2), (3)	23,596

1,086	United Online, Inc.	15,095

3,242	Web.com, Inc., (3)	80,693

2,796	WebMD Health Corporation, Class A, (2), (3)	121,850

1,384	Wix.com Limited, (3)	38,752

2,088	XO Group, Incorporated, (3)	30,965

2,397	Xoom Corporation, (3)	59,565
	Total Internet Software & Services	3,594,641

	IT Services – 2.2%

1,464	6D Global Technologies Inc., (2), (3)	6,588

5,782	Acxiom Corporation, (3)	103,556

4,015	Blackhawk Network Holdings Inc., (3)	184,409

1,823	CACI International Inc., (3)	149,723

3,319	Cardtronics Inc., (2), (3)	123,035

110	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

858	Cass Information Systems, Inc.	$45,131

6,217	Ciber, Inc., (3)	20,578

7,309	Convergys Corporation, (2)	183,529

2,422	CSG Systems International Inc.	75,324

1,527	Datalink Corporation, (3)	10,353

3,618	EPAM Systems Inc., (3)	268,130

3,837	Euronet Worldwide, Inc., (3)	262,834

5,107	Everi Holdings Inc., (3)	25,790

4,865	Evertec Inc.	91,559

2,535	Exlservice Holdings, Inc., (3)	98,282

743	Forrester Research, Inc.	23,241

1,771	Hackett Group, Inc.	22,669

2,707	Heartland Payment Systems Inc., (2)	168,646

4,853	Lionbridge Technologies, Inc., (3)	28,536

1,357	Luxoft Holding Inc., (3)	85,165

1,858	ManTech International Corporation, Class A	55,387

4,873	Maximus Inc.	332,387

2,867	ModusLink Global Solutions Inc., (3)	9,318

2,263	Moneygram International Inc., (3)	23,083

4,095	NeuStar, Inc., (2), (3)	126,413

2,681	Perficient, Inc., (3)	43,513

892	PFSweb, Inc., (3)	11,257

3,259	Science Applications International Corporation	174,943

4,356	ServiceSource International Inc., (3)	23,087

3,055	Sykes Enterprises Inc., (3)	74,481

2,321	Syntel Inc., (2)	101,404

1,202	TeleTech Holdings, Inc.	32,610

3,693	Unisys Corporation, (3)	58,608

2,017	Virtusa Corporation, (3)	96,695
	Total IT Services	3,140,264

	Leisure Products – 0.3%

1,001	Arctic Cat, Inc.	28,639

1,752	Black Diamond Group Inc., (3)	16,635

5,924	Callaway Golf Company	54,264

799	Escalade, Inc.	13,791

1,447	JAKKS Pacific Inc., (2)	14,253

413	Johnson Outdoors, Inc.	8,714

1,320	Malibu Boats Inc., Class A, (3)	25,489

877	Marine Products Corporation	5,464

Nuveen Investments	111

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Leisure Products (continued)

2,419	Nautilus Group, Inc., (3)	$51,113

3,354	Performance Sports Group Limited, (2), (3)	55,073

3,977	Smith & Wesson Holding Corporation, (2), (3)	64,507

1,382	Sturm, Ruger, & Company	82,948
	Total Leisure Products	420,890

	Life Sciences Tools & Services – 0.6%

1,591	Accelerate Diagnostics Inc., (2), (3)	44,357

5,719	Affymetrix, Inc., (2), (3)	62,680

1,827	Albany Molecular Research Inc., (2), (3)	38,623

2,316	Cambrex Corporation, (3)	114,063

2,177	Fluidigm Corporation, (2), (3)	43,605

2,475	Harvard Bioscience, Inc., (3)	12,103

959	INC Research Holdings Inc., Class A Shares, (3)	47,979

2,909	Luminex Corporation, (3)	50,122

810	NanoString Technologies, Inc., (3)	12,401

3,960	NeoGenomics Inc., (3)	24,196

4,710	Pacific Biosciences of California Inc., (3)	26,800

4,080	Parexel International Corporation, (2), (3)	281,357

1,512	PRA Health Sciences, Inc., (3)	63,489

9,028	Sequenom, Inc., (2), (3)	25,459
	Total Life Sciences Tools & Services	847,234

	Machinery – 2.5%

2,985	Accuride Corporation, (3)	12,149

4,406	Actuant Corporation	101,602

553	Alamo Group Inc.	29,055

2,184	Albany International Corporation, Class A, (2)	81,288

1,953	Altra Industrial Motion, Inc., (2)	49,606

733	American Railcar Industries, (2)	29,283

1,402	Astec Industries Inc.	55,113

4,053	Barnes Group Inc.	157,783

3,597	Blount International Inc., (3)	30,071

3,299	Briggs & Stratton Corporation	60,966

2,259	Chart Industries, Inc., (2), (3)	61,671

1,269	CIRCOR International Inc.	60,696

3,710	CLARCOR, Inc., (2)	223,231

1,625	Columbus McKinnon Corporation NY	38,122

1,998	Commercial Vehicle Group Inc., (3)	11,808

1,728	Douglas Dynamics Inc.	35,459

1,689	EnPro Industries Inc.	85,598

112	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

1,930	ESCO Technologies Inc.	$73,475

769	ExOne Company, (2), (3)	7,436

4,625	Federal Signal Corporation	69,190

936	Freightcar America Inc.	18,027

1,654	Global Brass & Copper Holdings Inc.	27,870

1,410	Gorman-Rupp Company	36,152

782	Graham Corporation	14,764

1,952	Greenbrier Companies Inc.	89,304

5,924	Harsco Corporation	81,396

4,655	Hillenbrand Inc.	132,016

538	Hurco Companies, Inc.	16,839

701	Hyster-Yale Materials Handling Inc.	47,437

2,162	John Bean Technologies Corporation	78,805

866	Kadant Inc.	39,481

769	LB Foster Company	22,570

874	Lindsay Manufacturing Company, (2)	73,302

1,320	Lydall Inc., (3)	39,217

7,222	Meritor Inc., (3)	101,686

936	Midwest Air Group Inc.	16,389

4,214	Mueller Industries Inc.	136,407

11,900	Mueller Water Products Inc.	106,267

3,774	Navistar International Corporation, (3)	66,196

1,983	NN, Incorporated	45,272

230	OmegaFlex, Inc., (3)	7,464

1,723	Proto Labs Incorporated, (2), (3)	129,862

1,731	RBC Bearings Inc., (2), (3)	117,275

7,531	Rexnord Corporation, (3)	159,657

945	Standex International Corporation	70,724

1,680	Sun Hydraulics Corporation	59,506

1,361	Tennant Company	81,401

3,416	Titan International Inc., (2)	31,905

3,350	TriMas Corporation, (3)	78,725

640	Twin Disc, Inc.	10,304

5,023	Wabash National Corporation, (3)	69,016

2,083	Watts Water Technologies, Inc., (2)	115,523

4,831	Woodward Governor Company	238,458

846	Xerium Technologies, (3)	14,357
	Total Machinery	3,647,176

Nuveen Investments	113

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Marine – 0.2%

1,643	Eagle Bulk Shipping Inc., (3)	$14,196

5,375	Golden Ocean Group Limited, (3)	20,909

3,214	Matson Incorporated	133,124

6,401	Navios Maritime Holdings Inc., (2)	23,684

3,139	Safe Bulkers Inc., (2)	10,798

23,182	Scorpio Bulkers Inc., (2), (3)	41,959

1,781	Ultrapetrol Limited, (3)	1,397
	Total Marine	246,067

	Media – 1.5%

1,632	AMC Entertainment Holdings Inc.	52,632

1,877	Carmike Cinemas, Inc., (3)	47,019

5,684	Central European Media Enterprises Limited, (2), (3)	13,642

2,888	Crown Media Holdings, Inc., (3)	12,909

10,548	Cumulus Media, Inc., (2), (3)	17,404

77	Daily Journal Corporation, (3)	15,770

5,618	Dreamworks Animation SKG Inc., (2), (3)	135,450

4,322	E.W. Scripps Company, Class A	94,954

1,993	Entercom Communications Corporation, (3)	20,986

4,596	Entravision Communications Corporation	35,251

2,092	Eros International PLC, (3)	74,852

3,428	Global Eagle Acquisition Corporation, (3)	42,576

4,746	Gray Television Inc.	80,160

3,818	Harte-Hanks Inc.	17,906

648	Hemisphere Media Group Inc., (3)	8,975

4,467	Imax Corporation, (2), (3)	167,110

1,321	Journal Media Group Inc.	10,687

969	Loral Space & Communications, Inc., (3)	61,386

2,421	Martha Stewart Living Omnimedia Inc., (3)	14,695

3,309	MDC Partners, Inc., (2)	58,338

7,088	Media General Inc.	112,487

2,718	Meredith Corporation	130,247

4,547	National CineMedia, Inc.	70,479

3,432	New Media Investment Group Inc.	58,378

10,171	New York Times, Class A	134,461

2,315	Nexstar Broadcasting Group, Inc.	132,788

1,341	Reading International Inc., A, (3)	15,797

939	Rentrak Corporation, (2), (3)	64,293

291	Saga Comunications Inc Class A Shares	11,786

1,973	Scholastic Corporation	85,017

114	Nuveen Investments

Shares		Description (1)	Value

		Media (continued)

3,426		SFX Entertainment Inc., (2), (3)	$10,895

4,900		Sinclair Broadcast Group, Series A	142,198

1,774		Sizmek Inc., (3)	13,766

717		T2 Biosystems, Inc., (3)	9,321

8,100		Time Inc.	180,792

1,945		Tribune Publishing Company	28,961

2,307		World Wrestling Entertainment Inc., (2)	45,148
		Total Media	2,229,516

		Metals & Mining – 0.8%

—	(12)	Alcoa Inc.	2

13,151		AK Steel Holding Corporation, (2)	38,795

3,729		Carpenter Technology Inc.	139,987

3,645		Century Aluminum Company, (3)	33,971

11,338		Cliffs Natural Resources Inc., (2)	28,572

10,056		Coeur d’Alene Mines Corporation, (2), (3)	35,498

8,560		Commercial Metals Company	131,910

4,806		Globe Specialty Metals Inc.	74,205

194		Handy & Harman Limited, (3)	5,742

961		Haynes International Inc.	40,910

27,393		Hecla Mining Company, (2)	57,525

4,327		Horsehead Holding Corp., (2), (3)	35,828

1,269		Kaiser Aluminum Corporation, (2)	107,167

1,491		Materion Corporation	45,625

755		Olympic Steel Inc.	9,151

1,810		Real Industry, Inc., (3)	20,652

885		Ryerson Holding Corporation, (3)	5,991

2,041		Schnitzer Steel Industries, Inc.	32,064

8,926		Stillwater Mining Company, (3)	84,976

4,825		SunCoke Energy Inc.	59,299

2,952		TimkenSteel Corporation	54,996

3,551		Worthington Industries, Inc.	96,090
		Total Metals & Mining	1,138,956

		Multiline Retail – 0.4%

3,989		Big Lots, Inc., (2)	172,245

5,577		Burlington Store Inc., (3)	306,958

2,858		Freds Inc., (2)	51,558

3,371		Tuesday Morning Corporation, (2), (3)	31,620
		Total Multiline Retail	562,381

Nuveen Investments	115

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 0.3%

4,666	Avista Corporation	$154,071

3,462	Black Hills Corporation	144,227

2,928	Northwestern Corporation, (2)	157,643
	Total Multi-Utilities	455,941

	Oil, Gas & Consumable Fuels – 1.9%

7,168	Abraxas Petroleum Corporation, (3)	13,476

166	Adams Resources and Energy, Incorporated	7,930

2,310	Alon USA Energy, Inc.	42,989

2,673	Approach Resources Inc., (2), (3)	10,398

1,456	Ardmore Shipping Corporation	19,132

3,855	Bill Barrett Corporation, (3)	21,896

3,677	Bonanza Creek Energy Inc., (3)	28,717

5,104	Callon Petroleum Company Del, (3)	33,380

3,805	Carrizo Oil & Gas, Inc., (3)	145,085

456	Clayton Williams Energy, (3)	18,368

5,267	Clean Energy Fuels Corporation, (2), (3)	30,338

4,726	Cloud Peak Energy Inc., (2), (3)	15,029

1,350	Contango Oil & Gas Company, (3)	12,393

4,243	Delek US Holdings Inc.	151,348

6,868	DHT Maritime Inc.	54,601

1,851	Dorian LPG Limited, (3)	29,116

3,553	Eclipse Resources Corporation, (2), (3)	13,679

3,232	Energy Fuels, Inc., (2), (3)	12,379

7,271	Energy XXI Limited Bermuda, (2)	12,870

1,025	Erin Energy Corporation, (2), (3)	4,233

1,412	Evolution Petroleum Corporation	7,371

12,249	Exco Resources Inc., (2)	7,095

7,993	Frontline Limited, (2)	24,698

3,079	GasLog Limited	47,786

5,997	Gastar Exploration Inc., (2), (3)	10,195

2,807	Green Plains Renewable Energy, Inc.	63,017

27,162	Halcon Resources Corporation, (2), (3)	29,878

672	Hallador Energy Company	4,731

77	Isramco, Inc., (3)	10,557

2,142	Jones Energy Inc, Class A, (3)	15,080

15,415	Magnum Hunter Resources Corporation, (2), (3)	14,792

5,411	Matador Resources Company, (3)	119,204

6,632	Navios Maritime Acquisition Corporation	26,263

1	Noble Energy, Inc	23

116	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

6,596	Nordic American Tanker Shipping Ltd, (2)	$99,072

4,735	Northern Oil and Gas Inc., (2), (3)	22,539

10,296	Oasis Petroleum Inc., (2), (3)	99,150

2,355	Pacific Ethanol, Inc., (3)	17,380

1,160	Panhandle Oil and Gas Inc.	20,671

1,184	Par Petroleum Corporation, (3)	21,324

6,172	Parsley Energy Inc. Class A Shares, (3)	89,247

2,963	PDC Energy Inc., (2), (3)	139,113

20,545	Peabody Energy Corporation, (2)	24,654

5,087	Penn Virginia Corporation, (2)	6,817

3,250	Renewable Energy Group Inc., (3)	33,150

3,768	Rex Energy Inc., (2), (3)	8,440

487	Rex Stores Corporation, (3)	25,149

1,503	Ring Energy Inc., (3)	12,280

4,047	RSP Permian Inc., (3)	100,366

3,951	Sanchez Energy Corporation, (2), (3)	28,961

32,025	SandRidge Energy Inc., (2), (3)	16,557

13,227	Scorpio Tankers Inc.	142,058

3,247	SemGroup Corporation, A Shares	230,829

4,386	Ship Financial International Limited, (2)	73,378

6,129	Solazyme Inc., (2), (3)	14,342

4,355	Stone Energy Corporation, (3)	25,215

7,697	Synergy Resources Corporation, (3)	74,892

6,202	Teekay Tankers Limited, Class A Shares, (2)	44,468

1,826	TransAtlantic Petroleum Limited, (3)	5,989

3,449	Triangle Petroleum Corporation, (2), (3)	12,796

11,331	Ultra Petroleum Corporation, (2), (3)	88,155

6,805	Uranium Energy Corporation, (3)	9,119

2,888	W&T Offshore Inc., (2)	10,888

5,262	Western Refining Inc.	232,370

1,225	Westmoreland Coal Company, (3)	19,098
	Total Oil, Gas & Consumable Fuels	2,806,514

	Paper & Forest Products – 0.6%

2,923	Boise Cascade Company, (3)	96,985

1,410	Clearwater Paper Corporation, (3)	82,978

812	Deltic Timber Corporation, (2)	52,699

3,341	Glatfelter	68,190

6,299	KapStone Paper and Packaging Corp.	147,397

10,537	Louisiana-Pacific Corporation, (2), (3)	155,315

Nuveen Investments	117

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Paper & Forest Products (continued)

1,285	Neenah Paper, Inc.	$77,845

2,253	Schweitzer-Mauduit International Inc.	89,444

3,273	Wausau Paper Corp., (2)	28,933
	Total Paper & Forest Products	799,786

	Personal Products – 0.2%

2,005	Elizabeth Arden, Inc., (2), (3)	21,133

1,290	Inter Parfums, Inc.	39,203

803	Medifast, Inc., (2), (3)	24,789

582	Natural Health Trends Corporation, (2)	17,635

844	Nature’s Sunshine Products	10,575

620	Nutraceutical International Corporation, (3)	14,985

851	Revlon Inc., (3)	30,610

1,442	Synutra International Inc., (2), (3)	9,330

417	USANA Health Sciences, Inc., (2), (3)	51,979
	Total Personal Products	220,239

	Pharmaceuticals – 2.0%

1,517	Aerie Pharmaceuticals Inc., (2), (3)	27,518

770	Agile Therapeutics, Inc., (3)	7,030

2,034	Alimera Sciences, Inc., (3)	9,804

2,349	Amphastar Pharmaceuticals, Inc., (3)	38,195

583	ANI Pharmaceuticals Inc., (3)	41,410

2,227	Aratana Therpaeutics Inc., (3)	39,240

1,062	Assembly Biosciences Inc., (2), (3)	15,930

3,246	Biodelivery Sciences, Inc., (2), (3)	26,455

907	Carbylan Therapeutics, Inc., (3)	6,267

6,185	Catalent, Inc., (3)	210,785

2,314	Cempra Inc., (3)	96,864

493	Collegium Pharmaceutical Inc., (3)	9,875

4,436	Corcept Therapeutics, Inc., (3)	22,357

642	Corium International, Inc., (3)	9,412

4,497	DepoMed, Inc., (2), (3)	141,655

950	Dermira, Inc., (3)	21,451

8,315	Durect Corporation, (3)	19,540

2,909	Endocyte Inc., (2), (3)	15,010

417	Flex Pharma Inc., (2), (3)	6,501

1,673	Foamix Pharmaceuticals Limited, (3)	17,801

421	Heska Corporation, (3)	14,209

3,058	IGI Laboratories Inc., (2), (3)	26,910

5,303	Impax Laboratories Inc., (3)	256,983

118	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

1,216	Intersect ENT, Inc., (3)	$36,079

1,542	Intra-Cellular Therapies Inc., (3)	44,872

1,994	Lannett Company Inc., (2), (3)	118,842

4,899	Medicines Company, (3)	153,780

9,847	Nektar Therapautics, (2), (3)	124,171

1,110	Ocular Therapeutix, Inc., (3)	25,630

2,799	Omeros Corporation, (2), (3)	45,064

2,696	Pacira Pharmaceuticals, Inc., (2), (3)	179,068

902	Paratek Pharmaceuticals, Inc., (3)	22,694

3,220	Pernix Therapeutics Holdings, Incorporated, (3)	16,036

1,291	Phibro Animal Health Corporation, Class A Shares	50,710

2,120	Pozen Inc., (3)	24,592

3,868	Prestige Brands Holdings Inc., (3)	184,194

2,411	Relypsa Inc., (3)	79,828

1,157	Revance Therapeutics Inc., (2), (3)	35,902

1,568	Sagent Pharmaceuticals Inc., (3)	38,541

3,668	SciClone Pharmaceuticals, Inc., (3)	33,415

1,839	Sucampo Pharmaceuticals, Inc., (3)	40,072

2,539	Supernus Pharmaceuticals Incorporated, (3)	53,852

2,672	Tetraphase Pharmaceuticals Inc., (3)	127,054

9,183	TherapeuticsMD, (2), (3)	71,536

1,824	Theravance Biopharma Inc., (3)	22,873

6,388	Theravance Inc., (2)	97,864

6,973	Vivus, Inc., (2), (3)	10,529

4,544	Xenoport, Inc., (3)	33,171

1,418	Zogenix Inc., (3)	27,377

1,343	ZS Pharma, Inc., (3)	80,217
	Total Pharmaceuticals	2,859,165

	Professional Services – 1.3%

3,882	Acacia Research, (2)	36,530

556	Barrett Business Services, Inc.	23,018

3,170	CBIZ Inc., (3)	31,066

1,176	CDI Corporation	14,241

2,475	CEB Inc.	189,387

677	CRA International, Inc., (3)	15,801

1,922	Exponent, Inc.	85,510

758	Franklin Covey Company, (3)	14,334

3,077	FTI Consulting Inc., (3)	125,911

1,023	GP Strategies Corporation, (3)	29,350

Nuveen Investments	119

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Professional Services (continued)

1,412	Heidrick & Struggles International, Inc.	$30,880

2,323	Hill International, Inc., (3)	11,104

1,714	Huron Consulting Group, Inc., (3)	131,070

1,445	ICF International, Inc., (3)	52,974

1,432	Insperity Inc.	72,001

2,122	Kelly Services, Inc.	31,703

1,824	KForce Inc.	42,627

3,729	Korn Ferry International	124,847

1,270	Mistras Group Inc., (3)	22,847

3,567	Navigant Consulting Inc., (3)	56,073

3,825	On Assignment, Inc., (3)	146,574

12,699	Pendrell Corporation, (3)	17,525

2,780	Resources Connection, Inc.	44,007

4,112	RPX Corporation, (3)	63,654

3,139	The Advisory Board Company, (3)	188,026

3,044	TriNet Group Inc., (3)	81,823

3,102	TrueBlue Inc., (3)	79,907

705	Volt Information Sciences Inc., (3)	6,789

307	VSE Corporation	14,552

2,644	WageWorks, Incorporated, (3)	132,068
	Total Professional Services	1,916,199

	Real Estate Investment Trust – 8.4%

4,449	Acadia Realty Trust	142,279

2,201	AG Mortgage Investment Trust Inc., (2)	40,058

1,103	Agree Realty Corporation	34,182

164	Alexander’s Inc.	66,497

4,231	Altisource Residential Corporation	69,642

2,781	American Assets Trust Inc	115,745

3,785	American Capital Mortgage Investment Corporation	61,090

2,495	American Residential Properties Inc., (2)	46,158

7,752	Anworth Mortgage Asset Corporation	38,760

2,851	Apollo Commercial Real Estate Finance, Inc.	48,125

2,485	Apollo Residential Mortgage Inc.	35,983

2,217	Ares Commercial Real Estate Corporation, (2)	27,602

1,936	Armada Hoffler Properties Inc.	19,844

26,064	Armour Residential REIT Inc.	74,022

2,219	Ashford Hospitality Prime Inc.	32,313

6,139	Ashford Hospitality Trust Inc.	53,655

4,281	Associated Estates Realty Corp.	123,079

120	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

1,393	Bluerock Residential Growth REIT, Inc.	$17,830

5,020	Campus Crest Communities Inc.	28,614

7,087	Capstead Mortgage Corporation, (2)	78,453

2,085	CareTrust REIT Inc.	27,063

2,925	CatchMark Timber Trust Inc., Class A	31,239

6,026	Cedar Shopping Centers Inc.	40,374

17,518	Chambers Street Properties	129,984

2,962	Chatham Lodging Trust	80,033

4,551	Chesapeake Lodging Trust	145,951

8,327	Colony Financial Inc.	189,189

1,629	Coresite Realty Corporation	81,776

16,021	Cousins Properties, Inc.	166,298

12,304	CubeSmart	321,873

4,897	CyrusOne Inc.	150,534

11,697	CYS Investments Inc., (2)	90,769

6,056	DCT Industrial Trust Inc.	210,507

15,177	DiamondRock Hospitality Company	191,382

4,671	Dupont Fabros Technology Inc.	140,831

4,242	Dynex Capital, Inc.	31,264

1,068	Easterly Government Properties, Inc.	16,874

2,428	EastGroup Properties Inc.	146,166

3,607	Education Realty Trust Inc.	114,125

4,229	Entertainment Properties Trust	241,560

4,765	Equity One Inc.	122,318

4,732	Excel Trust Inc.	74,955

11,093	FelCor Lodging Trust Inc.	103,830

8,189	First Industrial Realty Trust, Inc.	171,478

4,558	First Potomac Realty Trust	51,733

6,978	Franklin Street Properties Corporation	82,131

5,629	Geo Group Inc.	212,495

449	Getty Realty Corporation	7,462

1,466	Gladstone Commercial Corporation	23,485

4,416	Government Properties Income Trust	76,264

4,237	Gramercy Property Trust Inc.	103,637

2,519	Hannon Armstrong Sustainable Infrastructure Capital Inc.	50,556

7,159	Hatteras Financial Corp.	116,405

7,448	Healthcare Realty Trust, Inc.	179,050

3,631	Hersha Hospitality Trust	98,473

6,989	Highwoods Properties, Inc., (2)	295,844

Nuveen Investments	121

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,064	Hudson Pacific Properties Inc.	$155,870

1,811	Independence Realty Trust, (2)	14,796

6,770	Inland Real Estate Corporation	66,481

9,108	Invesco Mortgage Capital Inc.	131,246

8,406	Investors Real Estate Trust, (2)	60,607

6,582	iStar Financial Inc., (3)	86,224

6,182	Kite Realty Group Trust	163,205

2,941	Ladder Capital Corporation	46,203

8,356	LaSalle Hotel Properties	278,004

15,196	Lexington Corporate Properties Trust	130,686

2,700	LTC Properties Inc.	118,449

6,592	Mack-Cali Realty Corporation	137,377

15,453	Medical Properties Trust Inc.	211,243

4,338	Monmouth Real Estate Investment Corporation	43,467

12,317	Monogram Residential Trust, Inc.	115,041

2,563	National Health Investors Inc.	167,236

1,693	National Storage Affiliates Trust	20,028

17,029	New Residential Investment	267,185

6,395	New Senior Investment Group Inc.	82,751

8,140	New York Mortgage Trust, Inc., (2)	60,887

12,016	New York REIT, Inc., (2)	124,486

1,401	NexPoint Residential Trust, Inc.	18,171

978	One Liberty Properties Inc.	22,103

1,356	Orchid Island Capital Inc.	11,689

5,741	Parkway Properties Inc.	102,994

5,118	Pebblebrook Hotel Trust	208,303

5,331	Penn Real Estate Investment Trust	116,855

5,517	PennyMac Mortgage Investment Trust	97,982

5,418	Physicians Realty Trust	86,905

3,009	Potlatch Corporation	105,345

1,644	Preferred Apartment Communities Inc.	18,627

1,411	PS Business Parks Inc.	108,633

1,775	QTS Realty Trust Inc., Class A Shares	73,662

6,131	RAIT Investment Trust, (2)	32,126

5,534	Ramco-Gershenson Properties Trust	93,746

6,435	Redwood Trust Inc.	99,743

10,021	Resource Capital Corporation	35,875

5,988	Retail Opportunity Investments Corporation	102,694

3,560	Rexford Industrial Realty Inc.	51,869

122	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

9,777	RLJ Lodging Trust	$291,648

2,880	Rouse Properties Inc.	50,688

3,216	Ryman Hospitalities Properties	183,891

4,381	Sabra Health Care Real Estate Investment Trust Inc.	119,820

654	Saul Centers Inc.	33,930

4,635	Select Income REIT	93,024

2,689	Silver Bay Realty Trust Corporation, (2)	43,589

2,557	Sovran Self Storage Inc.	243,452

4,184	STAG Industrial Inc.	82,174

2,823	Starwood Waypoint Residential Trust	69,107

2,204	STORE Capital Corporation	46,284

19,177	Strategic Hotels & Resorts Inc., (3)	262,150

6,652	Summit Hotel Properties Inc.	90,667

3,446	Sun Communities Inc., (2)	239,531

15,435	Sunstone Hotel Investors Inc.	217,170

3,321	Terreno Realty Corporation	69,641

1,498	Trade Street Residential Inc., (2)	10,501

1,690	UMH Properties Inc.	16,224

2,266	United Development Funding IV, (2)	41,105

940	Universal Health Realty Income Trust	46,032

6,567	Urban Edge Properties	140,993

1,935	Urstadt Biddle Properties Inc.	36,958

5,039	Washington Real Estate Investment Trust, (2)	135,247

3,235	Western Asset Mortgage Capital Corporation, (2)	44,869

1,779	Whitestone Real Estate Investment Trust	23,002

2,665	Winthrop Realty Trust, Inc.	39,682

8,259	Xenia Hotels & Resorts Inc., (2)	171,209
	Total Real Estate Investment Trust	12,183,221

	Real Estate Management & Development – 0.4%

3,614	Alexander & Baldwin Inc.	136,429

66	Altisource Asset Management Corporation, (3)	8,750

976	Altisource Portfolio Solutions SA, (3)	31,876

787	AV Homes Inc., (3)	11,624

333	Consolidated Tomoka Land Company	19,291

2,708	Forestar Real Estate Group Inc., (3)	34,662

546	FRP Holdings Inc., (3)	16,112

6,863	Kennedy-Wilson Holdings Inc.	173,771

1,005	Marcus & Millichap Inc., (3)	51,496

825	ReMax Holdings Inc.	31,202

Nuveen Investments	123

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

4,901	St Joe Company, (3)	$79,641

1,049	Tejon Ranch Company, (3)	26,036
	Total Real Estate Management & Development	620,890

	Road & Rail – 0.7%

2,016	ArcBest Corporation	66,629

1,622	Celadon Group, Inc.	35,197

4,263	Con-Way, Inc.	165,362

867	Covenant Transport, Inc., (3)	20,470

3,726	Heartland Express, Inc., (2)	79,476

4,539	Knight Transportation Inc.	122,735

1,845	Marten Transport, Ltd.	35,775

260	PAM Transportation Services, Inc., (3)	13,676

2,211	Quality Distribution, Inc., (3)	35,177

2,162	Roadrunner Transportation System Inc., (3)	56,601

1,856	Saia, Inc., (3)	80,587

6,596	Swift Transportation Company, (3)	157,117

450	Universal Truckload Services, Inc.	9,509

725	USA Truck, Inc., (3)	14,181

3,275	Werner Enterprises, Inc.	92,486

2,424	YRC Worldwide Inc., (2), (3)	46,783
	Total Road & Rail	1,031,761

	Semiconductors & Semiconductor Equipment – 2.8%

3,024	Advanced Energy Industriess Inc., (3)	79,199

47,048	Advanced Micro Devices, Inc., (2), (3)	90,803

1,447	Alpha & Omega Semiconductor Limited, (3)	11,359

2,317	Ambarella, Incorporated, (2), (3)	268,471

6,883	Amkor Technology Inc., (3)	30,354

6,092	Applied Micro Circuits Corporation, (2), (3)	37,831

9,027	Axcelis Technologies Inc., (3)	26,630

4,991	Brooks Automation Inc.	52,655

1,871	Cabot Microelectronics Corporation, (3)	84,831

992	Cascade Microtech, Inc., (3)	14,791

4,098	Cavium Networks Inc., (3)	277,844

1,628	CEVA, Inc., (3)	30,492

4,691	Cirrus Logic Inc., (3)	154,850

2,060	Cohu Inc.	20,415

2,827	Diodes Inc., (3)	62,731

1,647	DSP Group Inc., (3)	14,378

10,373	Entegris Inc., (3)	153,676

124	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

3,064	Exar Corporation, (3)	$24,114

8,612	Fairchild Semiconductor International Inc., Class A, (3)	129,697

4,309	FormFactor Inc., (3)	31,154

2,833	Inphi Corporation, (3)	64,394

10,973	Integrated Device Technology, Inc., (3)	209,694

2,343	Integrated Silicon Solution	51,382

9,988	Intersil Holding Corporation, Class A	111,166

1,836	IXYS Corporation	19,205

5,526	Kopin Corporation, (3)	16,467

8,640	Lattice Semiconductor Corporation, (3)	42,509

1,736	MA-COM Technology Solutions Holdings Incorporated, (3)	58,521

5,537	Mattson Technology, Inc., (3)	15,836

3,444	Maxlinear Inc., (3)	37,471

3,459	Micrel, Incorporated	48,253

7,040	Microsemi Corporation, (3)	231,898

3,948	MKS Instruments Inc.	140,154

2,924	Monolithic Power Systems, Inc.	151,200

1,926	Nanometrics Inc., (3)	26,348

2,066	NeoPhotonics Corporation, (3)	18,305

375	NVE Corporation	22,387

4,350	Omnivision Technologies, Inc., (3)	106,227

1,997	PDF Solutions, Inc., (3)	27,978

1,719	Pericom Semiconductor Corporation	20,576

4,781	Photronics Inc., (3)	39,443

12,902	PMC-Sierra, Inc., (3)	87,863

2,176	Power Integrations Inc.	84,342

8,540	Rambus Inc., (3)	111,789

2,578	Rudolph Technologies, (3)	28,925

4,910	Semtech Corporation, (2), (3)	86,367

2,618	Sigma Designs, Inc., (3)	27,149

3,160	Silicon Laboratories Inc., (3)	142,168

2,725	Synaptics, Inc., (3)	216,310

3,892	Tessera Technologies Inc.	134,897

1,991	Ultra Clean Holdings, Inc., (3)	15,092

2,041	Ultratech Stepper Inc., (3)	32,493

2,986	Veeco Instruments Inc., (3)	77,278

3,963	Xcerra Corporation, (3)	24,907
	Total Semiconductors & Semiconductor Equipment	4,125,269

Nuveen Investments	125

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Software – 4.3%

2,508	A10 Networks Inc., (3)	$16,327

8,635	ACI Worldwide, Inc., (3)	204,390

2,000	American Software, Inc.	18,440

6,315	Aspen Technology Inc., (3)	280,260

2,703	AVG Technologies NV, (3)	77,684

615	Barracuda Networks Inc., (2), (3)	16,876

3,467	Blackbaud, Inc.	212,042

3,053	Bottomline Technologies, Inc., (3)	83,835

2,217	Broadsoft Inc., (3)	77,418

4,146	Callidus Software, Inc., (3)	68,824

3,346	CommVault Systems, Inc., (3)	125,375

1,715	Comverse Incorporated, (3)	34,763

2,217	Cyan Inc. (3)	12,637

526	Digimarc Corporation	20,903

3,602	Digital Turbine Inc., (2), (3)	8,753

1,983	Ebix, Inc., (2)	61,453

2,193	Ellie Mae Incorporated, (2), (3)	172,041

2,096	EnerNOC, Inc., (2), (3)	17,250

2,409	EPIQ Systems, Inc.	39,869

313	ePlus, Inc., (3)	24,073

2,297	Fair Isaac Corporation	208,315

2,827	Fleetmatics Group Limited, (2), (3)	135,328

2,023	Gigamon Inc., (3)	54,378

1,130	Globant S.A, (3)	35,934

8,901	Glu Mobile, Inc., (2), (3)	52,204

1,399	Guidance Software, Inc., (3)	14,088

5,190	Guidewire Software Incorporated, (3)	306,470

1,391	HubSpot, Inc., (3)	75,044

1,991	Imperva Incorporated, (3)	130,809

4,191	Infoblox, Incorporated, (3)	98,489

1,291	Interactive Intelligence Group, (3)	53,525

3,301	Jive Software Inc., (3)	15,581

5,457	Manhattan Associates Inc., (3)	353,723

7,511	Mentor Graphics Corporation	195,962

686	Microstrategy Inc., (3)	139,841

2,876	MobileIron, Inc., (3)	16,451

1,494	Model N Inc., (3)	16,972

2,962	Monotype Imaging Holdings Inc.	73,843

6,791	NetScout Systems, Inc., (3)	270,825

126	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

770	Park City Group Inc., (2), (3)	$10,095

2,333	Paycom Software Inc., (3)	74,656

1,145	Paylocity Holding Corporation, (2), (3)	41,128

2,748	Pegasystems, Inc.	74,443

3,743	Progress Software Corporation, (3)	111,092

2,916	Proofpoint, Incorporated, (2), (3)	188,665

1,874	PROS Holdings, Inc., (3)	40,984

490	QAD Inc A	13,078

6,756	QLIK Technologies Inc., (3)	273,348

1,838	Qualys Incorporated, (2), (3)	67,932

3,879	RealPage Inc., (3)	74,477

6,539	Rovi Corporation, (3)	71,864

1,902	Sapiens International Corporation NV	20,408

2,548	SeaChange International, Inc., (3)	17,556

2,715	Silver Springs Networks Inc., (3)	30,408

2,873	Synchronoss Technologies, Inc., (3)	137,329

6,257	Take-Two Interactive Software, Inc., (2), (3)	197,596

3,001	Tangoe Inc., (3)	33,071

3,965	TeleCommunication Systems, (3)	14,552

2,113	TeleNav Inc., (3)	14,791

1,898	The Rubicon Project Inc., (3)	33,082

7,392	TiVo, Inc., (3)	73,624

1,033	TubeMogul Inc., (3)	14,596

2,490	Tyler Technologies Inc., (3)	347,455

662	Varonis Systems Inc., (3)	13,763

2,170	Vasco Data Security International, Inc., (2), (3)	44,246

4,539	Verint Systems Inc., (3)	264,261

3,299	VirnetX Holding Corporation, (2), (3)	15,274

556	Workiva Inc., (3)	8,112

1,345	Yodlee, Inc., (3)	16,893

3,974	Zendesk Inc., (3)	81,984

4,596	Zix Corporation, (3)	22,428
	Total Software	6,264,186

	Specialty Retail – 3.1%

5,144	Abercrombie & Fitch Co., Class A, (2)	103,343

14,453	American Eagle Outfitters, Inc.	256,541

603	America’s Car-Mart, Inc., (3)	27,895

3,402	Ann Inc., (3)	155,641

2,016	Asbury Automotive Group, Inc., (3)	178,013

Nuveen Investments	127

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

10,382	Ascena Retail Group Inc., (2), (3)	$129,983

3,753	Barnes & Noble Inc., (2)	98,666

2,432	bebe stores, inc.	4,475

1,401	Big 5 Sporting Goods Corporation	15,425

884	Boot Barn Holdings, Inc., (3)	27,934

2,094	Buckle Inc., (2)	92,618

957	Build-A-Bear-Workshop, Inc., (3)	16,700

3,240	Caleres Inc.	107,050

1,946	Cato Corporation	74,746

10,602	Chico’s FAS, Inc., (2)	161,362

1,524	Childrens Place Retail Stores Inc., (2)	88,240

2,825	Christopher & Banks Corporation	9,125

1,209	Citi Trends, Inc.	28,786

2,024	Conn’s, Inc., (2), (3)	69,868

1,195	Container Store Group Inc., (2), (3)	21,725

2,818	Destination XL Group Inc., (2), (3)	13,780

6,251	Express Inc., (3)	119,019

3,405	Finish Line, Inc.	93,603

4,029	Five Below, Incorporated, (2), (3)	148,549

3,130	Francescas Holdings Corporation, (3)	38,061

1,779	Genesco Inc., (3)	115,083

1,726	Group 1 Automotive Inc.	167,370

4,579	Guess Inc., (2)	100,234

1,563	Haverty Furniture Companies Inc.	34,667

1,841	Hibbett Sporting Goods, Inc., (2), (3)	83,858

1,135	Kirkland’s, Inc., (3)	30,963

1,684	Lithia Motors Inc.	201,558

2,003	Lumber Liquidators Inc., (2), (3)	38,658

1,945	Marinemax Inc., (3)	35,127

1,517	Mattress Firm Holding Corporation, (2), (3)	93,826

3,573	Mens Wearhouse Inc.	212,665

2,355	Monro Muffler Brake, Inc., (2)	148,954

1,364	Outerwall Inc., (2)	96,598

1,860	Party City Holdco Inc., (3)	38,353

4,128	Pep Boys – Manny, Moe & Jack	48,917

6,668	Pier 1 Imports, Inc., (2)	78,749

3,922	Rent-A-Center Inc.	105,070

2,417	Restoration Hardware Holdings Incorporated, (2), (3)	245,229

3,869	Select Comfort Corporation, (3)	100,749

128	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

1,172	Shoe Carnival, Inc.	$33,179

2,434	Sonic Automotive Inc.	56,688

1,329	Sportsman’s Warehouse Holdings Inc., (2), (3)	15,536

2,362	Stage Stores Inc.	41,571

2,152	Stein Mart, Inc.	21,929

908	Systemax Inc., (3)	6,193

2,005	Tile Shop Holdings Inc., (3)	28,631

819	Tilly’s Inc, Class A Shares, (3)	7,412

2,200	Vitamin Shoppe Inc., (3)	80,872

1,415	West Marine, Inc., (3)	12,848

168	Winmark Corporation, (2)	17,028

1,609	Zumiez, Inc., (2), (3)	41,995
	Total Specialty Retail	4,421,658

	Technology Hardware, Storage & Peripherals – 0.6%

2,389	Avid Technology Inc., (3)	29,289

3,019	Cray, Inc., (3)	78,313

4,797	Diebold Inc.	163,338

4,652	Dot Hill Systems Corporation, (3)	29,401

1,369	Eastman Kodak Company, (3)	18,659

3,467	Electronics For Imaging, (3)	158,442

2,598	Imation Corporation	10,652

2,199	Immersion Corporation, (3)	30,170

3,746	Nimble Storage Inc., (2), (3)	103,465

6,453	QLogic Corporation, (3)	57,238

17,011	Quantum Corporation, (3)	18,032

2,681	Silicon Graphics International Corporation, (2), (3)	13,700

3,766	Stratasys, Inc., (2), (3)	115,729

2,727	Super Micro Computer Inc., (3)	72,729

6,217	Violin Memory Inc., (2), (3)	14,672
	Total Technology Hardware, Storage & Peripherals	913,829

	Textiles, Apparel & Luxury Goods – 1.0%

633	Cherokee Inc.	17,768

2,130	Columbia Sportswear Company	152,380

5,694	Crocs, Inc., (2), (3)	89,567

680	Culp Inc.	20,570

2,556	Deckers Outdoor Corporation, (2), (3)	186,281

2,978	G III Apparel Group, Limited, (3)	215,101

3,531	Iconix Brand Group, Inc., (2), (3)	76,729

1,187	Movado Group Inc.	30,067

Nuveen Investments	129

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

1,084	Oxford Industries Inc.	$90,980

943	Perry Ellis International, Inc., (3)	22,693

10,533	Quiksilver Inc., (2), (3)	4,830

1,864	Sequential Brands Group Inc., (3)	33,049

4,162	Steven Madden Limited, (3)	173,472

549	Superior Uniform Group Inc.	10,557

3,929	Tumi Holdings Inc., (3)	75,633

1,136	Unifi Inc., (3)	35,057

1,574	Vera Bradley Inc., (2), (3)	17,094

866	Vince Holding Company, (3)	8,495

7,634	Wolverine World Wide Inc., (2)	223,829
	Total Textiles, Apparel & Luxury Goods	1,484,152

	Thrifts & Mortgage Finance – 1.9%

510	Anchor BanCorp Wisconsin Inc., (3)	18,875

6,717	Astoria Financial Corporation	101,561

3,611	Bank Mutual Corporation	26,252

1,445	BankFinancial Corporation	17,470

201	BBX Capital Corporation, (3)	3,210

985	Bear State Financial Inc., (3)	9,013

6,118	Beneficial Bancorp, Inc., (3)	78,677

1,102	BofI Holdings, Inc., (2), (3)	135,381

5,475	Brookline Bancorp, Inc.	61,703

10,404	Capitol Federal Financial Inc.	125,056

1,227	Charter Financial Corporation	14,896

1,920	Clifton Bancorp Inc.	26,112

2,302	Dime Community Bancshares, Inc.	39,134

4,110	Essent Group Limited, (3)	120,300

7,066	Everbank Financial Corporation	140,896

808	Federal Agricultural Mortgage Corporation	21,614

749	First Defiance Financial Corporation	28,799

1,572	Flagstar Bancorp Inc., (3)	31,912

942	Fox Chase Bancorp.	16,080

97	Hingham Institution for Savings	11,738

5,508	Home Loan Servicing Solutions Limited, (2)	3,767

1,525	HomeStreet Inc.	34,480

637	Impac Mortgage Holdings Inc., (2), (3)	13,931

6,918	Kearny Financial Corporation, (3)	77,136

429	LendingTree, Inc., (3)	35,573

4,064	Meridian Bancorp, Inc.	52,995

130	Nuveen Investments

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

475	Meta Financial Group, Inc.	$24,016

25,121	MGIC Investment Corporation, (2), (3)	278,089

2,906	Nationstar Mortgage Holdings, Incorporated, (2), (3)	53,906

3,919	NMI Holdings Inc., Class A Shares, (3)	31,352

3,470	Northfield Bancorp Inc.	52,258

6,986	Northwest Bancshares Inc., (2)	88,652

1,064	OceanFirst Financial Corporation	18,652

7,946	Ocwen Financial Corporation, (3)	66,985

3,255	Oritani Financial Corporation	51,136

1,038	PennyMac Financial Services Inc., (3)	18,923

4,675	Provident Financial Services Inc.	91,723

14,157	Radian Group Inc., (2)	261,338

1,153	Stonegate Mortgage Corporation, (2), (3)	11,034

678	Territorial Bancorp Inc.	17,160

7,030	TrustCo Bank Corporation NY, (2)	43,797

4,114	United Community Financial Corporation	21,228

3,659	United Financial Bancorp Inc.	49,360

1,958	Walker & Dunlop Inc., (3)	46,894

7,014	Washington Federal Inc.	163,286

2,233	Waterstone Financial Inc.	28,828

1,962	WSFS Financial Corporation	56,329
	Total Thrifts & Mortgage Finance	2,721,507

	Tobacco – 0.2%

1,671	Universal Corporation	95,331

5,356	Vector Group Ltd., (2)	135,614
	Total Tobacco	230,945

	Trading Companies & Distributors – 0.6%

4,616	Aircastle LTD	111,107

2,971	Applied Industrial Technologies Inc.	114,770

3,671	Beacon Roofing Supply Company, (3)	128,485

1,271	CAI International Inc., (3)	17,870

932	DXP Enterprises, Inc., (3)	34,204

2,309	H&E Equipment Services, Inc.	41,423

2,014	Kaman Corporation	79,493

429	Lawson Products, Inc.	11,737

7,618	MRC Global Inc., (3)	97,891

811	Neff Corporation, Class A Shares, (3)	6,683

2,618	Rush Enterprises, Class A, (3)	66,733

1,175	Stock Building Supply Holdings Inc., (3)	22,772

Nuveen Investments	131

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Trading Companies & Distributors (continued)

2,460	TAL International Group Inc., (2)	$48,708

1,674	Textainer Group Holdings Limited, (2)	37,933

1,345	Titan Machinery, Inc., (3)	18,897

602	Veritiv Corporation, (2), (3)	22,431
	Total Trading Companies & Distributors	861,137

	Transportation Infrastructure – 0.0%

4,066	Wesco Aircraft Holdings Inc., (3)	58,510

	Water Utilities – 0.2%

2,794	American States Water Co	107,709

631	Artesian Resources Corporation	13,611

3,542	California Water Service Group	76,259

845	Connecticut Water Service, Inc.	28,764

1,089	Consolidated Water Company, Limited	13,177

1,240	Middlesex Water Company	28,198

1,215	SJW Corporation	36,268

1,003	York Water Company	21,404
	Total Water Utilities	325,390

	Wireless Telecommunication Services – 0.1%

2,708	Boingo Wireless Inc., (3)	26,349

1,274	NTELOS Holdings Corporation	8,141

3,962	RingCentral Inc., Class A, (3)	78,051

1,868	Shenandoah Telecommunications Company	64,222

1,680	Spok Holdings, Inc.	28,106
	Total Wireless Telecommunication Services	204,869
	Total Common Stocks (cost $97,520,986)	137,589,116

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS – 0.0%

3,608	CorEnergy Infrastructure Trust Inc.	$22,442
	Total Exchange-Traded Funds (cost $26,247)	22,442

Shares	Description (1)	Value

	Common Stock Right – 0.0%

591	Actavis PLC, (4)	$5,774

6,523	Chelsea Therapeutics International Limited, (4)	—

692	Clinical Data, Inc., (3), (4)	—

1,250	Durata Therapeutics Inc., (2), (4)	1,025

1,493	Gerber Scientific Inc., (3), (4)	—

4,499	Leap Wireless International Inc., (4)	11,338

132	Nuveen Investments

Shares	Description (1)				Value

	Common Stock Right (continued)

424	Omthera Pharmaceuticals Inc., (4)				$—

2,878	Trius Therapeutics Inc., (4)				—
	Total Common Stock Rights (cost $—)				18,137

Shares	Description (1)				Value

	Warrants – 0.0%

106	Imperial Holdings, Inc., (4)				$42

1,328	Magnum Hunter Resources Corporation, (2), (4)				4

157	Tejon Ranch Company, (6)				71
	Total Warrants (cost $855)				117
	Total Long-Term Investments (cost $97,548,088)				137,629,812

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.0%

	Money Market Funds – 19.0%

27,588,794	Mount Vernon Securities Lending Prime Portfolio, 0.238%, (7), (8)				$27,588,794
	Total Investments Purchased with Collateral from Securities Lending (cost $27,588,794)				27,588,794

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	SHORT-TERM INVESTMENTS – 5.3%

	Money Market Funds – 5.1%

7,353,607	First American Treasury Obligations Fund, Class Z	0.000% (7)	N/A	N/A	$7,353,607

	U.S. Government and Agency Obligations – 0.2%

$275	U.S. Treasury Bills, (10)	0.000%	11/12/15	AAA	274,942
	Total Short-Term Investments (cost $7,628,511)				7,628,549
	Total Investments (cost $132,765,393) – 119.2%				172,847,155
	Other Assets Less Liabilities – (19.2)% (11)				(27,782,917)
	Net Assets – 100%				$145,064,238

Investments in Derivatives as of July 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	62	9/15	$7,820,452	$33,480	$(162,213)

Nuveen Investments	133

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$137,589,116	$—	$—	$137,589,116
Exchange-Traded Funds	22,442	—	—	22,442
Common Stock Rights	—	—	18,137	18,137
Warrants	—	71	46	117
Investments Purchased with Collateral from Securities Lending	27,588,794	—	—	27,588,794
Short-Term Investments:
Money Market Funds	7,353,607	—	—	7,353,607
U.S. Government & Agency Obligations	—	274,942	—	274,942
Investments in Derivatives:
Futures Contracts*	(162,213)	—	—	(162,213)
Total	$172,391,746	$275,013	$18,183	$172,684,942
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $133,150,673.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$50,005,154
Depreciation	(10,308,672)
Net unrealized appreciation (depreciation) of investments	$39,696,482

134	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,354,272.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(10)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(12)	Shares round to less than 1.

N/A	Not applicable

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt.

Nuveen Investments	135

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2015